UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3518

Fidelity Newbury Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2012

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Cash Management Funds:
Prime Fund

January 31, 2012

1.813076.107

MM-QTLY-0312

Investments January 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 0.2%
		Yield (a)	Principal Amount (000s)	Value (000s)
LP Pinewood SPV LLC Taxable, LOC Wells Fargo Bank NA
	2/7/12	0.20% (d)	$ 33,000	$ 33,000
Certificates of Deposit - 39.5%

Domestic Certificates Of Deposit - 1.8%
Branch Banking & Trust Co.
	2/13/12 to 5/3/12	0.25 to 0.35	322,000	322,000
London Branch, Eurodollar, Foreign Banks - 9.2%
Australia & New Zealand Banking Group Ltd.
	6/6/12	0.61	33,000	33,000
Commonwealth Bank of Australia
	3/22/12	0.32	107,000	107,001
HSBC Bank PLC
	2/9/12 to 5/31/12	0.30 to 0.55	479,000	479,000
ING Bank NV
	3/2/12	0.33	123,000	123,000
Mitsubishi UFJ Trust & Banking Corp.
	4/12/12	0.59	80,000	80,001
National Australia Bank Ltd.
	2/1/12 to 4/17/12	0.30 to 0.52	816,000	816,000
				1,638,002
New York Branch, Yankee Dollar, Foreign Banks - 28.5%
Bank of Montreal
	10/25/12 to 2/5/13	0.63 to 0.76 (d)	170,000	170,057
Bank of Montreal Chicago CD Program
	9/26/12 to 10/29/12	0.43 to 0.47 (d)	182,000	182,000
Bank of Nova Scotia
	7/5/12 to 2/8/13	0.46 to 0.69 (d)	175,000	175,025
Bank of Tokyo-Mitsubishi UFJ Ltd.
	2/6/12 to 4/23/12	0.41 to 0.50	527,000	527,000
Canadian Imperial Bank of Commerce
	10/1/12	0.50	166,000	166,000
Canadian Imperial Bank of Commerce New York Branch
	9/24/12 to 2/15/13	0.45 to 0.62 (d)	341,000	341,000
Credit Suisse New York Branch
	2/17/12	0.47	177,000	177,000

Certificates of Deposit - continued
		Yield (a)	Principal Amount (000s)	Value (000s)
New York Branch, Yankee Dollar, Foreign Banks - continued
DnB NOR Bank ASA
	2/10/12 to 3/2/12	0.50 to 0.52%	$ 114,000	$ 113,999
Mitsubishi UFJ Trust & Banking Corp.
	2/23/12 to 4/30/12	0.50 to 0.55	189,000	189,000
Mizuho Corporate Bank Ltd.
	2/1/12 to 3/5/12	0.18 to 0.40	356,000	356,000
National Bank Canada
	2/21/12 to 7/10/12	0.20 to 0.47 (d)	272,000	272,000
Nordea Bank AB
	2/3/12	0.68 (d)	8,000	8,000
Nordea Bank Finland PLC
	3/1/12	0.50	59,000	59,000
Rabobank Nederland New York Branch
	2/1/12 to 6/8/12	0.35 to 0.55 (d)	679,000	679,000
Royal Bank of Canada
	1/31/13 to 2/11/13	0.64 to 0.94 (d)	204,000	204,000
Royal Bank of Scotland PLC Connecticut Branch
	2/8/12	0.28	68,000	68,000
Sumitomo Mitsui Banking Corp.
	2/15/12 to 4/2/12	0.45 to 0.55	490,000	490,000
Sumitomo Trust & Banking Co. Ltd.
	2/6/12 to 4/19/12	0.32 to 0.50	366,000	366,000
Svenska Handelsbanken
	2/3/12 to 4/3/12	0.40 to 0.52	293,000	293,001
Toronto-Dominion Bank
	10/19/12 to 2/4/13	0.50 to 0.58 (d)	247,000	247,000
				5,083,082
TOTAL CERTIFICATES OF DEPOSIT				7,043,084
Commercial Paper - 23.0%

Amsterdam Funding Corp. (Royal Bank of Scotland PLC Guaranteed)
	2/6/12	0.28 (b)	129,346	129,341
ASB Finance Ltd.
	3/2/12	0.44 (d)	65,000	65,000
Commercial Paper - continued
		Yield (a)	Principal Amount (000s)	Value (000s)
ASB Finance Ltd. (London)
	4/11/12 to 4/13/12	0.58%	$ 30,000	$ 29,966
Barclays Bank PLC
	2/27/12 to 3/2/12	0.77 to 0.78 (b)	262,000	262,000
Barclays Bank PLC/Barclays US CCP Funding LLC
	2/7/12 to 3/1/12	0.28	109,000	108,989
Barclays U.S. Funding Corp.
	2/6/12 to 2/14/12	0.22 to 0.23	326,000	325,983
BP Capital Markets PLC
	3/7/12 to 3/9/12	0.30	321,000	320,902
Caisse d'Amort de la Dette Sociale
	5/25/12	0.43 (b)(d)	58,000	57,998
Commonwealth Bank of Australia
	4/10/12 to 6/15/12	0.50 to 0.62	126,000	125,766
Credit Suisse New York Branch
	2/28/12	0.45	174,000	173,941
Danske Corp.
	2/14/12 to 2/15/12	0.25	227,000	226,979
DnB NOR Bank ASA
	2/28/12 to 3/12/12	0.47 to 0.52	145,000	144,943
Liberty Street Funding LLC (Bank of Nova Scotia Guaranteed)
	4/9/12	0.24	39,000	38,982
Manhattan Asset Funding Co. LLC (Liquidity Facility Sumitomo Mitsui Banking Corp.)
	2/10/12	0.35	71,000	70,994
Market Street Funding LLC (Liquidity Facility PNC Bank NA)
	3/23/12	0.25	100,000	99,965
Nationwide Building Society
	2/6/12 to 3/27/12	0.38 to 0.49	140,000	139,946
Nordea North America, Inc.
	2/2/12 to 2/28/12	0.40 to 0.50	334,000	333,946
Skandinaviska Enskilda Banken AB
	2/8/12 to 3/5/12	0.30 to 0.48	214,000	213,940
Svenska Handelsbanken, Inc.
	3/1/12	0.49	80,000	79,968
Swedbank AB
	2/10/12 to 3/22/12	0.40 to 0.47	108,000	107,970

Commercial Paper - continued
		Yield (a)	Principal Amount (000s)	Value (000s)
Texas Instruments International Management Co. S.a.r.L.
	7/9/12	0.43%	$ 6,000	$ 5,989
Toyota Motor Credit Corp.
	4/17/12	0.31	45,000	44,971
UBS Finance, Inc.
	2/23/12 to 5/4/12	0.42 to 0.54	747,000	746,381
Westpac Banking Corp.
	3/19/12 to 4/10/12	0.25 to 0.60 (d)	248,000	247,976
TOTAL COMMERCIAL PAPER				4,102,836
U.S. Government and Government Agency Obligations - 2.8%

Other Government Related - 2.8%
Straight-A Funding LLC (Liquidity Facility Federal Financing Bank)

	2/13/12	0.19 (c)	11,268	11,268
	2/8/12	0.19 (c)	55,000	54,999
	4/16/12	0.19 (c)	75,000	74,972
	4/17/12	0.19 (c)	27,292	27,282
	4/20/12	0.19 (c)	45,000	44,982
	4/23/12	0.19 (c)	23,000	22,991
	4/24/12	0.19 (c)	33,000	32,986
	4/24/12	0.19 (c)	42,000	41,983
	4/26/12	0.19 (c)	44,091	44,072
	4/27/12	0.19 (c)	53,000	52,977
	4/5/12	0.19 (c)	27,000	26,991
	4/6/12	0.19 (c)	35,044	35,033
	4/9/12	0.19 (c)	22,000	21,993
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS				492,529
Federal Agencies - 3.7%

Fannie Mae - 1.0%
	4/2/12	0.20	173,000	172,941
Federal Home Loan Bank - 2.7%
	2/6/12 to 11/28/12	0.17 to 0.41	482,000	481,996
TOTAL FEDERAL AGENCIES				654,937
U.S. Treasury Obligations - 5.5%
		Yield (a)	Principal Amount (000s)	Value (000s)
U.S. Treasury Bills - 0.4%
	2/9/12	0.30%	$ 70,000	$ 69,995
U.S. Treasury Notes - 5.1%
	2/15/12 to 2/28/13	0.10 to 0.35	900,000	906,095
TOTAL U.S. TREASURY OBLIGATIONS				976,090
Master Notes - 0.7%

Royal Bank of Scotland PLC
	2/15/12	0.75 (d)(g)	123,000	123,000
Medium-Term Notes - 5.7%

Commonwealth Bank of Australia
	2/10/12	0.36 (b)(d)	58,000	58,000
Metropolitan Life Insurance Co.
	4/30/12	0.91 (d)(g)	35,000	35,000
Royal Bank of Canada
	2/1/13 to 2/14/13	0.63 to 0.75 (b)(d)	400,000	400,000
	2/5/13	0.44 (d)	176,000	175,954
Westpac Banking Corp.
	5/23/12 to 6/14/12	0.42 to 0.68 (b)(d)	358,000	358,000
TOTAL MEDIUM-TERM NOTES				1,026,954
Asset-Backed Securities - 0.0%

Huntington Auto Trust 2011-1
	9/17/12	0.36 (b)	8,923	8,923
Municipal Securities - 2.5%
	Yield (a)	Principal Amount (000s)		Value (000s)
Burke County Indl. Dev. Auth. Poll. Cont. Rev. (Oglethorpe Pwr. Corp. Proj.) Series 2010 B, LOC Bank of America NA, VRDN
2/7/12	0.07% (d)	$ 10,105		$ 10,105
California Gen. Oblig. Series 2003 C1, LOC Bank of America NA, VRDN
2/7/12	0.08 (d)	9,400		9,400
California Gen. Oblig. Series 2005 B1, LOC Bank of America NA, VRDN
2/7/12	0.08 (d)	24,000		24,000
California Health Facilities Fing. Auth. Rev. (Catholic Healthcare West Proj.) Series 2005 I, LOC Bank of America NA, VRDN
2/7/12	0.09 (d)	30,970		30,970
California Statewide Cmntys. Dev. Auth. Multi-family Hsg. Rev. (Wilshire Court Proj.) Series AAA, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN
2/7/12	0.08 (d)(e)	15,000		15,000
Columbus Swr. Sys. Rev. Participating VRDN Series BBT 08 13, (Liquidity Facility Branch Banking & Trust Co.)
2/7/12	0.06 (d)(f)	12,315		12,315
Grand Valley Michigan State Univ. Rev. Series 2008 B, LOC U.S. Bank NA, Minnesota, VRDN
2/7/12	0.06 (d)	6,500		6,500
Illinois Dev. Fin. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) LOC JPMorgan Chase Bank, VRDN
2/7/12	0.12 (d)(e)	20,000		20,000
Illinois Fin. Auth. Rev. (Museum of Science & Industry Proj.) Series 2009 A, LOC Bank of America NA, VRDN
2/7/12	0.09 (d)	15,000		15,000
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev. Series 2008 B, (Liquidity Facility Bank of America NA), VRDN
2/7/12	0.08 (d)	30,000		30,000
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev. Series 2000 A, LOC JPMorgan Chase Bank, VRDN
2/7/12	0.09 (d)	25,000		25,000
Michigan Bldg. Auth. Rev. Participating VRDN Series Solar 06 21, (Liquidity Facility U.S. Bank NA, Minnesota)
2/7/12	0.07 (d)(f)	14,475		14,475
New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev. Series 2002 A, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN
2/7/12	0.06 (d)(e)	12,500		12,500
New York Hsg. Fin. Agcy. Rev. (750 Sixth Avenue Hsg. Proj.) Series 1999 A, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN
2/7/12	0.06 (d)(e)	21,000		21,000
Municipal Securities - continued
	Yield (a)	Principal Amount (000s)		Value (000s)
New York Hsg. Fin. Agcy. Rev. (Clinton Green North Hsg. Proj.) Series 2006 A, LOC Freddie Mac, VRDN
2/7/12	0.06% (d)(e)	$ 13,000		$ 13,000
New York Hsg. Fin. Agcy. Rev. (Clinton Green South Hsg. Proj.) Series 2006 A, LOC Freddie Mac, VRDN
2/7/12	0.06 (d)(e)	14,500		14,500
New York Hsg. Fin. Agcy. Rev. (Theatre Row Tower Hsg. Proj.) Series 2000 A, LOC Freddie Mac, VRDN
2/7/12	0.06 (d)(e)	50,000		50,000
North Texas Tollway Auth. Rev. Series 2009 D, LOC JPMorgan Chase Bank, VRDN
2/7/12	0.07 (d)	28,000		28,000
Oregon Health and Science Univ. Spl. Rev. Series 2009 B2, LOC U.S. Bank NA, Minnesota, VRDN
2/7/12	0.06 (d)	5,520		5,520
Pennsylvania Higher Edl. Facilities Auth. Rev. (Thomas Jefferson Univ. Proj.) Series 2008 B, LOC JPMorgan Chase Bank, VRDN
2/7/12	0.06 (d)	20,200		20,200
Pennsylvania Higher Edl. Facilities Auth. Rev. (Univ. of Pennsylvania Health Sys. Proj.) Series 2008 A, LOC Bank of America NA, VRDN
2/7/12	0.06 (d)	9,200		9,200
Pennsylvania Hsg. Fin. Agcy. Single Family Mtg. Rev. Series 2005 97C, (Liquidity Facility Fannie Mae Guaranteed Mtg. pass-thru certificates) (Liquidity Facility Freddie Mac), VRDN
2/7/12	0.06 (d)(e)	19,000		19,000
Richmond Multifamily Hsg. Rev. (Baycliff Apts. Proj.) Series 2004 A, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN
2/7/12	0.07 (d)(e)	28,800		28,800
Southern California Pub. Pwr. Auth. Rev. (Palo Verde Proj.) Series 2008 B, LOC Citibank NA, VRDN
2/7/12	0.07 (d)	8,680		8,680
Univ. of Texas Board of Regents Sys. Rev. Participating VRDN Series Putters 1646, (Liquidity Facility JPMorgan Chase Bank)
2/7/12	0.08 (d)(f)	13,055		13,055
TOTAL MUNICIPAL SECURITIES			456,220
Repurchase Agreements - 17.7%
	Maturity Amount (000s)	Value (000s)
In a joint trading account at:
0.22% dated 1/31/12 due 2/1/12 (Collateralized by U.S. Government Obligations): #	$ 1,244,266	$ 1,244,258
0.2% dated 1/31/12 due 2/1/12 (Collateralized by U.S. Government Obligations): #	48,306	48,306
With:
Barclays Capital, Inc. at:
0.1%, dated:
1/6/12 due 2/6/12 (Collateralized by U.S. Government Obligations valued at $61,543,143, 4%, 4/1/26 - 1/1/42)	60,005	60,000
1/9/12 due 2/7/12 (Collateralized by U.S. Government Obligations valued at $120,367,690, 3% - 5%, 3/1/26 - 1/20/42)	118,010	118,000
1/10/12 due 2/7/12 (Collateralized by U.S. Government Obligations valued at $60,183,678, 3.5% - 4%, 6/1/26 - 1/1/42)	59,005	59,000
0.12%, dated 1/24/12 due 2/7/12 (Collateralized by U.S. Government Obligations valued at $60,578,140, 3.5% - 6%, 9/1/25 - 12/1/41)	59,006	59,000
Citibank NA at:
0.1%, dated 1/25/12 due 2/1/12 (Collateralized by U.S. Government Obligations valued at $82,621,607, 0% - 6.75%, 3/30/12 - 7/1/41)	81,002	81,000
0.17%, dated 1/31/12 due 2/7/12 (Collateralized by U.S. Government Obligations valued at $162,180,766, 2.48% - 5.93%, 7/1/24 - 1/15/42)	159,005	159,000
Credit Suisse Securities (USA) LLC at:
0.23%, dated 1/31/12 due 2/1/12 (Collateralized by Equity Securities valued at $110,163,800)	102,001	102,000
0.4%, dated 1/31/12 due 2/1/12 (Collateralized by Commercial Paper Obligations valued at $67,984,485, 2/1/12 - 3/19/12)	66,001	66,000
0.8%, dated 11/2/11 due 2/1/12 (Collateralized by Corporate Obligations valued at $66,015,191, 0.25% - 6.5%, 1/8/12 - 3/15/17)	61,123	61,000
0.88%, dated 1/19/12 due 4/3/12 (Collateralized by Mortgage Loan Obligations valued at $17,285,244, 5.55% - 6.25%, 5/25/36 - 7/25/36)	16,029	16,000
0.91%, dated 10/24/11 due 2/3/12 (Collateralized by Corporate Obligations valued at $16,240,959, 0.49% - 0.61%, 6/25/34 - 11/25/35)	15,039	15,000
0.92%, dated 10/24/11 due 2/10/12 (Collateralized by Corporate Obligations valued at $16,242,720, 0.49% - 0.5%, 6/25/34 - 6/25/47)	15,042	15,000
Repurchase Agreements - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
Credit Suisse Securities (USA) LLC at:
0.94%, dated 10/27/11 due 2/17/12 (Collateralized by Corporate Obligations valued at $33,564,071, 0.43% - 5.82%, 11/29/35 - 9/25/46)	$ 31,091	$ 31,000
0.96%, dated 10/31/11 due 2/24/12 (Collateralized by Corporate Obligations valued at $16,240,170, 0.43% - 0.61%, 8/25/35 - 5/25/37)	15,046	15,000
0.98%, dated 1/12/12 due 4/12/12 (Collateralized by Mortgage Loan Obligations valued at $73,478,551, 0.01% - 6.92%, 8/25/35 - 6/25/46)	68,168	68,000
1%, dated:
11/23/11 due 2/21/12 (Collateralized by Mortgage Loan Obligations valued at $43,418,524, 1% - 6.07%, 11/5/27 - 6/11/49)	41,103	41,000
1/19/12 due 4/18/12 (Collateralized by Mortgage Loan Obligations valued at $51,857,978, 0.46% - 2.54%, 3/25/35 - 4/25/47)	48,120	48,000
1/23/12 due 4/24/12 (Collateralized by Mortgage Loan Obligations valued at $68,056,967, 5.35% - 6.82%, 6/11/35 - 2/10/51)	63,161	63,000
Deutsche Bank Securities, Inc. at:
0.17%, dated 1/31/12 due 2/7/12 (Collateralized by U.S. Government Obligations valued at $108,120,511, 3.44% - 7%, 4/15/25 - 2/15/53)	106,004	106,000
0.28%, dated 1/31/12 due 2/1/12 (Collateralized by Equity Securities valued at $14,040,113)	13,000	13,000
Goldman Sachs & Co. at:
0.14%, dated:
1/26/12 due 2/2/12 (Collateralized by U.S. Government Obligations valued at $117,302,738, 4%, 12/1/41 - 1/1/42)	115,003	115,000
1/27/12 due 2/3/12 (Collateralized by U.S. Government Obligations valued at $120,362,341, 4%, 12/1/41)	118,003	118,000
1/30/12 due 2/6/12 (Collateralized by U.S. Government Obligations valued at $58,140,452, 3.5%, 11/1/26)	57,002	57,000
0.2%, dated 1/25/12 due 2/1/12 (Collateralized by U.S. Treasury Obligations valued at $145,235,745, 0.13%, 1/15/22)	141,005	141,000
0.25%, dated 1/25/12 due 2/1/12 (Collateralized by U.S. Treasury Obligations valued at $46,922,319, 0.38%, 6/30/13)	46,002	46,000
Merrill Lynch, Pierce, Fenner & Smith at 0.14%, dated 1/24/12 due 2/7/12 (Collateralized by U.S. Government Obligations valued at $52,021,619, 3% - 4%, 12/1/25 - 1/1/27)	51,006	51,000
Repurchase Agreements - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
RBC Capital Markets Co. at 0.7%, dated 1/4/12 due 2/7/12 (Collateralized by Mortgage Loan Obligations valued at $17,352,682, 5.38% - 5.72%, 7/25/35 - 11/25/36)	$ 16,028	$ 16,000
RBC Capital Markets Corp. at:
0.14%, dated 1/30/12 due 2/7/12 (Collateralized by U.S. Government Obligations valued at $27,553,021, 4.5% - 5.69%, 12/1/37 - 3/1/41)	27,003	27,000
0.16%, dated 1/20/12 due 2/3/12 (Collateralized by U.S. Government Obligations valued at $44,447,774, 0.68% - 5%, 6/15/33 - 7/15/39)	43,003	43,000
Royal Bank of Scotland PLC at 0.53%, dated 1/25/12 due 2/1/12 (Collateralized by U.S. Government Obligations valued at $63,249,550, 3.43% - 3.87%, 2/15/40 - 10/15/51)	62,006	62,000
TOTAL REPURCHASE AGREEMENTS		3,164,564
TOTAL INVESTMENT PORTFOLIO - 101.3% (Cost $18,082,137)		18,082,137
NET OTHER ASSETS (LIABILITIES) - (1.3)%		(237,538)
NET ASSETS - 100%		$ 17,844,599
Security Type Abbreviations
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,274,262,000 or 7.1% of net assets.

(c) The Federal Financing Bank, an instrumentality of the U.S. Government acting under the supervision of the Secretary of the Treasury (FFB), has entered into a Liquidity Loan Agreement with Straight-A Funding LLC (Issuer), pursuant to which the FFB has committed, subject to certain conditions, to provide financing to the Issuer to cover any payment deficiencies in respect of notes on their legal final maturity dates. At the end of the period, these securities amounted to $492,529,000, or 2.8% of net assets.

(d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(f) Provides evidence of ownership in one or more underlying municipal bonds.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $158,000,000 or 0.9% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost (000s)
Metropolitan Life Insurance Co. 0.91%, 4/30/12	3/26/02	$ 35,000
Royal Bank of Scotland PLC 0.75%, 2/15/12	1/18/12	$ 123,000
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$1,244,258,000 due 2/01/12 at 0.22%
BNP Paribas Securities Corp.	$ 70,796
Bank of America NA	353,983
Barclays Capital, Inc.	92,920
Citibank NA	115,044
Credit Agricole CIB New York Branch	35,398
Credit Suisse Securities (USA) LLC	135,221
Deutsche Bank Securities, Inc.	35,398
HSBC Securities (USA), Inc.	94,016
J.P. Morgan Securities, Inc.	88,496
Merrill Lynch, Pierce, Fenner & Smith, Inc.	35,375
Morgan Stanley & Co., Inc.	5,310
RBC Capital Markets Corp.	44,248
Societe Generale	26,549
UBS Securities LLC	17,699
Wells Fargo Securities LLC	93,805
$ 1,244,258
$48,306,000 due 2/01/12 at 0.22%
Barclays Capital, Inc.	$ 17,252
Merrill Lynch, Pierce, Fenner & Smith, Inc.	8,051
UBS Securities LLC	23,003
$ 48,306
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At January 31, 2012, the cost of investment securities for income tax purposes was $18,082,137,000.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Cash Management Funds: Tax-Exempt Fund

Daily Money Class
Capital Reserves Class

January 31, 2012

1.813077.107

DTE-QTLY-0312

Investments January 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 101.5%
	Principal Amount (000s)	Value (000s)
Alabama - 0.5%
Birmingham Spl. Care Facilities Auth. Rev. (Methodist Home for the Aging Proj.) Series 2010, 0.07% 2/7/12, LOC Branch Banking & Trust Co., VRDN (a)	$ 5,450	$ 5,450
Columbia Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Proj.) Series 1995 C, 0.1% 2/1/12, VRDN (a)	2,000	2,000
Daphne-Villa Mercy Spl. Care Facilities Fing. Auth. Rev. (Mercy Med. Proj.) Series 1997, 0.09% 2/7/12, LOC Bank of America NA, VRDN (a)	14,100	14,100
Mobile Indl. Dev. Board Dock & Wharf Rev. (Holnam, Inc. Proj.) Series 1999 B, 0.08% 2/7/12, LOC Wells Fargo Bank NA, VRDN (a)	5,800	5,800
Mobile Indl. Dev. Board Exempt Facilities Rev. Series 1997, 0.07% 2/7/12 (Kimberly-Clark Corp. Guaranteed), VRDN (a)	4,000	4,000
Mobile Indl. Dev. Board Solid Waste Disp. Rev. (Alabama Pwr. Co. Barry Plant Proj.) Second Series 2009, 0.1% 2/2/12, VRDN (a)	1,700	1,700
Pell City Spl. Care Facilities Rev. (Noland Health Svcs., Inc. Proj.) Series 2009 A, 0.08% 2/7/12, LOC U.S. Bank NA, Minnesota, VRDN (a)	5,100	5,100
		38,150
Alaska - 2.0%
Alaska Indl. Dev. & Export Auth. Rev. (Greater Fairbanks Cmnty. Hosp. Foundation Proj.) Series 2009 A, 0.08% 2/7/12, LOC Union Bank of California, VRDN (a)	32,725	32,725
Anchorage Gen. Oblig. Bonds Series D, 5% 12/1/12	3,590	3,728
Anchorage Wastewtr. Rev. Participating VRDN Series Solar 07 97, 0.07% 2/7/12 (Liquidity Facility U.S. Bank NA, Minnesota) (a)(d)	24,680	24,680
Denver City & County Wtr. Participating VRDN Series Solar 06 33, 0.07% 2/7/12 (Liquidity Facility U.S. Bank NA, Minnesota) (a)(d)	12,105	12,105
North Slope Borough Gen. Oblig. Bonds Series 2011 B, 2% 6/30/12	4,550	4,581
Valdez Marine Term. Rev.:
(ConocoPhillips Proj.) Series 1994 A, 0.04% 2/7/12 (ConocoPhillips Guaranteed), VRDN (a)	69,080	69,080
(Phillips Trans. Alaska, Inc. Proj.):
Series 1994 B, 0.1% 2/7/12 (ConocoPhillips Guaranteed), VRDN (a)	13,105	13,105
Series 1994 C, 0.13% 2/7/12 (ConocoPhillips Guaranteed), VRDN (a)	4,500	4,500
		164,504
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Arizona - 2.2%
Arizona Health Facilities Auth. Rev.:
(Banner Health Sys. Proj.) Series 2008 F, 0.08% 2/7/12, LOC JPMorgan Chase Bank, VRDN (a)	$ 4,160	$ 4,160
(Catholic Healthcare West Proj.):
Series 2005 B, 0.07% 2/7/12, LOC JPMorgan Chase Bank, VRDN (a)	8,480	8,480
Series 2008 A, 0.06% 2/7/12, LOC JPMorgan Chase Bank, VRDN (a)	1,000	1,000
Series 2008 B, 0.09% 2/7/12, LOC Bank of America NA, VRDN (a)	1,000	1,000
Series 2009 F, 0.08% 2/7/12, LOC Citibank NA, VRDN (a)	31,100	31,100
Arizona School Facilities Board Rev. Participating VRDN Series BC 11 102W, 0.1% 2/7/12 (Liquidity Facility Barclays Bank PLC) (a)(d)	6,500	6,500
Arizona Trans. Board Excise Tax Rev. Participating VRDN Series MT 726, 0.14% 2/7/12 (Liquidity Facility Bank of America NA) (a)(d)	5,010	5,010
Arizona Trans. Board Hwy. Rev. Bonds Series 2002 B, 5.25% 7/1/12 (Pre-Refunded to 7/1/12 @ 100)	1,185	1,210
Glendale Indl. Dev. Auth. (Midwestern Univ. Proj.) Series 2008, 0.08% 2/7/12, LOC JPMorgan Chase Bank, VRDN (a)	6,400	6,400
Maricopa County Indl. Dev. Auth. Rev. (Valley of the Sun YMCA Proj.) Series 2008, 0.07% 2/7/12, LOC U.S. Bank NA, Minnesota, VRDN (a)	5,900	5,900
Phoenix Indl. Dev. Auth. Multi-family Hsg. Rev. (Paradise Lakes Apt. Proj.) Series 2007 A, 0.06% 2/7/12, LOC Wells Fargo Bank NA, VRDN (a)	13,000	13,000
Pima County Indl. Dev. Auth. Indl. Rev. (Tucson Elec. Pwr. Co. Proj.) Series 1982 A, 0.08% 2/7/12, LOC Wells Fargo Bank NA, VRDN (a)	8,100	8,100
Pima County Indl. Dev. Auth. Rev. (Broadway Proper Congregate Proj.) Series 2000 A, 0.08% 2/7/12, LOC Fed. Home Ln. Bank, San Francisco, VRDN (a)	4,200	4,200
PIMA County Reg'l. Trans. Auth. Excise Tax Rev. Bonds Series 2011, 1.5% 6/1/12	3,485	3,498
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev.:
Participating VRDN:
Series BC 10 21W, 0.1% 2/7/12 (Liquidity Facility Barclays Bank PLC) (a)(d)	5,000	5,000
Series EGL 06 0141, 0.08% 2/7/12 (Liquidity Facility Citibank NA) (a)(d)	16,500	16,500
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev.: - continued
Participating VRDN:
Series EGL 06 14 Class A, 0.08% 2/7/12 (Liquidity Facility Citibank NA) (a)(d)	$ 11,200	$ 11,200
Series EGL 07 0012, 0.08% 2/7/12 (Liquidity Facility Citibank NA) (a)(d)	13,850	13,850
Series Putters 3242, 0.08% 2/7/12 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	2,540	2,540
Series Putters 3708Z, 0.08% 2/7/12 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	8,695	8,695
Series WF 09 40C, 0.08% 2/7/12 (Liquidity Facility Wells Fargo & Co.) (a)(d)	3,345	3,345
Series C, 0.07% 2/16/12, CP	2,100	2,100
Tempe Transit Excise Tax Rev. Series 2006, 0.08% 2/7/12 (Liquidity Facility Royal Bank of Canada), VRDN (a)	5,620	5,620
Yuma Indl. Dev. Auth. Hosp. Rev. (Yuma Reg'l. Med. Ctr. Proj.) Series 2008, 0.07% 2/7/12, LOC JPMorgan Chase Bank, VRDN (a)	10,300	10,300
		178,708
California - 4.8%
ABAG Fin. Auth. for Nonprofit Corps. Rev.:
(Schools of the Sacred Heart - San Francisco Proj.) Series 2008 B, 0.12% 2/7/12, LOC Bank of America NA, VRDN (a)	2,100	2,100
(Sharp HealthCare Proj.):
Series 2009 C, 0.07% 2/7/12, LOC Citibank NA, VRDN (a)	5,300	5,300
Series 2009 D, 0.07% 2/7/12, LOC Citibank NA, VRDN (a)	27,080	27,080
Belmont Redwood Shores CA School District Bonds Series WF 11 105 C, 0.2%, tender 7/25/12 (Liquidity Facility Wells Fargo Bank NA) (a)(d)(e)	10,360	10,360
California Econ. Recovery Bonds Series 2004 A, 5.25% 7/1/12	30,985	31,635
California Gen. Oblig.:
Series 2004 A7, 0.06% 2/7/12, LOC Citibank NA, LOC California Teachers Retirement Sys., VRDN (a)	6,040	6,040
Series 2004 B5, 0.07% 2/7/12, LOC Citibank NA, VRDN (a)	28,300	28,300
Series 2005 A2-1, 0.03% 2/7/12, LOC Barclays Bank PLC, VRDN (a)	10,900	10,900
Series B6, 0.07% 2/7/12, LOC Citibank NA, VRDN (a)	9,200	9,200
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.) Series 2005 I, 0.09% 2/7/12, LOC Bank of America NA, VRDN (a)	$ 800	$ 800
(Children's Hosp. of Orange County Proj.):
Series 2009 C, 0.06% 2/7/12, LOC U.S. Bank NA, Minnesota, VRDN (a)	2,000	2,000
Series 2009 D, 0.06% 2/7/12, LOC U.S. Bank NA, Minnesota, VRDN (a)	11,200	11,200
(Scripps Health Proj.) Series 2008 C, 0.07% 2/7/12, LOC Union Bank of California, VRDN (a)	6,675	6,675
(St. Joseph Health Sys. Proj.) Series 2011 A, 0.07% 2/7/12, LOC Union Bank of California, VRDN (a)	2,300	2,300
California Statewide Cmntys. Dev. Auth. Gas Supply Rev. Series 2010, 0.07% 2/7/12 (Liquidity Facility Royal Bank of Canada), VRDN (a)	11,200	11,200
Chula Vista Ind. Dev. Rev. (San Diego Gas & Elec. Co. Proj.) Series 2006 A, 0.04% 2/7/12, VRDN (a)	10,000	10,000
Fremont Gen. Oblig. Ctfs. of Prtn. (2008 Fing. Proj.) 0.05% 2/7/12, LOC U.S. Bank NA, Minnesota, VRDN (a)	2,900	2,900
Los Angeles Dept. of Wtr. & Pwr. Rev. Participating VRDN Series Putters 3332, 0.08% 2/7/12 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	6,660	6,660
Los Angeles Gen. Oblig. Participating VRDN:
Series Putters 3930, 0.08% 2/1/12 (Liquidity Facility JPMorgan Chase & Co.) (a)(d)	6,700	6,700
Series Putters 3931, 0.08% 2/1/12 (Liquidity Facility JPMorgan Chase & Co.) (a)(d)	13,935	13,935
Los Angeles Wastewtr. Sys. Rev. Series 2008 C, 0.06% 2/7/12, LOC JPMorgan Chase Bank, VRDN (a)	10,760	10,760
Morgan Hill Redev. Agcy. Tax (Ojo de Agua Redev. Proj.) Series 2008 A, 0.04% 2/7/12, LOC Bank of Nova Scotia New York Branch, VRDN (a)	7,935	7,935
Otay Wtr. District Ctfs. of Prtn. (1996 Cap. Projects) 0.06% 2/7/12, LOC Union Bank of California, VRDN (a)	6,420	6,420
Riverside County Asset Leasing Corp. Leasehold Rev. (Southwest Justice Ctr. Proj.) Series 2008 A, 0.07% 2/7/12, LOC Union Bank of California, VRDN (a)	40,695	40,695
Riverside County Ctfs. of Prtn. (Woodcrest Library Proj.) 0.07% 2/7/12, LOC Bank of America NA, VRDN (a)	8,415	8,415
Sacramento Muni. Util. District Elec. Rev. Series 2011 L1, 0.08% 2/17/12, LOC Barclays Bank PLC NY Branch, CP	15,000	15,000
San Diego County Wtr. Auth. Wtr. Rev. Participating VRDN Series Putters 2903Z, 0.08% 2/7/12 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	6,850	6,850
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Francisco Bay Area Rapid Transit Fing. Auth. Participating VRDN Series ROC II R 12318, 0.07% 2/7/12 (Liquidity Facility Citibank NA) (a)(d)	$ 2,000	$ 2,000
San Jose Multi-family Hsg. Rev. (Las Ventanas Apts. Proj.) Series 2008 B, 0.09% 2/7/12, LOC Freddie Mac, VRDN (a)	8,400	8,400
Santa Clara County Multi-family Rev. (Garden Grove Apts. Proj.) 0.06% 2/7/12, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (a)	2,200	2,200
Santa Clara Elec. Rev. Series 2008 B. 0.08% 2/7/12, LOC Bank of America NA, VRDN (a)	24,860	24,860
Sonoma County Gen. Oblig. Participating VRDN Series Putters 4000, 0.08% 2/1/12 (Liquidity Facility JPMorgan Chase & Co.) (a)(d)	15,000	15,000
Stockton Pub. Fing. Auth. Wtr. Rev. (Delta Wtr. Supply Proj.) Series 2010 A, 0.07% 2/7/12, LOC Union Bank of California, VRDN (a)	19,300	19,300
Torrance Gen. Oblig. Rev. (Torrance Memorial Med. Ctr. Proj.) Series 2010 B, 0.07% 2/7/12, LOC Citibank NA, VRDN (a)	3,000	3,000
Univ. of California Revs. Participating VRDN Series RBC O 13, 0.05% 2/7/12 (Liquidity Facility Royal Bank of Canada) (a)(d)	6,460	6,460
Whittier Gen. Oblig. (Whittier College Proj.) Series 2008, 0.05% 2/7/12, LOC U.S. Bank NA, Minnesota, VRDN (a)	9,200	9,200
		391,780
Colorado - 2.4%
Aurora Hosp. Rev. (Children's Hosp. Assoc. Proj.) Series 2008 C, 0.06% 2/7/12, LOC Wells Fargo Bank NA, VRDN (a)	12,800	12,800
Colorado Ed. Ln. Prog. TRAN Series 2012 A, 2% 6/29/12	4,400	4,433
Colorado Edl. & Cultural Facilities Auth. Rev. (Clyfford Still Museum Proj.) Series 2008, 0.07% 2/7/12, LOC Wells Fargo Bank NA, VRDN (a)	6,600	6,600
Colorado Health Facilities Auth. Rev.:
(Boulder Cmnty. Hosp. Proj.) Series 2000, 0.07% 2/7/12, LOC JPMorgan Chase Bank, VRDN (a)	30,230	30,230
Participating VRDN:
Series BA 08 1090, 0.14% 2/7/12 (Liquidity Facility Bank of America NA) (a)(d)	4,675	4,675
Series Putters 2999, 0.1% 2/7/12 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	6,250	6,250
Colorado Hsg. & Fin. Auth. Series 2002 B3, 0.06% 2/7/12 (Liquidity Facility Fannie Mae Guaranteed Mtg. pass-thru certificates) (Liquidity Facility Freddie Mac), VRDN (a)	2,300	2,300
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Colorado - continued
Colorado Reg'l. Trans. District Sales Tax Rev. Participating VRDN:
Series EGL 07 0036, 0.08% 2/7/12 (Liquidity Facility Citibank NA) (a)(d)	$ 12,500	$ 12,500
Series EGL 07 0039, 0.08% 2/7/12 (Liquidity Facility Citibank NA) (a)(d)	17,575	17,575
Series EGL 07 0040, 0.08% 2/7/12 (Liquidity Facility Citibank NA) (a)(d)	9,800	9,800
Series MT 741, 0.14% 2/7/12 (Liquidity Facility Bank of America NA) (a)(d)	13,205	13,205
Denver City & County Wastewtr. Dept. of Pub. Works Bonds Series 2012, 2% 11/1/12	1,870	1,895
Denver Urban Renewal Auth. Tax Increment Rev. Series 2008 A1, 0.08% 2/7/12, LOC U.S. Bank NA, Minnesota, VRDN (a)	6,500	6,500
Jefferson County School District #R1 TAN Series 2011A, 1.5% 6/29/12	14,750	14,825
Moffat County Poll. Cont. Rev.:
(PacifiCorp Proj.) Series 1994, 0.06% 2/7/12, LOC Wells Fargo Bank NA, VRDN (a)	9,400	9,400
(Tri-State Generation and Transmission Assoc., Inc. Proj.) Series 2009, 0.07% 2/7/12, LOC Bank of America NA, VRDN (a)	12,350	12,350
Univ. of Colorado Hosp. Auth. Rev.:
Series 2004 A, 0.07% 2/7/12, LOC JPMorgan Chase Bank, VRDN (a)	9,400	9,400
Series 2008 A, 0.06% 2/7/12, LOC JPMorgan Chase Bank, VRDN (a)	14,740	14,740
Series 2008 B, 0.06% 2/7/12, LOC JPMorgan Chase Bank, VRDN (a)	8,360	8,360
		197,838
Connecticut - 0.5%
Connecticut Dev. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1999:
0.32% tender 2/7/12, CP mode	1,000	1,000
0.4% tender 2/21/12, CP mode	9,235	9,235
Connecticut Gen. Oblig. Bonds Series 2010 C, 5% 12/1/12	2,765	2,876
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Connecticut - continued
Connecticut Health & Edl. Facilities Auth. Rev. Participating VRDN:
Series EGL 7 05 3031, 0.08% 2/7/12 (Liquidity Facility Citibank NA) (a)(d)	$ 22,900	$ 22,900
Series Putters 3363, 0.08% 2/7/12 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	4,800	4,800
		40,811
Delaware - 0.1%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1993 C, 0.36% 2/7/12, VRDN (a)	3,500	3,500
Series 1999 A, 0.36% 2/7/12, VRDN (a)	2,800	2,800
		6,300
District Of Columbia - 1.8%
District of Columbia Gen. Oblig.:
Participating VRDN Series Putters 4026, 0.08% 2/1/12 (Liquidity Facility JPMorgan Chase & Co.) (a)(d)	11,700	11,700
Series 2008 C, 0.06% 2/7/12, LOC TD Banknorth, NA, VRDN (a)	7,900	7,900
District of Columbia Hsg. Fin. Agcy. Multi-family Hsg. Rev. (Pentacle Apts. Proj.) Series 2008, 0.07% 2/7/12, LOC Freddie Mac, VRDN (a)	3,635	3,635
District of Columbia Income Tax Rev. Participating VRDN Series WF 11 145C, 0.08% 2/7/12 (Liquidity Facility Wells Fargo Bank NA) (a)(d)	13,610	13,610
District of Columbia Rev.:
(American Society for Microbiology Proj.) Series 1999 A, 0.07% 2/7/12, LOC Wells Fargo Bank NA, VRDN (a)	12,145	12,145
(George Washington Univ. Proj.) Series 1999 C, 0.09% 2/7/12, LOC Bank of America NA, VRDN (a)	17,980	17,980
(The AARP Foundation Proj.) Series 2004, 0.07% 2/7/12, LOC Bank of America NA, VRDN (a)	5,050	5,050
(The Phillips Collection Issue Proj.) Series 2003, 0.31% 2/7/12, LOC Bank of America NA, VRDN (a)	4,905	4,905
(Washington Drama Society, Inc. Proj.) Series 2008, 0.07% 2/7/12, LOC JPMorgan Chase Bank, VRDN (a)	6,025	6,025
Bonds (American Nat'l. Red Cross Proj.) Series 2000, 0.13% tender 3/16/12, LOC JPMorgan Chase Bank, CP mode	13,700	13,700
District of Columbia Univ. Rev.:
(American Univ. Proj.):
Series 2006 A, 0.07% 2/7/12, LOC Bank of America NA, VRDN (a)	29,800	29,800
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
District Of Columbia - continued
District of Columbia Univ. Rev.: - continued
(American Univ. Proj.):
Series 2006 B, 0.07% 2/7/12, LOC Bank of America NA, VRDN (a)	$ 18,500	$ 18,500
(Georgetown Univ. Proj.) Series 2007 B2, 0.05% 2/7/12, LOC JPMorgan Chase Bank, VRDN (a)	2,000	2,000
		146,950
Florida - 7.5%
Brevard County School Board RAN 1.5% 4/20/12	18,000	18,042
Broward County Fin. Auth. Multi-family Hsg. Rev. (Reflections Apts. Proj.) Series 1999, 0.08% 2/7/12, LOC Freddie Mac, VRDN (a)	5,940	5,940
Collier County Spl. Oblig. Rev. Bonds Series 2011, 2.5% 10/1/12	6,120	6,211
Davie Gen. Oblig. Rev. (United Jewish Cmnty. Proj.) 0.1% 2/7/12, LOC Bank of America NA, VRDN (a)	1,890	1,890
Florida Board of Ed. Pub. Ed. Cap. Outlay Participating VRDN:
Series BBT 08 16, 0.07% 2/7/12 (Liquidity Facility Branch Banking & Trust Co.) (a)(d)	10,740	10,740
Series EGL 07 0049, 0.07% 2/7/12 (Liquidity Facility Citibank NA) (a)(d)	29,585	29,585
Series EGL 7050054 Class A, 0.07% 2/7/12 (Liquidity Facility Citibank NA) (a)(d)	18,840	18,840
Series MS 3059, 0.14% 2/7/12 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	5,615	5,615
Series Putters 3834 Z, 0.08% 2/7/12 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	9,000	9,000
Florida Dept. of Envir. Protection Rev. Bonds Series 2004 A, 5% 7/1/12	1,745	1,778
Florida Gen. Oblig. Participating VRDN Series PZ 130, 0.11% 2/7/12 (Liquidity Facility Wells Fargo & Co.) (a)(d)	2,860	2,860
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev.:
(Tuscany Pointe Apts. Proj.) Series 2005 D, 0.08% 2/7/12, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (a)	850	850
(Victoria Park Apts. Proj.) Series 2002 J, 0.08% 2/7/12, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (a)	5,850	5,850
Florida Hurricane Catastrophe Fund Fin. Corp. Rev. Bonds Series 2006 A:
5% 7/1/12	5,000	5,097
5% 7/1/12	1,260	1,284
5.25% 7/1/12	1,925	1,963
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Florida Muni. Ln. Council Rev. Participating VRDN Series Solar 06 81, 0.07% 2/7/12 (Liquidity Facility U.S. Bank NA, Minnesota) (a)(d)	$ 9,380	$ 9,380
Fort Myers Util. Sys. Rev. Participating VRDN Series Solar 06 53, 0.07% 2/7/12 (Liquidity Facility U.S. Bank NA, Minnesota) (a)(d)	12,620	12,620
Hillsborough County Cap. Impt. Prog. Rev. Series A, 0.11% 4/5/12, LOC State Street Bank & Trust Co., Boston, CP	9,700	9,700
Jacksonville Elec. Auth. Elec. Sys. Rev. Series C1, 0.1% 3/6/12, CP	43,000	43,000
Jacksonville Health Facilities Auth. Hosp. Rev. (Baptist Med. Ctr. Proj.):
Series 2007 B, 0.06% 2/7/12, LOC Branch Banking & Trust Co., VRDN (a)	4,800	4,800
Series 2007 E, 0.06% 2/7/12, LOC Branch Banking & Trust Co., VRDN (a)	6,200	6,200
Jacksonville Hsg. Fin. Auth. Multi-family Hsg. Rev. (Augustine Apts. Proj.) 0.08% 2/7/12, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (a)	3,300	3,300
Jacksonville Poll. Cont. Rev. Bonds (Florida Pwr. & Lt. Co. Proj.):
Series 1992, 0.14% tender 2/15/12, CP mode	6,200	6,200
Series 1994, 0.14% tender 2/15/12, CP mode	9,560	9,560
Manatee County School District Participating VRDN Series Putters 4034, 0.08% 2/1/12 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	23,700	23,700
Orange County Health Facilities Auth. Rev. (The Nemours Foundation Proj.) Series 2009 B, 0.1% 2/7/12, LOC Bank of America NA, VRDN (a)	30,000	30,000
Orange County Indl. Dev. Auth. Indl. Dev. Rev. (Central Florida YMCA Proj.) Series 2002 A, 0.1% 2/7/12, LOC Bank of America NA, VRDN (a)	9,040	9,040
Orlando & Orange County Expressway Auth. Rev.:
Series 2003 C2, 0.06% 2/7/12, LOC JPMorgan Chase Bank, VRDN (a)	25,300	25,300
Series 2003 C3, 0.07% 2/7/12, LOC Bank of America NA, VRDN (a)	29,800	29,800
Series 2008 B1, 0.07% 2/7/12, LOC Bank of America NA, VRDN (a)	24,525	24,525
Palm Beach County Rev.:
(Hospice of Palm Beach Proj.) Series 2001, 0.09% 2/7/12, LOC Northern Trust Co., VRDN (a)	6,500	6,500
(Morse Oblig. Group Proj.) Series 2003, 0.07% 2/7/12, LOC TD Banknorth, NA, VRDN (a)	40,935	40,935
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Palm Beach County Rev.: - continued
(Planned Parenthood Proj.) Series 2002, 0.09% 2/7/12, LOC Northern Trust Co., VRDN (a)	$ 2,700	$ 2,700
(Raymond F. Kravis Ctr. Proj.) Series 2002, 0.07% 2/7/12, LOC Northern Trust Co., VRDN (a)	13,190	13,190
Palm Beach County Solid Waste Auth. Rev. Bonds:
Series 2011, 2% 10/1/12	8,650	8,748
Series WF 11 118, 0.2%, tender 7/25/12 (Liquidity Facility Wells Fargo Bank NA) (a)(d)(e)	26,230	26,230
Panama City Gen. Oblig. Participating VRDN Series Solar 2006 129, 0.07% 2/7/12 (Liquidity Facility U.S. Bank NA, Minnesota) (a)(d)	8,920	8,920
Pasco County School Board Ctfs. of Prtn. Series 2008 C, 0.09% 2/7/12, LOC Bank of America NA, VRDN (a)	13,900	13,900
Pinellas County Health Facilities Auth. Rev. (BayCare Health Sys. Proj.):
Series 2009 A2, 0.08% 2/7/12, LOC Northern Trust Co., VRDN (a)	15,750	15,750
Series 2009 A3, 0.07% 2/7/12, LOC Wells Fargo Bank NA, VRDN (a)	13,875	13,875
Pinellas County Hsg. Fin. Auth. (Booker Creek Apts. Proj.) Series 2009, 0.08% 2/7/12, LOC Freddie Mac, VRDN (a)	5,150	5,150
Pinellas County School District TAN Series 2011, 1% 6/30/12	12,000	12,038
Saint Petersburg Health Facilities Auth. Rev. (All Children's Hosp. Proj.):
Series 2005 A1, 0.07% 2/7/12, LOC Wells Fargo Bank NA, VRDN (a)	12,100	12,100
Series 2005 A2, 0.07% 2/7/12, LOC Wells Fargo Bank NA, VRDN (a)	6,100	6,100
Series 2005 B1, 0.07% 2/7/12, LOC Wells Fargo Bank NA, VRDN (a)	14,650	14,650
Series 2005 B2, 0.07% 2/7/12, LOC Wells Fargo Bank NA, VRDN (a)	8,625	8,625
South Florida Wtr. Mgmt. District Ctfs. of Prtn. Participating VRDN Series ROC II R 12313, 0.07% 2/1/12 (Liquidity Facility Citibank NA) (a)(d)	10,000	10,000
Sunshine State Govt. Fing. Commission Rev. Series 2011 C, 0.08% 2/7/12, LOC JPMorgan Chase Bank, VRDN (a)	14,250	14,250
USF Fing. Corp. Ctfs. of Prtn. (College of Medicine Health Facilities Lease Prog.) Series 2006 A2, 0.06% 2/7/12, LOC JPMorgan Chase Bank, VRDN (a)	4,500	4,500
		610,831
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Georgia - 3.0%
Burke County Indl. Dev. Auth. Poll. Cont. Rev.:
(Georgia Pwr. Co. Plant Vogtle Proj.) Second Series 1995, 0.11% 2/1/12, VRDN (a)	$ 4,000	$ 4,000
(Oglethorpe Pwr. Corp. Projects) Series 2010 A, 0.07% 2/7/12, LOC Bank of America NA, VRDN (a)	5,000	5,000
Clarke County Indl. Dev. Auth. Hosp. Facilities Rev. Participating VRDN Series Solar 07 31, 0.07% 2/7/12 (Liquidity Facility U.S. Bank NA, Minnesota) (a)(d)	16,600	16,600
Cobb County Dev. Auth. Rev. (Presbyterian Village, Austell, Inc. Obligated Group Proj.) Series 2004 B, 0.07% 2/7/12, LOC Branch Banking & Trust Co., VRDN (a)	6,800	6,800
DeKalb County Hsg. Auth. Multi-family Hsg. Rev. (Timber Trace Apts. Proj.) Series 2003, 0.07% 2/7/12, LOC Freddie Mac, VRDN (a)	18,175	18,175
Fulton County Dev. Auth.:
(Mount Vernon Presbyterian School Proj.) Series 2005, 0.07% 2/7/12, LOC Branch Banking & Trust Co., VRDN (a)	5,300	5,300
(Pace Academy, Inc. Proj.) Series 2008, 0.13% 2/7/12, LOC Bank of America NA, VRDN (a)	15,600	15,600
Participating VRDN Series Solar 07 72, 0.07% 2/7/12 (Liquidity Facility U.S. Bank NA, Minnesota) (a)(d)	11,520	11,520
Fulton County Residential Care Facilities (Lenbrook Proj.) Series 2008 C, 0.12% 2/7/12, LOC Bank of Scotland PLC, VRDN (a)	6,445	6,445
Georgia Gen. Oblig. Participating VRDN:
Series MT 729, 0.14% 2/7/12 (Liquidity Facility Bank of America NA) (a)(d)	7,500	7,500
Series PZ 271, 0.11% 2/7/12 (Liquidity Facility Wells Fargo & Co.) (a)(d)	9,873	9,873
Georgia Muni. Gas Auth. Rev. BAN (Gas Portfolio III Proj.) Series K, 2% 5/23/12	11,250	11,298
Gwinnet County Hosp. Auth. Rev. (Gwinnett Hosp. Sys., Inc. Proj.) Series 2009 A, 0.06% 2/7/12, LOC Fed. Home Ln. Bank Atlanta, VRDN (a)	17,045	17,045
Gwinnett County Wtr. & Swr. Auth. Rev. Participating VRDN Series ROC II R 11910, 0.07% 2/7/12 (Liquidity Facility Citibank NA) (a)(d)	4,270	4,270
Heard County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Wansley Proj.) First Series 1997, 0.11% 2/1/12, VRDN (a)	10,500	10,500
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Series 2010 A, 0.08% 2/7/12 (Liquidity Facility Royal Bank of Canada), VRDN (a)	21,380	21,380
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev. Participating VRDN:
Series Putters 3755, 0.1% 2/7/12 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	$ 2,500	$ 2,500
Series Putters 4016, 0.1% 2/7/12 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	6,500	6,500
Series Solar 08 0001, 0.07% 2/7/12 (Liquidity Facility U.S. Bank NA, Minnesota) (a)(d)	10,225	10,225
Monroe County Dev. Auth. Poll. Cont. Rev. Series 2010 A, 0.07% 2/7/12, LOC Bank of America NA, VRDN (a)	10,000	10,000
Muni. Elec. Auth. of Georgia:
Bonds (Gen. Resolution Projs.) Series 1985 A, 0.1% tender 2/2/12, LOC Barclays Bank PLC, CP mode	7,500	7,500
Series 1985 B, 0.08% 2/7/12, LOC Barclays Bank PLC, VRDN (a)	10,000	10,000
Private Colleges & Univs. Auth. Rev.:
(Mercer Univ. Proj.) Series 2011 A, 0.08% 2/7/12, LOC Branch Banking & Trust Co., VRDN (a)	10,000	10,000
Participating VRDN Series WF 11 32C, 0.08% 2/7/12 (Liquidity Facility Wells Fargo Bank NA) (a)(d)	5,800	5,800
Thomasville Hosp. Auth. Rev. (Archbold Memorial Hosp. Proj.):
Series 2009 A, 0.07% 2/7/12, LOC Branch Banking & Trust Co., VRDN (a)	5,150	5,150
Series 2009 B, 0.07% 2/7/12, LOC Branch Banking & Trust Co., VRDN (a)	3,900	3,900
		242,881
Hawaii - 0.5%
Hawaii Dept. of Budget & Fin. Spl. Purp. Rev. (Queen's Health Sys. Proj.) Series 2009 B, 0.07% 2/7/12, LOC Bank of America NA, VRDN (a)	10,970	10,970
Hawaii Gen. Oblig.:
Bonds Series 2011 EB, 2% 12/1/12	2,290	2,323
Participating VRDN Series MT 4718, 0.14% 2/7/12 (Liquidity Facility Bank of America NA) (a)(d)	5,000	5,000
Hawaii State Hsg. Fin. & Dev. Corp. Rev. (Lokahi Kau Apts. Proj.) Series 2008, 0.06% 2/7/12, LOC Freddie Mac, VRDN (a)	9,235	9,235
Honolulu City & County Gen. Oblig. Bonds Series 2009 C, 3% 4/1/12	1,000	1,005
Honolulu City and County Wastewtr. Sys. Participating VRDN:
Series ROC II R 11989, 0.08% 2/7/12 (Liquidity Facility Citibank NA) (a)(d)	5,550	5,550
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Hawaii - continued
Honolulu City and County Wastewtr. Sys. Participating VRDN: - continued
Series ROC II R 12325, 0.07% 2/1/12 (Liquidity Facility Citibank NA) (a)(d)	$ 3,000	$ 3,000
Series WF 11 119C, 0.08% 2/7/12 (Liquidity Facility Wells Fargo Bank NA) (a)(d)	5,670	5,670
		42,753
Idaho - 1.8%
Idaho Gen. Oblig. TAN Series 2011, 2% 6/29/12	103,000	103,728
Idaho Health Facilities Auth. Rev. (St. Luke's Health Sys. Proj.) Series 2009 A, 0.07% 2/7/12, LOC Wells Fargo Bank NA, VRDN (a)	27,000	27,000
Idaho Hsg. & Fin. Assoc. Single Family Mtg. Series A, 0.07% 2/7/12 (Liquidity Facility Fannie Mae Guaranteed Mtg. pass-thru certificates) (Liquidity Facility Freddie Mac), VRDN (a)	4,200	4,200
Idaho Hsg. & Fin. Assoc. Unemployment Compensation Bonds Series 2011, 2% 8/15/12	9,000	9,082
		144,010
Illinois - 6.1%
Bridgeview Gen. Oblig. Subseries 2008 A1, 0.08% 2/7/12, LOC Northern Trust Co., VRDN (a)	17,500	17,500
Chicago Gen. Oblig. Participating VRDN Series Solar 06 38, 0.07% 2/7/12 (Liquidity Facility U.S. Bank NA, Minnesota) (a)(d)	13,200	13,200
Chicago Metropolitan Wtr. Reclamation District Greater Chicago Participating VRDN:
Series BBT 08 60, 0.07% 2/7/12 (Liquidity Facility Branch Banking & Trust Co.) (a)(d)	4,385	4,385
Series Clipper 07 12, 0.11% 2/7/12 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(d)	10,350	10,350
Series Solar 06 75, 0.07% 2/7/12 (Liquidity Facility U.S. Bank NA, Minnesota) (a)(d)	7,400	7,400
Chicago Park District Gen. Oblig. Participating VRDN Series Putters 3842, 0.08% 2/7/12 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	4,000	4,000
Chicago Wtr. Rev.:
Series 2004 A1, 0.1% 2/7/12, LOC California Pub. Employees Retirement Sys., VRDN (a)	19,575	19,575
Series 2004 A2, 0.1% 2/7/12, LOC California Pub. Employees Retirement Sys., VRDN (a)	34,005	34,005
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago Wtr. Rev.: - continued
Series 2004 A3, 0.06% 2/7/12, LOC State Street Bank & Trust Co., Boston, VRDN (a)	$ 8,270	$ 8,270
DuPage County Rev. (Morton Arboretum Proj.) 0.1% 2/7/12, LOC Bank of America NA, VRDN (a)	6,200	6,200
Illinois Dev. Fin. Auth. Rev.:
(Glenwood School for Boys Proj.) Series 1998, 0.09% 2/7/12, LOC BMO Harris Bank NA, VRDN (a)	3,000	3,000
(Lyric Opera of Chicago Proj.) 0.07% 2/7/12, LOC JPMorgan Chase Bank, LOC BMO Harris Bank NA, VRDN (a)	10,200	10,200
Illinois Edl. Facilities Auth. Revs.:
(Elmhurst College Proj.) Series 2003, 0.09% 2/7/12, LOC BMO Harris Bank NA, VRDN (a)	2,550	2,550
Participating VRDN Series ROC II R 12278, 0.07% 2/7/12 (Liquidity Facility Citibank NA) (a)(d)	5,200	5,200
Illinois Fin. Auth. Rev.:
(Alexian Brothers Health Sys. Proj.) Series 2004, 0.08% 2/7/12, LOC JPMorgan Chase Bank, VRDN (a)	35,400	35,400
(Chicago Historical Society Proj.) Series 2006, 0.08% 2/7/12, LOC JPMorgan Chase Bank, VRDN (a)	31,175	31,175
(Chicago Symphony Orchestra Proj.) Series 2008, 0.06% 2/7/12, LOC U.S. Bank NA, Minnesota, VRDN (a)	5,985	5,985
(Edward Hosp. Obligated Group Proj.) Series 2008 C, 0.06% 2/7/12, LOC JPMorgan Chase Bank, VRDN (a)	11,700	11,700
(Little Co. of Mary Hosp. Proj.) Series 2008 A, 0.07% 2/7/12, LOC JPMorgan Chase Bank, VRDN (a)	4,700	4,700
(Northwest Cmnty. Hosp. Proj.):
Series 2008 B, 0.08% 2/7/12, LOC JPMorgan Chase Bank, VRDN (a)	33,130	33,130
Series 2008 C, 0.08% 2/7/12, LOC JPMorgan Chase Bank, VRDN (a)	7,100	7,100
(OSF Healthcare Sys. Proj.):
Series 2009 C, 0.07% 2/7/12, LOC Wells Fargo Bank NA, VRDN (a)	21,000	21,000
Series 2009 D, 0.07% 2/7/12, LOC JPMorgan Chase Bank, VRDN (a)	25,000	25,000
(Provena Health Proj.):
Series 2009 C, 0.07% 2/7/12, LOC JPMorgan Chase Bank, VRDN (a)	1,300	1,300
Series D, 0.07% 2/7/12, LOC JPMorgan Chase Bank, VRDN (a)	8,000	8,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Fin. Auth. Rev.: - continued
(Rehabilitation Institute of Chicago Proj.) Series 2009 B, 0.06% 2/7/12, LOC JPMorgan Chase Bank, VRDN (a)	$ 9,000	$ 9,000
(Rockford Mem. Hosp. Proj.) 0.08% 2/7/12, LOC JPMorgan Chase Bank, VRDN (a)	20,200	20,200
(Rush Univ. Med. Ctr. Proj.) Series 2008 A, 0.06% 2/7/12, LOC Northern Trust Co., VRDN (a)	9,500	9,500
(Saint Xavier Univ. Proj.) Series 2008, 0.1% 2/7/12, LOC Bank of America NA, VRDN (a)	7,045	7,045
(The Univ. of Chicago Med. Ctr. Proj.) Series 2009 D2, 0.08% 2/1/12, LOC Bank of America NA, VRDN (a)	2,300	2,300
(Trinity Int'l. Univ. Proj.) Series 2009, 0.09% 2/7/12, LOC Fed. Home Ln. Bank Chicago, VRDN (a)	10,000	10,000
Participating VRDN:
Series EGL 06 115, 0.07% 2/7/12 (Liquidity Facility Citibank NA) (a)(d)	6,000	6,000
Series EGL 06 118, Class A, 0.07% 2/7/12 (Liquidity Facility Citibank NA) (a)(d)	12,570	12,570
Series Putters 3288Z, 0.08% 2/7/12 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	3,000	3,000
Series Putters 3764, 0.08% 2/7/12 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	2,000	2,000
Series 2009 A, 0.06% 2/7/12, LOC JPMorgan Chase Bank, VRDN (a)	4,280	4,280
Illinois Sales Tax Rev. Participating VRDN:
Series MS 3283 X, 0.14% 2/7/12 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	3,810	3,810
Series WF 11 125C, 0.08% 2/7/12 (Liquidity Facility Wells Fargo Bank NA) (a)(d)	8,790	8,790
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2007 A 1B, 0.06% 2/7/12, LOC PNC Bank NA, VRDN (a)	17,000	17,000
Series 2007 A 2D, 0.06% 2/7/12, LOC Wells Fargo Bank NA, VRDN (a)	11,200	11,200
Lisle Village Multi-family Hsg. Rev. (Four Lakes Phase V-Lisle) Series 1996, 0.13% 2/7/12, LOC Bank of America NA, VRDN (a)	12,500	12,500
Quincy Hosp. Rev. (Blessing Hosp. Proj.) Series 2004, 0.08% 2/7/12, LOC JPMorgan Chase Bank, VRDN (a)	3,900	3,900
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Univ. of Illinois Rev.:
(UIC South Campus Dev. Proj.) Series 2008, 0.07% 2/7/12, LOC JPMorgan Chase Bank, VRDN (a)	$ 9,400	$ 9,400
Series 2008, 0.07% 2/7/12, LOC JPMorgan Chase Bank, VRDN (a)	10,885	10,885
		493,705
Indiana - 2.7%
Elkhart County Hosp. Auth. Rev. (Elkhart Gen. Hosp. Proj.) Series 2008, 0.06% 2/7/12, LOC JPMorgan Chase Bank, VRDN (a)	15,575	15,575
Hamilton Southeastern Consolidated School Bldg. Corp. Participating VRDN Series Solar 07 06, 0.08% 2/7/12 (Liquidity Facility U.S. Bank NA, Minnesota) (a)(d)	11,515	11,515
Indiana Dev. Fin. Auth. Envir. Rev. Series 2005, 0.16% 2/7/12, LOC Royal Bank of Scotland PLC, VRDN (a)	18,280	18,280
Indiana Dev. Fin. Auth. Rev. (Indianapolis Museum of Art, Inc. Proj.) Series 2001, 0.06% 2/7/12, LOC JPMorgan Chase Bank, VRDN (a)	5,000	5,000
Indiana Edl. Facilities Auth. Rev. (Hanover College Proj.) Series 2004 B, 0.08% 2/7/12, LOC JPMorgan Chase Bank, VRDN (a)	4,400	4,400
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.):
Series 2008 A, 0.06% 2/7/12, LOC JPMorgan Chase Bank, VRDN (a)	2,600	2,600
Series 2008 D, 0.06% 2/7/12, LOC Bank of America NA, VRDN (a)	11,500	11,500
Series 2008 E, 0.06% 2/7/12, LOC Bank of America NA, VRDN (a)	12,000	12,000
Series 2008 I, 0.06% 2/7/12, LOC Wells Fargo Bank NA, VRDN (a)	2,000	2,000
Indiana Fin. Auth. Hosp. Rev. (Parkview Health Sys. Oblig. Group Proj.) Series 2009 C, 0.06% 2/7/12, LOC PNC Bank NA, VRDN (a)	12,700	12,700
Indiana Fin. Auth. Rev.:
(Columbus Reg'l. Hosp. Proj.) Series 2009 A, 0.07% 2/7/12, LOC PNC Bank NA, VRDN (a)	20,715	20,715
(DePauw Univ. Proj.):
Series 2008 A, 0.07% 2/7/12, LOC Northern Trust Co., VRDN (a)	1,085	1,085
Series 2008 B, 0.06% 2/7/12, LOC PNC Bank NA, VRDN (a)	8,260	8,260
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Indiana Fin. Auth. Rev.: - continued
Bonds:
Series 2005 A, 5% 2/1/12	$ 2,000	$ 2,000
Series 2011 A, 1% 2/1/12	13,700	13,700
Participating VRDN Series BBT 08 12, 0.06% 2/7/12 (Liquidity Facility Branch Banking & Trust Co.) (a)(d)	11,735	11,735
Indiana Health & Edl. Facilities Fing. Auth. Rev. Participating VRDN Series Solar 07 63, 0.07% 2/7/12 (Liquidity Facility U.S. Bank NA, Minnesota) (a)(d)	15,400	15,400
Indiana Health Facility Fing. Auth. Rev. Bonds (Ascension Health Subordinate Cr. Proj.) Series A2, 3.75%, tender 2/1/12 (a)	12,500	12,500
Lawrenceburg Poll. Cont. Rev. (Indiana Michigan Pwr. Co. Proj.) Series 2008 H, 0.08% 2/7/12, LOC Bank of Nova Scotia New York Branch, VRDN (a)	26,000	26,000
Marion Econ. Dev. Rev. (Indiana Wesleyan Univ. Proj.) Series 2006, 0.1% 2/7/12, LOC Bank of America NA, VRDN (a)	3,300	3,300
Richmond Econ. Dev. Rev. (Friends Fellowship Cmnty. Proj.) Series 1997, 0.08% 2/7/12, LOC U.S. Bank NA, Minnesota, VRDN (a)	3,600	3,600
Saint Joseph County Hosp. Auth. Health Sys. Rev. (Memorial Health Sys. Proj.) Series 2008 A, 0.08% 2/7/12, LOC JPMorgan Chase Bank, VRDN (a)	4,700	4,700
		218,565
Iowa - 0.2%
Iowa Fin. Auth. Poll. Cont. Facility Rev. (MidAmerican Energy Proj.) Series 2008 B, 0.11% 2/7/12, VRDN (a)	18,500	18,500
Kansas - 0.3%
Wichita Gen. Oblig.:
BAN Series 246, 0.375% 8/10/12	14,255	14,256
Participating VRDN Series Putters 3951, 0.08% 2/1/12 (Liquidity Facility JPMorgan Chase & Co.) (a)(d)	11,645	11,645
		25,901
Kentucky - 1.0%
Jefferson County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 2001 A, 0.31% tender 3/1/12, CP mode	3,100	3,100
Kentucky Econ. Dev. Fin. Auth. Participating VRDN Series MS 3125, 0.13% 2/7/12 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	11,250	11,250
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev.:
(Baptist Healthcare Sys. Proj.) Series 2009 B4, 0.05% 2/7/12, LOC Branch Banking & Trust Co., VRDN (a)	15,000	15,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Kentucky - continued
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev.: - continued
(St. Elizabeth Med. Ctr., Inc. Proj.) Series 2009 B, 0.06% 2/7/12, LOC JPMorgan Chase Bank, VRDN (a)	$ 5,300	$ 5,300
Kentucky Econ. Dev. Fin. Auth. Rev. (Ashland Hosp. Corp./King's Daughters Med. Ctr. Proj.) Series 2008 A, 0.08% 2/7/12, LOC Branch Banking & Trust Co., VRDN (a)	22,000	22,000
Louisville & Jefferson County Metropolitan Swr. District Swr. & Drain Sys. Rev. Participating VRDN Series Solar 06 87, 0.07% 2/7/12 (Liquidity Facility U.S. Bank NA, Minnesota) (a)(d)	18,080	18,080
Trimble County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) 0.21% tender 2/13/12, CP mode	6,500	6,500
		81,230
Louisiana - 1.9%
Ascension Parish Indl. Dev. Board Rev. (IMTT-Geismar Proj.) Series 2007, 0.06% 2/7/12, LOC Fed. Home Ln. Bank Atlanta, VRDN (a)	34,000	34,000
Louisiana Gas & Fuel Tax Rev. Participating VRDN Series Solar 06 133, 0.07% 2/7/12 (Liquidity Facility U.S. Bank NA, Minnesota) (a)(d)	3,300	3,300
Louisiana Offshore Term. Auth. Deepwater Port Rev. (LOOP LLC Proj.) Series 2003 B, 0.08% 2/7/12, LOC JPMorgan Chase Bank, VRDN (a)	12,375	12,375
Louisiana Pub. Facilities Auth. Gulf Opportunity Zone Rev. (Celtic Mgmt. Corp. Proj.) Series 2008, 0.07% 2/7/12, LOC JPMorgan Chase Bank, VRDN (a)	14,785	14,785
Louisiana Pub. Facilities Auth. Hosp. Rev. (Franciscan Missionaries of Our Lady Health Sys. Proj.) Series 2008 A, 0.07% 2/7/12, LOC JPMorgan Chase Bank, VRDN (a)	9,000	9,000
Louisiana Pub. Facilities Auth. Rev.:
(Air Products & Chemicals, Inc. Proj.) Series 2009 A, 0.04% 2/7/12, VRDN (a)	10,850	10,850
(C-Port LLC Proj.) Series 2008, 0.13% 2/7/12, LOC Bank of America NA, VRDN (a)	14,400	14,400
(CommCare Corp. Proj.) Series 2008 A, 0.07% 2/7/12, LOC JPMorgan Chase Bank, VRDN (a)	6,300	6,300
(Int'l.-Matex Tank Terminals Proj.) Series 2007, 0.06% 2/7/12, LOC Fed. Home Ln. Bank Atlanta, VRDN (a)	20,000	20,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Louisiana - continued
St. James Parish Gen. Oblig. (NuStar Logistics LP Proj.):
Series 2010 A, 0.08% 2/7/12, LOC JPMorgan Chase Bank, VRDN (a)	$ 12,500	$ 12,500
Series 2010 B, 0.08% 2/7/12, LOC JPMorgan Chase Bank, VRDN (a)	13,400	13,400
		150,910
Maine - 0.1%
Maine Health & Higher Ed. Facilities Auth. Rev. Series 2008 B, 0.08% 2/7/12, LOC JPMorgan Chase Bank, VRDN (a)	9,100	9,100
Maryland - 2.2%
Anne Arundel County Gen. Oblig. Participating VRDN Series BBT 08 10, 0.06% 2/7/12 (Liquidity Facility Branch Banking & Trust Co.) (a)(d)	13,695	13,695
Baltimore County Gen. Oblig.:
Participating VRDN Series WF 11 137C, 0.08% 2/7/12 (Liquidity Facility Wells Fargo Bank NA) (a)(d)	7,115	7,115
Series 2011:
0.14% 2/6/12 (Liquidity Facility Mizuho Corporate Bank Ltd.), CP	10,700	10,700
0.14% 2/14/12 (Liquidity Facility Mizuho Corporate Bank Ltd.), CP	12,800	12,800
0.17% 2/7/12 (Liquidity Facility Mizuho Corporate Bank Ltd.), CP	8,500	8,500
0.18% 2/6/12 (Liquidity Facility Mizuho Corporate Bank Ltd.), CP	10,700	10,700
Howard County Gen. Oblig. Participating VRDN Series Putters 4041, 0.08% 2/1/12 (Liquidity Facility JPMorgan Chase & Co.) (a)(d)	2,930	2,930
Maryland Cmnty. Dev. Administration Multi-family Dev. Rev. (Avalon Lea Apt. Proj.) Series 1997, 0.08% 2/7/12, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (a)	9,400	9,400
Maryland Econ. Dev. Auth. Rev.:
(Associated Projs.) Series A, 0.1% 2/7/12, LOC Bank of America NA, VRDN (a)	4,470	4,470
(United States Pharmacopeial Convention, Inc. Proj.) Series 2008 A, 0.1% 2/1/12, LOC Bank of America NA, VRDN (a)	2,600	2,600
Maryland Gen. Oblig. Bonds:
(State & Local Facilities Ln. Prog.):
First Series 2005 B, 5.25% 2/15/12	1,480	1,483
First Series 2008, 5% 3/1/12	2,000	2,008
Second Series 2003, 5% 8/1/12	1,000	1,024
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Maryland - continued
Maryland Gen. Oblig. Bonds: - continued
Series 2004, 5% 2/1/12	$ 1,000	$ 1,000
Third Series 2009 C, 5% 11/1/12	8,205	8,498
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Anne Arundel Health Sys. Proj.) Series 2009 B, 0.08% 2/7/12, LOC Bank of America NA, VRDN (a)	6,000	6,000
(Howard County Gen. Hosp. Proj.) Series 2008, 0.06% 2/7/12, LOC PNC Bank NA, VRDN (a)	5,100	5,100
(Mercy Med. Ctr. Proj.) Series 2007 D, 0.07% 2/7/12, LOC Wells Fargo Bank NA, VRDN (a)	18,100	18,100
(Univ. of Maryland Med. Sys. Proj.) Series 2008 A, 0.24% 2/7/12, LOC Citizens Bank of Pennsylvania, VRDN (a)	14,200	14,200
(Villa Julie College, Inc. Proj.) Series 2005, 0.08% 2/7/12, LOC Bank of America NA, VRDN (a)	19,340	19,340
Participating VRDN Series BBT 08 46, 0.07% 2/7/12 (Liquidity Facility Branch Banking & Trust Co.) (a)(d)	3,820	3,820
Montgomery County Econ. Dev. Rev. (Georgetown Preparatory School, Inc. Proj.) Series 2005, 0.1% 2/7/12, LOC Bank of America NA, VRDN (a)	5,325	5,325
Montgomery County Hsg. Opportunities Commission Series 2002 C, 0.08% 2/7/12 (Liquidity Facility Fannie Mae Guaranteed Mtg. pass-thru certificates) (Liquidity Facility Freddie Mac), VRDN (a)	7,965	7,965
Washington Suburban San. District Bonds Series 2004, 5% 6/1/12	1,500	1,524
		178,297
Massachusetts - 3.5%
Massachusetts Bay Trans. Auth. Sales Tax Rev. Participating VRDN Series PT 4368, 0.08% 2/7/12 (Liquidity Facility Wells Fargo & Co.) (a)(d)	5,000	5,000
Massachusetts Gen. Oblig.:
Participating VRDN Series Clipper 07 41, 0.11% 2/7/12 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(d)	11,000	11,000
RAN:
Series 2011 A, 2% 4/26/12	100,000	100,432
Series 2011 B, 2% 5/31/12	100,000	100,603
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1992, 0.5% tender 2/1/12, CP mode	10,000	10,000
Series 1993 A, 0.4% tender 2/16/12, CP mode	18,100	18,100
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - continued
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Participating VRDN:
Series EGL 07 0031, 0.08% 2/7/12 (Liquidity Facility Citibank NA) (a)(d)	$ 13,000	$ 13,000
Series Putters 2479Z, 0.08% 2/7/12 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	3,755	3,755
Series Putters 2857, 0.08% 2/7/12 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	10,255	10,255
Series WF 11 124C, 0.08% 2/7/12 (Liquidity Facility Wells Fargo Bank NA) (a)(d)	6,865	6,865
Massachusetts St Wtr. Resources Auth. Participating VRDN Series Putters 3690, 0.08% 2/7/12 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	1,200	1,200
		280,210
Michigan - 5.0%
Grand Valley Michigan State Univ. Rev. Series 2005, 0.06% 2/7/12, LOC PNC Bank NA, VRDN (a)	5,110	5,110
Michigan Bldg. Auth. Rev. Series 6, 0.1% 2/16/12, LOC State Street Bank & Trust Co., Boston, LOC U.S. Bank NA, Minnesota, CP	13,905	13,905
Michigan Fin. Auth. Rev.:
Participating VRDN Series ROC II R 11988, 0.08% 2/7/12 (Liquidity Facility Citibank NA) (a)(d)	6,750	6,750
RAN Series 2011 C3, 2% 8/20/12, LOC Bank of Nova Scotia New York Branch	15,200	15,341
Series 2011 L, 0.11% 2/7/12, LOC Citibank NA, VRDN (a)	145,400	145,400
Michigan Hosp. Fin. Auth. Rev.:
(McLaren Health Care Corp. Proj.) Series 2008 B2, 0.08% 2/7/12, LOC JPMorgan Chase Bank, VRDN (a)	16,590	16,590
Bonds (Trinity Health Sys. Proj.):
Series 2008 C:
0.11% tender 2/13/12, CP mode	36,000	36,000
0.13% tender 2/14/12, CP mode	6,700	6,700
0.15% tender 3/6/12, CP mode	60,000	60,000
0.16% tender 6/6/12, CP mode	14,300	14,300
Series B, 0.07% tender 3/6/12, CP mode	23,420	23,420
Participating VRDN Series ROC II R 11676, 0.08% 2/7/12 (Liquidity Facility Citibank NA) (a)(d)	8,650	8,650
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Michigan Strategic Fund Ltd. Oblig. Rev. (Van Andel Research Institute Proj.) Series 2008, 0.12% 2/7/12, LOC Bank of America NA, VRDN (a)	$ 52,000	$ 52,000
Wayne County Arpt. Auth. Rev. 0.08% 2/7/12, LOC JPMorgan Chase Bank, VRDN (a)	2,000	2,000
		406,166
Minnesota - 0.6%
Bloomington Sr. Hsg. Rev. (Presbyterian Homes Proj.) Series 2008, 0.08% 2/7/12, LOC Freddie Mac, VRDN (a)	5,000	5,000
Metropolitan Council Gen. Oblig. Rev.:
Bonds Series 2011 C, 0.25% 3/1/13	10,000	10,000
Participating VRDN Series Putters 3954, 0.08% 2/1/12 (Liquidity Facility JPMorgan Chase & Co.) (a)(d)	10,500	10,500
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (Allina Health Sys. Proj.) Series 2007 C1, 0.06% 2/7/12, LOC Wells Fargo Bank NA, VRDN (a)	4,025	4,025
Minnesota Gen. Oblig. Participating VRDN Series Putters 3845, 0.08% 2/7/12 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	3,400	3,400
Minnetonka Multi-family Hsg. Rev. (Cliffs at Ridgedale Proj.) Series 1995, 0.09% 2/7/12, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (a)	2,550	2,550
Oak Park Heights Multi-Family Rev. 0.08% 2/7/12, LOC Freddie Mac, VRDN (a)	6,830	6,830
Rochester Health Care Facilities Rev. Participating VRDN Series WF11 49 C, 0.08% 2/7/12 (Liquidity Facility Wells Fargo Bank NA) (a)(d)	5,225	5,225
		47,530
Mississippi - 0.6%
Mississippi Dev. Bank Spl. Oblig.:
(Harrison County Proj.) Series 2008 A2, 0.1% 2/7/12, LOC Bank of America NA, VRDN (a)	13,525	13,525
Participating VRDN Series Solar 06 0153, 0.07% 2/7/12 (Liquidity Facility U.S. Bank NA, Minnesota) (a)(d)	5,850	5,850
Mississippi Gen. Oblig.:
Participating VRDN Series ROC II-R 11987, 0.08% 2/7/12 (Liquidity Facility Citibank NA) (a)(d)	3,300	3,300
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Mississippi - continued
Mississippi Gen. Oblig.: - continued
0.1% 2/7/12 (Liquidity Facility Bank of America NA), VRDN (a)	$ 16,700	$ 16,700
Mississippi Hosp. Equip. & Facilities Auth. Bonds (Baptist Memorial Health Care Proj.) Series 2004 B2, 0.19%, tender 7/11/12 (a)(e)	8,600	8,600
		47,975
Missouri - 1.5%
Bi-State Dev. Agcy. Missouri Illinois Metropolitan District Rev. (Metrolink Cross County Extension Proj.) Series 2010 A, 0.06% 2/7/12, LOC JPMorgan Chase Bank, VRDN (a)	9,400	9,400
Cape Girardeau County Indl. Dev. Auth. (St. Francis Med. Ctr. Proj.) Series 2009 B, 0.07% 2/7/12, LOC Wells Fargo Bank NA, VRDN (a)	6,845	6,845
Curators of the Univ. of Missouri Series A, 0.09% 4/19/12, CP	3,500	3,500
Kansas City Indl. Dev. Auth. Student Hsg. Facilities Rev. (Oak Street West Proj.) Series 2006, 0.09% 2/7/12, LOC Bank of America NA, VRDN (a)	17,970	17,970
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev.:
(Christian Brothers College Proj.) Series 2002 A, 0.08% 2/7/12, LOC TD Banknorth, NA, VRDN (a)	25,165	25,165
Participating VRDN:
Series EGL 07 0001, 0.08% 2/7/12 (Liquidity Facility Citibank NA) (a)(d)	8,470	8,470
Series Putters 3929, 0.08% 2/7/12 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	2,785	2,785
Missouri Health & Edl. Facilities Auth. Health Facilities Rev.:
(SSM Health Care Sys. Proj.) Series 2005 A1, 0.08% 2/7/12, LOC Bank of America NA, VRDN (a)	3,200	3,200
Bonds (CoxHealth Proj.) 0.21% tender 5/4/12, LOC Bank of Nova Scotia New York Branch, CP mode	13,000	13,000
Missouri Health & Edl. Facilities Auth. Rev.:
(Ascension Health Cr. Group Proj.) Series 2003 C2, 0.06% 2/7/12, VRDN (a)	15,500	15,500
(Lutheran Sr. Svcs. Proj.) Series 2008, 0.06% 2/7/12, LOC PNC Bank NA, VRDN (a)	2,575	2,575
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Missouri - continued
Missouri Highways & Trans. Commission State Road Rev. Series 2005 B, 0.07% 2/7/12, LOC State Street Bank & Trust Co., Boston, VRDN (a)	$ 3,775	$ 3,775
St. Louis Indl. Dev. Auth. (The St. Louis Art Museum Proj.) Series 2009 B, 0.06% 2/7/12, LOC U.S. Bank NA, Minnesota, VRDN (a)	6,200	6,200
		118,385
Montana - 0.1%
Montana Board of Invt. Bonds Series 1998, 0.48%, tender 3/1/12 (a)	4,000	4,000
Nebraska - 1.0%
Central Plains Energy Proj. Rev. (Nebraska Gas Proj.) Series 2009, 0.08% 2/7/12 (Liquidity Facility Royal Bank of Canada), VRDN (a)	16,000	16,000
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev. Series 2010 B, 0.06% 2/7/12 (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (a)	16,015	16,015
Nebraska Pub. Pwr. District Rev. Series A:
0.07% 3/1/12, CP	9,500	9,500
0.07% 3/5/12, CP	5,650	5,650
0.07% 3/6/12, CP	9,700	9,700
Omaha Pub. Pwr. District Elec. Rev.:
Participating VRDN Series BBT 2060, 0.07% 2/7/12 (Liquidity Facility Branch Banking & Trust Co.) (a)(d)	22,935	22,935
Series A, 0.19% 2/6/12, CP	3,500	3,500
		83,300
Nevada - 2.4%
Clark County Arpt. Rev.:
Series 2008 D 2A, 0.08% 2/7/12, LOC Citibank NA, VRDN (a)	28,800	28,800
Series 2008 D 2B, 0.07% 2/7/12, LOC Royal Bank of Canada, VRDN (a)	12,400	12,400
Series 2008 D1, 0.08% 2/7/12, LOC Citibank NA, VRDN (a)	4,000	4,000
Series 2008 D3, 0.09% 2/7/12, LOC Bank of America NA, VRDN (a)	10,000	10,000
Clark County Fuel Tax Participating VRDN Series ROC II R 11507, 0.08% 2/7/12 (Liquidity Facility Citibank NA) (a)(d)	4,500	4,500
Clark County Indl. Dev. Rev. (Southwest Gas Corp. Proj.) Series 2009 A, 0.07% 2/7/12, LOC JPMorgan Chase Bank, VRDN (a)	2,000	2,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Nevada - continued
Clark County McCarran Int'l. Arpt. Passenger Facility Charge Rev. Series 2010 F2, 0.08% 2/7/12, LOC Union Bank of California, VRDN (a)	$ 3,500	$ 3,500
Clark County School District Bonds Series 2007 B, 5% 6/15/12	2,140	2,177
Clark County Wtr. Reclamation District Participating VRDN:
Series Putters 3366Z, 0.08% 2/7/12 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	6,085	6,085
Series Putters 3489Z, 0.08% 2/7/12 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	11,965	11,965
Eclipse Fdg. Trust Cus. Rpt. Various States Participating VRDN 0.07% 2/7/12 (Liquidity Facility U.S. Bank NA, Minnesota) (a)(d)	10,200	10,200
Nevada Gen. Oblig. Bonds Series A, 5% 2/1/12	5,250	5,250
Reno Cap. Impt. Rev. Series 2005 A, 0.07% 2/7/12, LOC Bank of America NA, VRDN (a)	5,400	5,400
Reno Hosp. Rev. (Renown Reg'l. Med. Ctr. Proj.):
Series 2008 A, 0.07% 2/7/12, LOC Union Bank of California, VRDN (a)	10,915	10,915
Series 2008 B, 0.07% 2/7/12, LOC Union Bank of California, VRDN (a)	42,625	42,625
Series 2009 A, 0.07% 2/7/12, LOC Wells Fargo Bank NA, VRDN (a)	28,385	28,385
Series 2009 B, 0.07% 2/7/12, LOC Wells Fargo Bank NA, VRDN (a)	8,865	8,865
		197,067
New Hampshire - 0.1%
New Hampshire Health & Ed. Facilities Auth. Rev. (Exeter Hosp. Obligated Group Proj.) Series 2001 B, 0.1% 2/7/12, LOC Bank of America NA, VRDN (a)	7,800	7,800
New Jersey - 2.0%
Montgomery Township Gen. Oblig. BAN 2% 9/7/12	14,386	14,516
New Jersey Bldg. Auth. State Bldg. Rev. Series 2003 A2, 0.06% 2/7/12, LOC Barclays Bank PLC, VRDN (a)	7,000	7,000
New Jersey Gen. Oblig. TRAN Series 2012 C, 2% 6/21/12	75,700	76,210
New Jersey Trans. Trust Fund Auth. Series 2009 D, 0.08% 2/7/12, LOC Wells Fargo Bank NA, VRDN (a)	44,300	44,300
North Brunswick Township Gen. Oblig. BAN Series 2011 A, 1.5% 8/9/12	21,600	21,738
		163,764
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
New Mexico - 0.9%
New Mexico Muni. Energy Acquisition Auth. Gas Supply Rev. Series 2009, 0.08% 2/7/12 (Liquidity Facility Royal Bank of Canada), VRDN (a)	$ 72,695	$ 72,695
New York - 3.4%
Huntington Union Free School District TAN 1.5% 6/27/12	13,500	13,568
New York City Gen. Oblig.:
Participating VRDN:
Series RBC O3, 0.05% 2/7/12 (Liquidity Facility Royal Bank of Canada) (a)(d)	5,000	5,000
Series ROC II R 14000X, 0.08% 2/7/12 (Liquidity Facility Citibank NA) (a)(d)	1,600	1,600
Series 1995 F3, 0.06% 2/7/12, LOC JPMorgan Chase Bank, VRDN (a)	4,100	4,100
New York City Health & Hosp. Corp. Rev. Series 2008 D, 0.08% 2/7/12, LOC JPMorgan Chase Bank, VRDN (a)	4,415	4,415
New York City Hsg. Dev. Corp. Multi-family Hsg. Mtg. Rev.:
(Beekman Tower Proj.) Series 2008 A, 0.11% 2/7/12, LOC RBS Citizens NA, VRDN (a)	33,300	33,300
(Elliott Chelsea Dev. Proj.) Series 2010 A, 0.07% 2/7/12, LOC Citibank NA, VRDN (a)	7,000	7,000
New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev. (Two Gold Street Proj.) Series 2006 A, 0.06% 2/7/12, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (a)	1,000	1,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Participating VRDN:
Series PT 3992, 0.08% 2/7/12 (Liquidity Facility Wells Fargo & Co.) (a)(d)	3,495	3,495
Series ROC II R 10381, 0.07% 2/1/12 (Liquidity Facility Citibank NA) (a)(d)	2,500	2,500
Series ROC II R 11904, 0.08% 2/7/12 (Liquidity Facility Citibank NA) (a)(d)	4,000	4,000
New York Dorm. Auth. Revs.:
(City Univ. Proj.) Series 2008 C, 0.07% 2/7/12, LOC Bank of America NA, VRDN (a)	2,400	2,400
(North Shore - Long Island Jewish Obligated Group Proj.) Series 2009 D, 0.08% 2/7/12, LOC Bank of America NA, VRDN (a)	7,900	7,900
Participating VRDN:
Series EGL 06 47 Class A, 0.08% 2/7/12 (Liquidity Facility Citibank NA) (a)(d)	13,500	13,500
Series ROC II R 11735, 0.08% 2/7/12 (Liquidity Facility Citibank NA) (a)(d)	10,395	10,395
Series 1998, 0.18% 5/3/12, CP	6,500	6,500
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Hsg. Fin. Agcy. Rev.:
Series 2010 A, 0.05% 2/7/12, LOC Wells Fargo Bank NA, VRDN (a)	$ 18,000	$ 18,000
Series 2011 A1, 0.06% 2/7/12, LOC Wells Fargo Bank NA, VRDN (a)	7,500	7,500
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev. Series 2008 A1, 0.07% 2/7/12, LOC Morgan Stanley Bank, West Valley City Utah, VRDN (a)	8,000	8,000
New York Metropolitan Trans. Auth. Rev. Series 2C, 0.16% 4/4/12, LOC Royal Bank of Canada, CP	15,800	15,800
New York Pwr. Auth. Series 1:
0.16% 3/14/12, CP	13,400	13,400
0.17% 2/15/12, CP	4,100	4,100
New York State Energy Research & Dev. Auth. Facilities Rev. (Consolidated Edison Co. of New York, Inc. Proj.) Series 2005 A2, 0.06% 2/7/12, LOC Mizuho Corporate Bank Ltd., VRDN (a)	15,200	15,200
New York State Gen. Oblig. Bonds Series 2011 C, 5% 9/1/12	10,000	10,276
New York Thruway Auth. Gen. Rev. Participating VRDN Series Solar 06 17, 0.07% 2/7/12 (Liquidity Facility U.S. Bank NA, Minnesota) (a)(d)	15,000	15,000
South Huntington Union Free School District TAN 1.5% 6/28/12	12,500	12,562
Syosset Central School District TAN 1.5% 6/22/12	12,500	12,560
Tarrytown BAN Series 2011 D, 1.5% 10/19/12	8,188	8,260
West Babylon Union Free School District TAN 1.5% 6/22/12	15,000	15,067
		276,398
New York & New Jersey - 0.1%
Port Auth. of New York & New Jersey Series B, 0.17% 3/14/12, CP	6,235	6,235
Non State Specific - 0.1%
Alaska Indl. Dev. & Export Auth. Rev. Participating VRDN Series WF 11 132C, 0.08% 2/7/12 (Liquidity Facility Wells Fargo Bank NA) (a)(d)	8,680	8,680
North Carolina - 3.3%
Board of Governors of the Univ. of North Carolina Series D:
0.13% 3/6/12, CP	11,010	11,010
0.13% 3/19/12, CP	23,000	23,000
0.14% 3/12/12, CP	11,600	11,600
Charlotte Gen. Oblig. Participating VRDN Series ROC II R 11905, 0.07% 2/7/12 (Liquidity Facility Citibank NA) (a)(d)	6,700	6,700
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
Charlotte Int'l. Arpt. Rev. Series 2010 C, 0.07% 2/7/12, LOC Wells Fargo Bank NA, VRDN (a)	$ 11,600	$ 11,600
Charlotte Wtr. & Swr. Sys. Rev.:
Bonds:
Series 2009 B, 4% 7/1/12	1,000	1,016
Series 2011, 1.5% 6/1/12	3,320	3,334
Participating VRDN Series Putters 3443, 0.08% 2/7/12 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	6,100	6,100
Guilford County Gen. Oblig. Series 2007 B, 0.05% 2/7/12 (Liquidity Facility Branch Banking & Trust Co.), VRDN (a)	4,900	4,900
North Carolina Cap. Facilities Fin. Agcy. Cap. Facilities Rev. (Guilford College Proj.) Series 2005 A, 0.07% 2/7/12, LOC Branch Banking & Trust Co., VRDN (a)	6,275	6,275
North Carolina Cap. Facilities Fin. Agcy. Edl. Facilities Rev.:
(Campbell Univ. Proj.) Series 2009, 0.07% 2/7/12, LOC Branch Banking & Trust Co., VRDN (a)	6,100	6,100
(High Point Univ. Rev.) Series 2006, 0.07% 2/7/12, LOC Branch Banking & Trust Co., VRDN (a)	9,530	9,530
Series 2011, 0.08% 2/7/12, LOC Bank of America NA, VRDN (a)	19,200	19,200
North Carolina Cap. Facilities Fin. Agcy. Rev. Participating VRDN:
Series EGL 06 0139, 0.08% 2/7/12 (Liquidity Facility Citibank NA) (a)(d)	2,800	2,800
Series EGL 07 0015, 0.08% 2/7/12 (Liquidity Facility Citibank NA) (a)(d)	10,890	10,890
Series Putters 3331, 0.08% 2/7/12 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	1,250	1,250
North Carolina Edl. Facilities Fin. Agcy. Rev. (Queens College Proj.) Series 1999 B, 0.07% 2/7/12, LOC Bank of America NA, VRDN (a)	4,990	4,990
North Carolina Med. Care Commission Health Care Facilities Rev.:
(Cape Fear Valley Health Sys. Proj.) Series 2008 A2, 0.07% 2/7/12, LOC Branch Banking & Trust Co., VRDN (a)	28,200	28,200
(Univ. Health Systems of Eastern Carolina) Series 2008 B, 0.07% 2/7/12, LOC Branch Banking & Trust Co., VRDN (a)	2,420	2,420
(Wake Forest Univ. Proj.) Series 2008 C, 0.09% 2/7/12, LOC Bank of America NA, VRDN (a)	4,800	4,800
North Carolina Ports Auth. Port Facilities Rev. Series 2008, 0.07% 2/7/12, LOC Branch Banking & Trust Co., VRDN (a)	3,500	3,500
Piedmont Triad Arpt. Auth. Series 2008 A, 0.05% 2/7/12, LOC Branch Banking & Trust Co., VRDN (a)	3,450	3,450
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
Sampson County Gen. Oblig. Participating VRDN Series Solar 06 0160, 0.09% 2/7/12 (Liquidity Facility U.S. Bank NA, Minnesota) (a)(d)	$ 4,130	$ 4,130
Univ. of North Carolina at Chapel Hill Rev. Participating VRDN:
Series BBT 08 19, 0.07% 2/7/12 (Liquidity Facility Branch Banking & Trust Co.) (a)(d)	25,565	25,565
Series EGL 05 3014 Class A, 0.08% 2/7/12 (Liquidity Facility Citibank NA) (a)(d)	22,700	22,700
Wake County Gen. Oblig.:
Bonds Series 2007, 5% 3/1/12	5,835	5,857
Series 2003 C, 0.04% 2/7/12 (Liquidity Facility Wells Fargo Bank NA), VRDN (a)	21,000	21,000
Winston-Salem Ltd. Oblig. Series 2010 B, 0.06% 2/7/12 (Liquidity Facility Branch Banking & Trust Co.), VRDN (a)	9,000	9,000
		270,917
Ohio - 1.8%
Akron Bath Copley Hosp. District Rev. (Akron Gen. Health Systems Proj.) Series 2008, 0.07% 2/7/12, LOC JPMorgan Chase Bank, VRDN (a)	2,400	2,400
Cleveland Arpt. Sys. Rev. Series 2008 D, 0.06% 2/7/12, LOC PNC Bank NA, VRDN (a)	2,980	2,980
Franklin County Health Care Facilities Rev. (Presbyterian Retirement Svcs. Proj.) Series 2005 B, 0.08% 2/7/12, LOC PNC Bank NA, VRDN (a)	14,385	14,385
Franklin County Hosp. Rev. (OhioHealth Corp. Proj.) Series D, 0.06% 2/7/12, LOC U.S. Bank NA, Minnesota, VRDN (a)	3,100	3,100
Hamilton County Hosp. Facilities Rev. (Children's Hosp. Med. Ctr. Proj.) Series 2000, 0.08% 2/7/12, LOC JPMorgan Chase Bank, VRDN (a)	1,010	1,010
Lake County Hosp. Facilities Rev. (Lake Hosp. Sys., Inc. Proj.):
Series 2008 A, 0.07% 2/7/12, LOC JPMorgan Chase Bank, VRDN (a)	7,500	7,500
Series 2008 B, 0.07% 2/7/12, LOC JPMorgan Chase Bank, VRDN (a)	5,500	5,500
Lancaster Port Auth. Gas Rev. 0.08% 2/7/12 (Liquidity Facility Royal Bank of Canada), VRDN (a)	6,635	6,635
Middletown Hosp. Facilities Rev. (Atrium Med. Ctr. Obligated Group Proj.) Series 2008 A, 0.08% 2/7/12, LOC JPMorgan Chase Bank, VRDN (a)	4,615	4,615
Ohio Air Quality Dev. Auth. Rev. (Cincinnati Gas & Elec. Co. Proj.) Series A, 0.31% 2/7/12, VRDN (a)	4,400	4,400
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Ohio Gen. Oblig.:
(Common Schools Proj.) Series 2005 A, 0.06% 2/7/12, VRDN (a)	$ 2,540	$ 2,540
Participating VRDN Series BBT 3, 0.07% 2/7/12 (Liquidity Facility Branch Banking & Trust Co.) (a)(d)	5,705	5,705
Ohio Higher Edl. Facility Commission Rev.:
(Antioch Univ. Proj.) 0.07% 2/7/12, LOC PNC Bank NA, VRDN (a)	4,875	4,875
(Ohio Northern Univ. Proj.) Series 2008 A, 0.07% 2/7/12, LOC JPMorgan Chase Bank, VRDN (a)	10,000	10,000
(Univ. Hosp. Health Sys. Proj.) Series 2008 B, 0.15% 2/7/12, LOC RBS Citizens NA, VRDN (a)	14,300	14,300
(Xavier Univ. Proj.):
Series 2008 A, 0.05% 2/7/12, LOC U.S. Bank NA, Minnesota, VRDN (a)	4,300	4,300
Series B, 0.06% 2/7/12, LOC PNC Bank NA, LOC U.S. Bank NA, Minnesota, VRDN (a)	12,115	12,115
Bonds:
(Cleveland Clinic Foundation Proj.) Series 2008 B5, 0.27% tender 3/8/12, CP mode	3,000	3,000
(The Cleveland Clinic Foundation Proj.) Series 2008 B6, 0.28% tender 6/22/12, CP mode	10,000	10,000
Series 2008 B6, 0.27% tender 3/8/12, CP mode	15,000	15,000
Richland County Health Care Facilities Rev. (Wesleyan Sr. Living Proj.) Series 2004 A, 0.07% 2/7/12, LOC JPMorgan Chase Bank, VRDN (a)	2,625	2,625
Warren County Health Care Facilities Rev. (Otterbein Homes Proj.) Series 2007, 0.08% 2/7/12, LOC U.S. Bank NA, Minnesota, VRDN (a)	6,150	6,150
		143,135
Oklahoma - 0.2%
Univ. Hospitals Trust Rev. Series 2005 A, 0.11% 2/7/12, LOC Bank of America NA, VRDN (a)	16,350	16,350
Oregon - 2.8%
Clackamas County Hosp. Facility Auth.:
(Legacy Health Sys. Proj.):
Series 2008 B, 0.06% 2/7/12, LOC U.S. Bank NA, Minnesota, VRDN (a)	5,200	5,200
Series 2008 C, 0.06% 2/7/12, LOC U.S. Bank NA, Minnesota, VRDN (a)	4,700	4,700
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Oregon - continued
Clackamas County Hosp. Facility Auth.: - continued
Bonds (Providence Health Sys. Proj.):
Series 2003 E:
0.1% tender 4/4/12, CP mode	$ 8,000	$ 8,000
0.16% tender 2/14/12, CP mode	10,000	10,000
Series 2003 G, 0.17% tender 3/6/12, CP mode	14,275	14,275
Series F, 0.16% tender 2/14/12, CP mode	10,000	10,000
Oregon Gen. Oblig. TAN Series 2011 A, 2% 6/29/12	76,400	76,948
Oregon Health and Science Univ. Spl. Rev. Series 2009 B1, 0.07% 2/7/12, LOC U.S. Bank NA, Minnesota, VRDN (a)	26,615	26,615
Port of Portland Arpt. Rev. Series 2009 A1, 0.07% 2/7/12, LOC Bank of America NA, VRDN (a)	6,410	6,410
Portland Swr. Sys. Rev. Bonds Series 2010 A, 4% 3/1/12	4,250	4,263
Salem Hosp. Facility Auth. Rev. (Salem Hosp. Proj.):
Series 2008 B, 0.06% 2/7/12, LOC U.S. Bank NA, Minnesota, VRDN (a)	37,000	37,000
Series 2008 C, 0.07% 2/7/12, LOC Bank of America NA, VRDN (a)	12,500	12,500
Yamhill County Rev. (George Fox Univ. Proj.) Series A, 0.1% 2/7/12, LOC Bank of America NA, VRDN (a)	14,230	14,230
		230,141
Pennsylvania - 3.3%
Allegheny County Series C-58 A, 0.08% 2/7/12, LOC JPMorgan Chase Bank, VRDN (a)	4,350	4,350
Allegheny County Indl. Dev. Auth. Health Care Rev. (Vincentian Collaborative Sys. Proj.) Series 2008 A, 0.08% 2/7/12, LOC PNC Bank NA, VRDN (a)	8,105	8,105
Allegheny County Indl. Dev. Auth. Rev. (United Jewish Federation Proj.) Series 1996 A, 0.08% 2/7/12, LOC PNC Bank NA, VRDN (a)	5,500	5,500
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. (FirstEnergy Nuclear Generation Corp. Proj.) Series 2006 B, 0.08% 2/7/12, LOC Citibank NA, VRDN (a)	12,600	12,600
Berks County Indl. Dev. Auth. Rev. (Kutztown Univ. Foundation, Inc. Proj.) Series 2004, 0.07% 2/7/12, LOC Wells Fargo Bank NA, VRDN (a)	8,100	8,100
Chester County Health & Ed. Auth. Rev. (Jenner's Pond Proj.) Series 2006, 0.12% 2/7/12, LOC Citizens Bank of Pennsylvania, VRDN (a)	8,900	8,900
Chester County Indl. Dev. Auth. Student Hsg. Rev.:
(Univ. Student Hsg., LLC Proj. at West Chester Univ.) Series 2003, 0.06% 2/7/12, LOC Fed. Home Ln. Bank Pittsburgh, VRDN (a)	7,000	7,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Chester County Indl. Dev. Auth. Student Hsg. Rev.: - continued
Series 2008 A, 0.08% 2/7/12, LOC Citizens Bank of Pennsylvania, VRDN (a)	$ 32,265	$ 32,265
Delaware County Auth. Rev. (White Horse Village Proj.):
Series 2006 B, 0.11% 2/1/12, LOC Citizens Bank of Pennsylvania, VRDN (a)	7,300	7,300
Series 2008, 0.11% 2/1/12, LOC Citizens Bank of Pennsylvania, VRDN (a)	2,500	2,500
Delaware County Indl. Dev. Auth. Rev. (Resource Recovery Facility Proj.) Series 1997 G, 0.04% 2/7/12, VRDN (a)	1,000	1,000
Geisinger Auth. Health Sys. Rev. Participating VRDN Series Putters 3446, 0.08% 2/7/12 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	2,020	2,020
Harveys Lake Gen. Muni. Auth. (Misericordia Univ. Proj.) 0.08% 2/7/12, LOC PNC Bank NA, VRDN (a)	8,800	8,800
Lancaster County Hosp. Auth. Health Ctr. Rev. (Lancaster Gen. Hosp. Proj.) Series 2008, 0.09% 2/1/12, LOC Bank of America NA, VRDN (a)	1,200	1,200
Lower Merion School District Series 2009 A, 0.07% 2/7/12, LOC State Street Bank & Trust Co., Boston, VRDN (a)	4,600	4,600
Northeastern Pennsylvania Hosp. and Ed. Auth. Rev. (The Commonwealth Med. College Proj.) Series 2009, 0.06% 2/7/12, LOC PNC Bank NA, VRDN (a)	11,425	11,425
Pennsylvania Gen. Oblig. Participating VRDN:
Series Putters 3352Z, 0.08% 2/7/12 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	3,000	3,000
Series ROC II R 11505, 0.08% 2/7/12 (Liquidity Facility Citibank NA) (a)(d)	4,100	4,100
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Indiana Univ. of Pennsylvania Student Hsg. Proj.) Series 2008, 0.06% 2/7/12, LOC Fed. Home Ln. Bank Pittsburgh, VRDN (a)	26,260	26,260
(Keystone College Proj.) Series 2001 H5, 0.08% 2/7/12, LOC PNC Bank NA, VRDN (a)	3,250	3,250
(King's College Proj.) Series 2001 H6, 0.08% 2/7/12, LOC PNC Bank NA, VRDN (a)	3,825	3,825
(Marywood Univ. Proj.) Series 2005 A, 0.08% 2/7/12, LOC PNC Bank NA, VRDN (a)	4,735	4,735
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev. Series 2008 B2, 0.06% 2/7/12, LOC PNC Bank NA, VRDN (a)	16,445	16,445
RBC Muni. Products, Inc. Trust Participating VRDN Series RBC E 22, 0.08% 2/7/12 (Liquidity Facility Royal Bank of Canada) (a)(d)	13,400	13,400
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Schuylkill County Indl. Dev. Auth. Resource Recovery Rev. (Integrys Energy Group, Inc. Proj.) 0.07% 2/7/12, LOC JPMorgan Chase Bank, VRDN (a)	$ 19,800	$ 19,800
Somerset County Gen. Oblig. Series 2009 A, 0.08% 2/7/12, LOC PNC Bank NA, VRDN (a)	3,470	3,470
South Fork Muni. Auth. Hosp. Rev. (Conemaugh Health Ctr. Proj.) Series A, 0.07% 2/7/12, LOC PNC Bank NA, VRDN (a)	11,125	11,125
Univ. of Pittsburgh Commonwealth Sys. of Higher Ed.:
Bonds (Univ. Cap. Proj.) Series 2005 B, 0.12% tender 4/5/12, CP mode	13,300	13,300
Participating VRDN Series WF 09 38C, 0.08% 2/7/12 (Liquidity Facility Wells Fargo & Co.) (a)(d)	6,000	6,000
Washington County Hosp. Auth. Rev. (Washington Hosp. Proj.) Series 2007 B, 0.08% 2/7/12, LOC Wells Fargo Bank NA, VRDN (a)	10,000	10,000
West Cornwall Township Muni. Auth. (Lebanon Valley Brethren Home Proj.) Series 2006, 0.07% 2/7/12, LOC PNC Bank NA, VRDN (a)	3,300	3,300
		267,675
Puerto Rico - 0.0%
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2003 C5-2, 0.08% 2/7/12, LOC Barclays Bank PLC NY Branch, VRDN (a)	1,000	1,000
Rhode Island - 0.9%
Narragansett Bay Commission Wastewtr. Sys. Rev.:
Participating VRDN Series Solar 07 16, 0.07% 2/7/12 (Liquidity Facility U.S. Bank NA, Minnesota) (a)(d)	12,345	12,345
Series 2008 A, 0.06% 2/7/12, LOC U.S. Bank NA, Minnesota, VRDN (a)	9,400	9,400
Rhode Island & Providence Plantations Bonds Series 2004 B, 5% 8/1/12	2,000	2,047
Rhode Island Health and Edl. Bldg. Corp. Higher Ed. Facility Rev.:
(Bryant Univ. Proj.) Series 2008, 0.06% 2/7/12, LOC TD Banknorth, NA, VRDN (a)	11,100	11,100
(New England Institute of Technology Proj.) Series 2008, 0.06% 2/7/12, LOC TD Banknorth, NA, VRDN (a)	4,870	4,870
(Rhode Island School of Design Proj.):
Series 2008 A, 0.1% 2/7/12, LOC Bank of America NA, VRDN (a)	17,605	17,605
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Rhode Island - continued
Rhode Island Health and Edl. Bldg. Corp. Higher Ed. Facility Rev.: - continued
(Rhode Island School of Design Proj.):
Series 2008 B, 0.08% 2/7/12, LOC TD Banknorth, NA, VRDN (a)	$ 14,400	$ 14,400
(Roger Williams Univ. Proj.) Series 2008 B, 0.1% 2/7/12, LOC Bank of America NA, VRDN (a)	4,900	4,900
		76,667
South Carolina - 1.4%
Beaufort County School District Bonds Series 2011 D, 3% 3/1/12	7,300	7,316
Charleston County School District Bonds Series 2011 B, 2% 3/1/12	12,700	12,719
Columbia Wtrwks. & Swr. Rev. Participating VRDN Series BC 10 43W, 0.1% 2/7/12 (Liquidity Facility Barclays Bank PLC) (a)(d)	1,875	1,875
Florence County Hosp. Rev. (McLeod Reg'l. Med. Ctr. Proj.) Series 2010 B, 0.07% 2/7/12, LOC Wells Fargo Bank NA, VRDN (a)	2,500	2,500
Greenville County School District Bonds Series 2011, 1.5% 6/1/12	16,900	16,971
Greenwood School District #50 Gen. Oblig. Bonds:
Series 2011 B, 1% 4/2/12	5,960	5,968
Series A, 1.5% 4/2/12	4,650	4,659
Oconee County Poll. Cont. Rev. (Duke Energy Corp. Proj.) Series 1999 A, 0.13% 2/1/12, VRDN (a)	4,500	4,500
South Carolina Assoc. of Governmental Organizations Ctfs. of Prtn. Bonds Series 2011 C, 1% 3/1/12	23,500	23,515
South Carolina Edl. Facilities Auth. for Private Nonprofit Institutions of Higher Learning Edl. Facilities Rev. (Claflin Univ. Proj.) 0.1% 2/7/12, LOC Bank of America NA, VRDN (a)	1,000	1,000
South Carolina Gen. Oblig. Participating VRDN Series ROC II R 692W, 0.07% 2/7/12 (Liquidity Facility Wells Fargo & Co.) (a)(d)	4,115	4,115
South Carolina Jobs-Econ. Dev. Auth. Econ. Dev. Rev. (Bon Secours Health Sys. Proj.) Series 2008 D, 0.08% 2/7/12, LOC Citibank NA, VRDN (a)	4,710	4,710
South Carolina Pub. Svc. Auth. Rev.:
Series 2010 A:
0.14% 3/19/12, CP	5,458	5,458
0.17% 2/8/12, CP	10,986	10,986
Series 2010 B:
0.14% 3/19/12, CP	1,481	1,481
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
South Carolina - continued
South Carolina Pub. Svc. Auth. Rev.: - continued
Series 2010 B:
0.17% 2/8/12, CP	$ 1,157	$ 1,157
York County Poll. Cont. Rev. Bonds (Duke Energy Corp. Proj.) 0.5% tender 2/1/12, CP mode	6,800	6,800
		115,730
Tennessee - 1.2%
Chattanooga Health Ed. & Hsg. Facility Board Rev. (Southern Adventist Univ. Proj.) 0.2% 2/7/12, LOC Bank of America NA, VRDN (a)	7,495	7,495
Clarksville Pub. Bldg. Auth. Rev. (Tennessee Muni. Bond Fund Proj.):
Series 1994, 0.25% 2/7/12, LOC Bank of America NA, VRDN (a)	2,100	2,100
Series 2003, 0.1% 2/1/12, LOC Bank of America NA, VRDN (a)	6,525	6,525
Series 2008, 0.1% 2/1/12, LOC Bank of America NA, VRDN (a)	2,600	2,600
Indl. Dev. Board of Blount County and Cities of Alcoa and Maryville (Maryville Civic Arts Ctr. Proj.) Series 2009 B, 0.07% 2/7/12, LOC Branch Banking & Trust Co., VRDN (a)	4,085	4,085
Jackson Energy Auth. Wastewtr. Sys. Rev. Series 2009, 0.1% 2/7/12, LOC Bank of America NA, VRDN (a)	9,000	9,000
Knox County Health Edl. & Hsg. Facilities Board Hosp. Facilities Rev.:
Series 2011 A, 0.09% 2/7/12, LOC Bank of America NA, VRDN (a)	4,975	4,975
Series 2011 B, 0.09% 2/7/12, LOC Bank of America NA, VRDN (a)	8,500	8,500
Metropolitan Govt. Nashville & Davidson County Indl. Dev. Board Rev. (Nashville Symphony Hall Proj.) Series 2004, 0.1% 2/7/12, LOC Bank of America NA, VRDN (a)	22,100	22,100
Montgomery County Pub. Bldg. Auth. Pooled Fing. Rev. (Tennessee County Ln. Pool Prog.):
Series 1999, 0.2% 2/7/12, LOC Bank of America NA, VRDN (a)	4,300	4,300
Series 2006, 0.1% 2/1/12, LOC Bank of America NA, VRDN (a)	1,500	1,500
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Tennessee - continued
Nashville and Davidson County Metropolitan Govt. Gen. Oblig. Participating VRDN Series Putters 2631, 0.08% 2/7/12 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	$ 20,000	$ 20,000
Shelby County Health Edl. & Hsg. Facilities Board Rev. (Trezevant Manor Proj.) Series A, 0.1% 2/7/12, LOC Bank of America NA, VRDN (a)	7,175	7,175
		100,355
Texas - 8.6%
Austin Elec. Util. Sys. Rev. Series A, 0.1% 2/9/12, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	10,900	10,900
Austin Wtr. & Wastewtr. Sys. Rev. Series 2008, 0.04% 2/7/12, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., LOC Sumitomo Mitsui Banking Corp., VRDN (a)	12,400	12,400
Birdville Independent School District Participating VRDN Series MT 720, 0.14% 2/7/12 (Liquidity Facility Bank of America NA) (a)(d)	3,895	3,895
Board of Regents of The Texas A&M Univ. Sys. Permanent Univ. Fund Participating VRDN Series WF 10 53C, 0.08% 2/7/12 (Liquidity Facility Wells Fargo Bank NA) (a)(d)	5,555	5,555
Brownsville Util. Sys. Rev. Series A, 0.14% 3/19/12, LOC State Street Bank & Trust Co., Boston, CP	7,500	7,500
Comal Independent School District Participating VRDN Series ROC II R 11907, 0.08% 2/7/12 (Liquidity Facility Citibank NA) (a)(d)	2,825	2,825
Dallas Area Rapid Transit Sales Tax Rev. Participating VRDN Series ROC II R 12317, 0.08% 2/7/12 (Liquidity Facility Citibank NA) (a)(d)	4,000	4,000
Dallas Independent School District Bonds Series 2005, 5.25% 8/15/12 (Permanent School Fund of Texas Guaranteed)	2,185	2,243
Dallas Wtr. & Swr. Sys. Rev.:
Participating VRDN Series Solar 06 60, 0.07% 2/7/12 (Liquidity Facility U.S. Bank NA, Minnesota) (a)(d)	11,400	11,400
Series C, 0.1% 3/16/12, CP	4,450	4,450
Dallas Wtrwks. & Swr. Sys. Rev. Bonds Series 2010, 3% 10/1/12	4,435	4,516
Fort Bend Independent School District Participating VRDN Series WF 09 49C, 0.08% 2/7/12 (Liquidity Facility Wells Fargo & Co.) (a)(d)	4,925	4,925
Friendswood Independent School District Participating VRDN Series BA 08 3036X, 0.18% 2/7/12 (Liquidity Facility Bank of America NA) (a)(d)	8,635	8,635
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Frisco Independent School District Bonds Series WF 11 1C, 0.2%, tender 7/25/12 (Liquidity Facility Wells Fargo Bank NA) (a)(d)(e)	$ 6,895	$ 6,895
Harris County Cultural Ed. Facilities Fin. Corp. Rev.:
(Memorial Hermann Healthcare Sys. Proj.) Series 2008 D1, 0.07% 2/7/12, LOC JPMorgan Chase Bank, VRDN (a)	6,500	6,500
(YMCA of the Greater Houston Area Proj.) Series 2008 C, 0.08% 2/1/12, LOC Bank of America NA, VRDN (a)	10,100	10,100
Harris County Flood Cont. District Participating VRDN Series ROC II R 10396, 0.07% 2/1/12 (Liquidity Facility Citibank NA) (a)(d)	16,000	16,000
Harris County Gen. Oblig.:
Bonds Series 2011 A, 2%, tender 8/15/12 (a)	9,100	9,184
Participating VRDN Series RBC E 18, 0.08% 2/7/12 (Liquidity Facility Royal Bank of Canada) (a)(d)	11,000	11,000
Series A1, 0.14% 3/19/12 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	7,535	7,535
TAN Series 2011:
1.5% 2/29/12	10,600	10,611
2.5% 2/29/12	23,000	23,041
Harris County Metropolitan Trans. Auth.:
Series A1:
0.16% 2/8/12 (Liquidity Facility JPMorgan Chase Bank), CP	28,150	28,150
0.22% 2/16/12 (Liquidity Facility JPMorgan Chase Bank), CP	11,750	11,750
Series A3, 0.13% 5/24/12 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	9,000	9,000
Harris County Tex Indl. Dev. Corp. (HFOTCO LLC Proj.) Series 2010, 0.1% 2/7/12, LOC Bank of America NA, VRDN (a)	1,600	1,600
Harris County Tex Metropolitan Tran Auth. Participating VRDN Series WF 11 104 C, 0.08% 2/7/12 (Liquidity Facility Wells Fargo Bank NA) (a)(d)	24,490	24,490
Houston Gen. Oblig.:
Participating VRDN Series BC 11 116B, 0.1% 2/7/12 (Liquidity Facility Barclays Bank PLC) (a)(d)	7,935	7,935
Series A, 0.17% 2/7/12, LOC Union Bank of California, CP	7,600	7,600
Houston Higher Ed. Fin. Corp. Higher Ed. Rev. Participating VRDN Series MS 06 2042, 0.07% 2/7/12 (Liquidity Facility Wells Fargo & Co.) (a)(d)	18,870	18,870
Houston Independent School District Participating VRDN Series MT 732, 0.14% 2/7/12 (Liquidity Facility Bank of America NA) (a)(d)	9,805	9,805
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Houston Util. Sys. Rev.:
Participating VRDN Series ROC II R 12267, 0.08% 2/7/12 (Liquidity Facility Citibank NA) (a)(d)	$ 7,955	$ 7,955
Series 2004 B1, 0.09% 2/7/12, LOC Bank of America NA, VRDN (a)	13,900	13,900
Humble Independent School District Participating VRDN Series MT 733, 0.14% 2/7/12 (Liquidity Facility Bank of America NA) (a)(d)	8,475	8,475
Irving Independent School District Participating VRDN Series PT 3954, 0.08% 2/7/12 (Liquidity Facility Wells Fargo & Co.) (a)(d)	17,840	17,840
Keller Independent School District Participating VRDN Series WF11 55 C, 0.08% 2/7/12 (Liquidity Facility Wells Fargo Bank NA) (a)(d)	5,650	5,650
Lower Colorado River Auth. Transmission Contract Rev. Bonds (LCRA Transmission Corp. Proj.) Series 2011 B, 1.5% 5/15/12	4,395	4,409
Mansfield Independent School District Participating VRDN Series Putters 754, 0.14% 2/7/12 (Liquidity Facility Bank of America NA) (a)(d)	8,495	8,495
North Central Texas Health Facilities Dev. Corp. Bonds Series WF 09 33C, 0.2%, tender 7/25/12 (Liquidity Facility Wells Fargo & Co.) (a)(d)(e)	7,270	7,270
North Texas Tollway Auth. Rev. Participating VRDN:
Series ROC II R 11947, 0.08% 2/7/12 (Liquidity Facility Citibank NA) (a)(d)	7,200	7,200
Series ROC II R 14006, 0.08% 2/7/12 (Liquidity Facility Citibank NA) (a)(d)	4,940	4,940
Plano Gen. Oblig. Participating VRDN Series MS 06 1862, 0.07% 2/7/12 (Liquidity Facility Wells Fargo & Co.) (a)(d)	5,830	5,830
Puttable Fltg Opt Exmt Rcpt Participating VRDN Series MT 788, 0.14% 2/7/12 (Liquidity Facility Bank of America NA) (a)(d)	10,515	10,515
RBC Muni. Products, Inc. Trust Participating VRDN Series RBC E 27, 0.08% 2/7/12 (Liquidity Facility Royal Bank of Canada) (a)(d)	13,000	13,000
Red River Ed. Fin. Corp. Ed. Rev. (Texas Christian Univ. Proj.):
Series 2000, 0.06% 2/7/12, VRDN (a)	28,600	28,600
0.06% 2/7/12, VRDN (a)	1,500	1,500
San Antonio Elec. & Gas Sys. Rev.:
Bonds Series 2002, 5.25% 2/1/12	4,000	4,000
Participating VRDN Series BBT 08 26, 0.07% 2/7/12 (Liquidity Facility Branch Banking & Trust Co.) (a)(d)	5,315	5,315
Series A, 0.12% 2/17/12, CP	17,500	17,500
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
San Antonio Hotel Occupancy Tax Rev. Series 2008, 0.07% 2/7/12, LOC Wells Fargo Bank NA, VRDN (a)	$ 12,455	$ 12,455
San Antonio Wtr. Sys. Rev.:
Participating VRDN Series EGL 06 5, 0.08% 2/7/12 (Liquidity Facility Citibank NA) (a)(d)	3,000	3,000
Series 2001 A:
0.09% 2/15/12, CP	10,000	10,000
0.1% 2/16/12, CP	14,480	14,480
0.22% 2/1/12, CP	9,287	9,287
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. (Baylor Health Care Sys. Proj.):
Series 2011 C, 0.06% 2/7/12, LOC Northern Trust Co., VRDN (a)	1,000	1,000
Series 2011 E, 0.07% 2/7/12, LOC Wells Fargo Bank NA, VRDN (a)	10,600	10,600
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. (Christus Health Proj.):
Series 2008 C1, 0.09% 2/7/12, LOC Bank of America NA, VRDN (a)	2,000	2,000
Series 2008 C2, 0.09% 2/7/12, LOC Bank of America NA, VRDN (a)	5,900	5,900
Tarrant County Health Facilities Dev. Corp. Rev. (Carter Blood Care Proj.) Series 1998, 0.08% 2/7/12, LOC JPMorgan Chase Bank, VRDN (a)	1,000	1,000
Texas Gen. Oblig.:
Bonds Series 2011, 3% 10/1/12	1,600	1,630
Participating VRDN:
Series Putters 3480, 0.08% 2/7/12 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	7,495	7,495
Series ROC II R 11184, 0.07% 2/7/12 (Liquidity Facility Citibank NA) (a)(d)	6,205	6,205
Series 2011 B:
0.2% 2/21/12 (Liquidity Facility Texas Comptroller Pub. Accounts), CP	8,500	8,500
0.2% 2/22/12 (Liquidity Facility Texas Comptroller Pub. Accounts), CP	7,800	7,800
0.21% 3/6/12 (Liquidity Facility Texas Comptroller Pub. Accounts), CP	11,100	11,100
0.21% 3/7/12 (Liquidity Facility Texas Comptroller Pub. Accounts), CP	5,400	5,400
0.21% 3/8/12 (Liquidity Facility Texas Comptroller Pub. Accounts), CP	5,200	5,200
Texas Pub. Fin. Auth. Rev. Bonds Series 2010 A, 5% 7/1/12	5,000	5,098
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Texas Southmost College District Participating VRDN Series Solar 06 61, 0.07% 2/7/12 (Liquidity Facility U.S. Bank NA, Minnesota) (a)(d)	$ 10,615	$ 10,615
Texas Trans. Commission State Hwy. Fund Rev. Participating VRDN Series MT 780, 0.18% 2/7/12 (Liquidity Facility Bank of America NA) (a)(d)	5,050	5,050
Texas Wtr. Dev. Board Rev. Participating VRDN Series BA 08 1128, 0.14% 2/7/12 (Liquidity Facility Bank of America NA) (a)(d)	10,000	10,000
Univ. of Texas Board of Regents Sys. Rev.:
Bonds Series 2010 A, 4% 8/15/12	1,950	1,989
Participating VRDN Series Putters 1646, 0.08% 2/7/12 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	5,350	5,350
Series 2002 A:
0.05% 2/9/12 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	20,108	20,108
0.08% 3/29/12 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	20,096	20,096
Univ. of Texas Permanent Univ. Fund Rev. Participating VRDN Series BBT 08 59, 0.07% 2/7/12 (Liquidity Facility Branch Banking & Trust Co.) (a)(d)	6,000	6,000
Victoria Independent School District Bonds Series WF 08 26C, 0.2%, tender 7/25/12 (Liquidity Facility Wells Fargo & Co.) (a)(d)(e)	12,335	12,335
		695,397
Utah - 1.1%
Carbon County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.06% 2/7/12, LOC Wells Fargo Bank NA, VRDN (a)	1,800	1,800
Emery County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.07% 2/7/12, LOC Wells Fargo Bank NA, VRDN (a)	7,940	7,940
Intermountain Pwr. Agcy. Pwr. Supply Rev.:
Series 1997 B:
0.09% 3/16/12 (Liquidity Facility Bank of Nova Scotia), CP	6,800	6,800
0.09% 3/16/12 (Liquidity Facility JPMorgan Chase Bank), CP	40,700	40,700
Series 1997 B2, 0.18% 2/6/12 (Liquidity Facility Bank of Nova Scotia), CP	5,160	5,160
Series 1998 B4, 0.17% 2/8/12 (Liquidity Facility JPMorgan Chase Bank), CP	2,940	2,940
Utah Gen. Oblig. Bonds Series 2002 B, 5.375% 7/1/12	7,200	7,354
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Utah - continued
Utah State Board of Regents Rev. Participating VRDN Series Solar 06 140, 0.07% 2/7/12 (Liquidity Facility U.S. Bank NA, Minnesota) (a)(d)	$ 9,900	$ 9,900
Utah Transit Auth. Sales Tax Rev. Participating VRDN Series BBT 08 27, 0.07% 2/7/12 (Liquidity Facility Branch Banking & Trust Co.) (a)(d)	5,640	5,640
		88,234
Virginia - 2.8%
Albemarle County Econ. Dev. Auth. Hosp. Rev. (Martha Jefferson Hosp. Proj.) Series 2008 B, 0.05% 2/7/12, LOC Wells Fargo Bank NA, VRDN (a)	16,150	16,150
Albemarle County Indl. Dev. Auth. 0.07% 2/7/12, LOC Wells Fargo Bank NA, VRDN (a)	5,800	5,800
Fairfax County Econ. Dev. Auth. Student Hsg. Rev. (George Mason Univ. Foundation, Inc., Proj.) 0.11% 2/7/12, LOC Bank of America NA, VRDN (a)	4,520	4,520
Fairfax County Gen. Oblig. Bonds Series 2004 B, 5% 10/1/12	1,000	1,032
Fairfax County Indl. Dev. Auth. Bonds Series 2009 A, 4% 5/15/12	1,000	1,011
Fauquier County Indl. Dev. Auth. Rev. (Highland School Proj.) Series 2008, 0.07% 2/7/12, LOC Branch Banking & Trust Co., VRDN (a)	4,050	4,050
Hanover County Econ. Dev. Auth. Rev. (Bon Secours Health Sys. Proj.):
Series 2008 D1, 0.08% 2/7/12, LOC Citibank NA, VRDN (a)	21,900	21,900
Series 2008 D2, 0.06% 2/7/12, LOC U.S. Bank NA, Minnesota, VRDN (a)	37,215	37,215
Lexington Indl. Dev. Auth. Edl. Facilities Rev. Series 2010, 0.05% 2/7/12, VRDN (a)	2,435	2,435
Norfolk Econ. Dev. Auth. Hosp. Facilities Rev. Bonds (Sentara Healthcare Proj.) Series 2010 C, 0.2%, tender 8/28/12 (a)	17,345	17,345
Norfolk Econ. Dev. Auth. Rev. Series 1997, 0.09% 4/5/12, CP	8,700	8,700
Richmond Pub. Util. Rev. Participating VRDN:
Series MT 755, 0.18% 2/7/12 (Liquidity Facility Bank of America NA) (a)(d)	4,985	4,985
Series MT 777, 0.14% 2/7/12 (Liquidity Facility Bank of America NA) (a)(d)	7,485	7,485
Series ROC II R 10410, 0.09% 2/7/12 (Liquidity Facility Citibank NA) (a)(d)	2,400	2,400
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Virginia - continued
Univ. of Virginia Gen. Rev.:
Bonds Series A, 0.15% tender 3/5/12, CP mode	$ 11,010	$ 11,010
Participating VRDN:
Series BBT 08 30, 0.07% 2/7/12 (Liquidity Facility Branch Banking & Trust Co.) (a)(d)	7,500	7,500
Series EGL 06 17 Class A, 0.07% 2/7/12 (Liquidity Facility Citibank NA) (a)(d)	14,775	14,775
Series 2003 A, 0.06% 2/7/12, CP	5,000	5,000
Virginia College Bldg. Auth. Edl. Facilities Rev. Bonds Series 2011 A, 3% 9/1/12	3,375	3,429
Virginia Commonwealth Trans. Board Rev.:
Bonds (Trans. Cap. Projects) Series 2010 A1, 5% 5/15/12	3,550	3,598
Participating VRDN Series WF 11 93C, 0.08% 2/7/12 (Liquidity Facility Wells Fargo Bank NA) (a)(d)	8,710	8,710
Virginia Pub. Bldg. Auth. Pub. Facilities Rev. Bonds Series 2010 B1, 4% 8/1/12	3,825	3,897
Virginia Resources Auth. Clean Wtr. Rev. Participating VRDN:
Series BBT 08 48, 0.07% 2/7/12 (Liquidity Facility Branch Banking & Trust Co.) (a)(d)	3,925	3,925
Series MS 06 1860, 0.07% 2/7/12 (Liquidity Facility Wells Fargo & Co.) (a)(d)	2,360	2,360
Series Putters 3036, 0.08% 2/7/12 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	3,365	3,365
Series ROC II R 11923, 0.07% 2/7/12 (Liquidity Facility Citibank NA) (a)(d)	5,965	5,965
Virginia Small Bus. Fing. (Children's Hosp. of The King's Daughters, Inc. Proj.) Series 2006, 0.11% 2/7/12, LOC Bank of America NA, VRDN (a)	5,900	5,900
Virginia Small Bus. Fing. Auth. Health Care Facilities Rev.:
Participating VRDN:
Series BC 10 17W, 0.1% 2/7/12 (Liquidity Facility Barclays Bank PLC) (a)(d)	5,000	5,000
Series Putters 3791Z, 0.08% 2/7/12 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	3,350	3,350
Series 2010, 0.06% 2/7/12, LOC JPMorgan Chase Bank, VRDN (a)	8,000	8,000
		230,812
Washington - 3.4%
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev.:
Bonds Series WF 11 38, 0.2%, tender 7/25/12 (Liquidity Facility Wells Fargo Bank NA) (a)(d)(e)	9,950	9,950
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev.: - continued
Participating VRDN Series Putters 2866, 0.08% 2/7/12 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	$ 8,285	$ 8,285
Eclipse Fdg. Trust Cus. Rpt. Various States Participating VRDN Series Solar 07 106, 0.07% 2/7/12 (Liquidity Facility U.S. Bank NA, Minnesota) (a)(d)	3,350	3,350
Energy Northwest Elec. Rev. Bonds Series 2008 D, 5% 7/1/12	3,505	3,573
King County Swr. Rev. Bonds Series 2010, 4% 1/1/13	3,080	3,187
Pierce County Econ. Dev. Corp. Spl. Rev. (Weyerhaeuser Real Estate Proj.) Series 1997 A, 0.1% 2/7/12, LOC Bank of America NA, VRDN (a)	4,400	4,400
Port of Tacoma Rev. Series 2008 B, 0.06% 2/1/12, LOC Bank of America NA, VRDN (a)	13,400	13,400
Seattle Muni. Lt. & Pwr. Rev. Participating VRDN Series Putters 3859, 0.08% 2/7/12 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	5,000	5,000
Seattle Wtr. Sys. Rev. Participating VRDN Series MS 06 2170, 0.07% 2/7/12 (Liquidity Facility Wells Fargo & Co.) (a)(d)	2,530	2,530
Snohomish County Pub. Hosp. District #2 (Stevens Health Care Proj.) Series 1999, 0.36% 2/7/12, LOC Bank of America NA, VRDN (a)	8,000	8,000
Vancouver Hsg. Auth. Rev. Series 2008, 0.12% 2/7/12, LOC Freddie Mac, VRDN (a)	8,900	8,900
Washington Econ. Dev. Fin. Auth. Econ. Dev. Rev. (Puget Sound Blood Ctr. Proj.) Series 2008 D, 0.07% 2/7/12, LOC Wells Fargo Bank NA, VRDN (a)	6,240	6,240
Washington Gen. Oblig.:
Bonds Series 2011 C, 5% 7/1/12	5,100	5,200
Participating VRDN:
Series BA 08 1121, 0.18% 2/7/12 (Liquidity Facility Bank of America NA) (a)(d)	6,665	6,665
Series Putters 3054, 0.08% 2/7/12 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	1,000	1,000
Series Putters 3856, 0.08% 2/7/12 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	8,500	8,500
Series Putters 3872, 0.08% 2/7/12 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	4,000	4,000
Series WF 11-16C, 0.08% 2/7/12 (Liquidity Facility Wells Fargo Bank NA) (a)(d)	7,315	7,315
Washington Health Care Facilities Auth. (Swedish Health Svcs. Proj.):
Series 2011 B, 0.08% 2/7/12, LOC Citibank NA, VRDN (a)	5,000	5,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Washington Health Care Facilities Auth. (Swedish Health Svcs. Proj.): - continued
Series 2011 C, 0.08% 2/7/12, LOC Citibank NA, VRDN (a)	$ 25,000	$ 25,000
Washington Health Care Facilities Auth. Rev.:
(Children's Hosp. Reg'l. Med. Ctr. Proj.) Series 2008 A, 0.07% 2/7/12, LOC Bank of America NA, VRDN (a)	31,700	31,700
(MultiCare Health Sys. Proj.):
Series 2009 A, 0.06% 2/7/12, LOC Wells Fargo Bank NA, VRDN (a)	9,000	9,000
Series 2009 B, 0.06% 2/7/12, LOC Wells Fargo Bank NA, VRDN (a)	4,750	4,750
(Southwest Washington Med. Ctr. Proj.) Series 2008 B, 0.1% 2/7/12, LOC Bank of America NA, VRDN (a)	6,655	6,655
(Southwest Washington Med. Ctr.) Series 2008 A, 0.08% 2/7/12, LOC Union Bank of California, VRDN (a)	9,200	9,200
(Swedish Health Svcs. Proj.) Series 2009 C, 0.09% 2/7/12, LOC Bank of America NA, VRDN (a)	5,000	5,000
Washington Higher Ed. Facilities Auth. Rev. (Seattle Pacific Univ. Proj.) Series 2008, 0.06% 2/7/12, LOC U.S. Bank NA, Minnesota, VRDN (a)	16,700	16,700
Washington Hsg. Fin. Commission Multi-family Hsg. Rev.:
(Discovery Heights Apt. Proj.) Series 2010, 0.08% 2/7/12, LOC Bank of America NA, VRDN (a)	16,000	16,000
(New Haven Apts. Proj.) Series 2009, 0.07% 2/7/12, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (a)	4,000	4,000
(The Cambridge Apts. Proj.) Series 2009, 0.07% 2/7/12, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (a)	6,600	6,600
(Washington Terrace Sr. Apts. Proj.) Series 2010, 0.07% 2/7/12, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (a)	3,750	3,750
Washington Hsg. Fin. Commission Nonprofit Rev.:
(United Way King County Proj.) 0.25% 2/7/12, LOC Bank of America NA, VRDN (a)	1,500	1,500
(YMCA of Pierce and Kitsap Countries Proj.) Series 2010 B, 0.07% 2/7/12, LOC Wells Fargo Bank NA, VRDN (a)	8,100	8,100
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #2 Rev. Bonds 5.4% 7/1/12 (Bonneville Pwr. Administration Guaranteed)	15,400	15,725
		278,175
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
West Virginia - 0.6%
West Virginia Econ. Dev. Auth. Poll. Cont. Rev. (Ohio Pwr. Co. - Kammer Proj.) Series 2008 B, 0.06% 2/7/12, LOC Bank of Nova Scotia New York Branch, VRDN (a)	$ 3,000	$ 3,000
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev. (Appalachian Pwr. Co. - Amos Proj.):
Series 2009 A, 0.07% 2/7/12, LOC Sumitomo Mitsui Banking Corp., VRDN (a)	10,800	10,800
Series 2009 B, 0.08% 2/7/12, LOC Sumitomo Mitsui Banking Corp., VRDN (a)	3,000	3,000
West Virginia Hosp. Fin. Auth. Hosp. Rev. (West Virginia United Health Sys. Proj.):
Series 2008 D, 0.1% 2/7/12, LOC Bank of America NA, VRDN (a)	4,600	4,600
Series 2009 A, 0.07% 2/7/12, LOC Branch Banking & Trust Co., VRDN (a)	4,700	4,700
Series 2009 B, 0.07% 2/7/12, LOC Branch Banking & Trust Co., VRDN (a)	2,900	2,900
West Virginia Hosp. Fin. Auth. Rev. (Charleston Area Med. Ctr., Inc. Proj.) Series 2008 A, 0.07% 2/7/12, LOC Branch Banking & Trust Co., VRDN (a)	22,800	22,800
		51,800
Wisconsin - 1.8%
Appleton Redev. Auth. Rev. (Fox Cities Performing Arts Ctr. Proj.) Series 2001 B, 0.08% 2/7/12, LOC JPMorgan Chase Bank, VRDN (a)	9,200	9,200
Madison Metropolitan School District Participating VRDN Series Putters 4027, 0.08% 2/1/12 (Liquidity Facility JPMorgan Chase & Co.) (a)(d)	19,750	19,750
Milwaukee Gen. Oblig.:
Bonds Series 2011 N3, 4% 5/15/12	11,300	11,419
Series C2, 0.15% 4/12/12, LOC State Street Bank & Trust Co., Boston, CP	10,000	10,000
Wisconsin Gen. Oblig.:
Bonds:
Series 1, 5% 5/1/12	6,000	6,070
Series 2004 E, 4.25% 5/1/12	1,125	1,136
Participating VRDN:
Series BBT 08 47, 0.07% 2/7/12 (Liquidity Facility Branch Banking & Trust Co.) (a)(d)	6,400	6,400
Series Solar 07 4, 0.07% 2/7/12 (Liquidity Facility U.S. Bank NA, Minnesota) (a)(d)	24,235	24,235
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Wisconsin - continued
Wisconsin Gen. Oblig.: - continued
Series 2005 A, 0.09% 3/16/12 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	$ 2,500	$ 2,500
Series 2006 A:
0.07% 2/15/12 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	2,724	2,724
0.09% 3/16/12 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	3,250	3,250
TAN 2% 6/15/12	20,800	20,935
Wisconsin Health & Edl. Facilities Auth. Rev. Participating VRDN Series MS 3259. 0.14% 2/7/12 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	5,000	5,000
Wisconsin Trans. Rev.:
Series 1997 A, 0.09% 3/16/12 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	10,341	10,341
Series 2006 A:
0.07% 2/15/12 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	2,000	2,000
0.18% 3/7/12 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	9,850	9,850
		144,810
Wyoming - 0.1%
Sweetwater County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.06% 2/7/12, LOC Wells Fargo Bank NA, VRDN (a)	6,250	6,250
Municipal Securities - continued
	Shares	Value (000s)
Other - 5.3%
Fidelity Tax-Free Cash Central Fund, 0.07% (b)(c)	434,034,083	$ 434,032
TOTAL INVESTMENT PORTFOLIO - 101.5% (Cost $8,253,409)		8,253,409
NET OTHER ASSETS (LIABILITIES) - (1.5)%		(119,035)
NET ASSETS - 100%		$ 8,134,374
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
CP	-	COMMERCIAL PAPER
RAN	-	REVENUE ANTICIPATION NOTE
TAN	-	TAX ANTICIPATION NOTE
TRAN	-	TAX AND REVENUE ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(b) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d) Provides evidence of ownership in one or more underlying municipal bonds.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $81,640,000 or 1.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost (000s)
Belmont Redwood Shores CA School District Bonds Series WF 11 105 C, 0.2%, tender 7/25/12 (Liquidity Facility Wells Fargo Bank NA)	9/29/11	$ 10,360
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Bonds Series WF 11 38, 0.2%, tender 7/25/12 (Liquidity Facility Wells Fargo Bank NA)	3/24/11	$ 9,950
Frisco Independent School District Bonds Series WF 11 1C, 0.2%, tender 7/25/12 (Liquidity Facility Wells Fargo Bank NA)	1/25/12	$ 6,895
Mississippi Hosp. Equip. & Facilities Auth. Bonds (Baptist Memorial Health Care Proj.) Series 2004 B2, 0.19%, tender 7/11/12	1/5/12	$ 8,600
Security	Acquisition Date	Cost (000s)
North Central Texas Health Facilities Dev. Corp. Bonds Series WF 09 33C, 0.2%, tender 7/25/12 (Liquidity Facility Wells Fargo & Co.)	8/18/11	$ 7,270
Palm Beach County Solid Waste Auth. Rev. Bonds Series WF 11 118, 0.2%, tender 7/25/12 (Liquidity Facility Wells Fargo Bank NA)	10/27/11 - 12/2/11	$ 26,230
Victoria Independent School District Bonds Series WF 08 26C, 0.2%, tender 7/25/12 (Liquidity Facility Wells Fargo & Co.)	8/18/11	$ 12,335
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Tax-Free Cash Central Fund	$ 171
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At January 31, 2012, the cost of investment securities for income tax purposes was $8,253,409,000.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Tax-Free
Money Market Fund

January 31, 2012

Fidelity Tax-Free Money Market Fund is a
class of Fidelity® Cash Management Funds:
Tax-Exempt Fund

1.813260.107

FTF-QTLY-0312

Investments January 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 101.5%
	Principal Amount (000s)	Value (000s)
Alabama - 0.5%
Birmingham Spl. Care Facilities Auth. Rev. (Methodist Home for the Aging Proj.) Series 2010, 0.07% 2/7/12, LOC Branch Banking & Trust Co., VRDN (a)	$ 5,450	$ 5,450
Columbia Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Proj.) Series 1995 C, 0.1% 2/1/12, VRDN (a)	2,000	2,000
Daphne-Villa Mercy Spl. Care Facilities Fing. Auth. Rev. (Mercy Med. Proj.) Series 1997, 0.09% 2/7/12, LOC Bank of America NA, VRDN (a)	14,100	14,100
Mobile Indl. Dev. Board Dock & Wharf Rev. (Holnam, Inc. Proj.) Series 1999 B, 0.08% 2/7/12, LOC Wells Fargo Bank NA, VRDN (a)	5,800	5,800
Mobile Indl. Dev. Board Exempt Facilities Rev. Series 1997, 0.07% 2/7/12 (Kimberly-Clark Corp. Guaranteed), VRDN (a)	4,000	4,000
Mobile Indl. Dev. Board Solid Waste Disp. Rev. (Alabama Pwr. Co. Barry Plant Proj.) Second Series 2009, 0.1% 2/2/12, VRDN (a)	1,700	1,700
Pell City Spl. Care Facilities Rev. (Noland Health Svcs., Inc. Proj.) Series 2009 A, 0.08% 2/7/12, LOC U.S. Bank NA, Minnesota, VRDN (a)	5,100	5,100
		38,150
Alaska - 2.0%
Alaska Indl. Dev. & Export Auth. Rev. (Greater Fairbanks Cmnty. Hosp. Foundation Proj.) Series 2009 A, 0.08% 2/7/12, LOC Union Bank of California, VRDN (a)	32,725	32,725
Anchorage Gen. Oblig. Bonds Series D, 5% 12/1/12	3,590	3,728
Anchorage Wastewtr. Rev. Participating VRDN Series Solar 07 97, 0.07% 2/7/12 (Liquidity Facility U.S. Bank NA, Minnesota) (a)(d)	24,680	24,680
Denver City & County Wtr. Participating VRDN Series Solar 06 33, 0.07% 2/7/12 (Liquidity Facility U.S. Bank NA, Minnesota) (a)(d)	12,105	12,105
North Slope Borough Gen. Oblig. Bonds Series 2011 B, 2% 6/30/12	4,550	4,581
Valdez Marine Term. Rev.:
(ConocoPhillips Proj.) Series 1994 A, 0.04% 2/7/12 (ConocoPhillips Guaranteed), VRDN (a)	69,080	69,080
(Phillips Trans. Alaska, Inc. Proj.):
Series 1994 B, 0.1% 2/7/12 (ConocoPhillips Guaranteed), VRDN (a)	13,105	13,105
Series 1994 C, 0.13% 2/7/12 (ConocoPhillips Guaranteed), VRDN (a)	4,500	4,500
		164,504
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Arizona - 2.2%
Arizona Health Facilities Auth. Rev.:
(Banner Health Sys. Proj.) Series 2008 F, 0.08% 2/7/12, LOC JPMorgan Chase Bank, VRDN (a)	$ 4,160	$ 4,160
(Catholic Healthcare West Proj.):
Series 2005 B, 0.07% 2/7/12, LOC JPMorgan Chase Bank, VRDN (a)	8,480	8,480
Series 2008 A, 0.06% 2/7/12, LOC JPMorgan Chase Bank, VRDN (a)	1,000	1,000
Series 2008 B, 0.09% 2/7/12, LOC Bank of America NA, VRDN (a)	1,000	1,000
Series 2009 F, 0.08% 2/7/12, LOC Citibank NA, VRDN (a)	31,100	31,100
Arizona School Facilities Board Rev. Participating VRDN Series BC 11 102W, 0.1% 2/7/12 (Liquidity Facility Barclays Bank PLC) (a)(d)	6,500	6,500
Arizona Trans. Board Excise Tax Rev. Participating VRDN Series MT 726, 0.14% 2/7/12 (Liquidity Facility Bank of America NA) (a)(d)	5,010	5,010
Arizona Trans. Board Hwy. Rev. Bonds Series 2002 B, 5.25% 7/1/12 (Pre-Refunded to 7/1/12 @ 100)	1,185	1,210
Glendale Indl. Dev. Auth. (Midwestern Univ. Proj.) Series 2008, 0.08% 2/7/12, LOC JPMorgan Chase Bank, VRDN (a)	6,400	6,400
Maricopa County Indl. Dev. Auth. Rev. (Valley of the Sun YMCA Proj.) Series 2008, 0.07% 2/7/12, LOC U.S. Bank NA, Minnesota, VRDN (a)	5,900	5,900
Phoenix Indl. Dev. Auth. Multi-family Hsg. Rev. (Paradise Lakes Apt. Proj.) Series 2007 A, 0.06% 2/7/12, LOC Wells Fargo Bank NA, VRDN (a)	13,000	13,000
Pima County Indl. Dev. Auth. Indl. Rev. (Tucson Elec. Pwr. Co. Proj.) Series 1982 A, 0.08% 2/7/12, LOC Wells Fargo Bank NA, VRDN (a)	8,100	8,100
Pima County Indl. Dev. Auth. Rev. (Broadway Proper Congregate Proj.) Series 2000 A, 0.08% 2/7/12, LOC Fed. Home Ln. Bank, San Francisco, VRDN (a)	4,200	4,200
PIMA County Reg'l. Trans. Auth. Excise Tax Rev. Bonds Series 2011, 1.5% 6/1/12	3,485	3,498
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev.:
Participating VRDN:
Series BC 10 21W, 0.1% 2/7/12 (Liquidity Facility Barclays Bank PLC) (a)(d)	5,000	5,000
Series EGL 06 0141, 0.08% 2/7/12 (Liquidity Facility Citibank NA) (a)(d)	16,500	16,500
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev.: - continued
Participating VRDN:
Series EGL 06 14 Class A, 0.08% 2/7/12 (Liquidity Facility Citibank NA) (a)(d)	$ 11,200	$ 11,200
Series EGL 07 0012, 0.08% 2/7/12 (Liquidity Facility Citibank NA) (a)(d)	13,850	13,850
Series Putters 3242, 0.08% 2/7/12 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	2,540	2,540
Series Putters 3708Z, 0.08% 2/7/12 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	8,695	8,695
Series WF 09 40C, 0.08% 2/7/12 (Liquidity Facility Wells Fargo & Co.) (a)(d)	3,345	3,345
Series C, 0.07% 2/16/12, CP	2,100	2,100
Tempe Transit Excise Tax Rev. Series 2006, 0.08% 2/7/12 (Liquidity Facility Royal Bank of Canada), VRDN (a)	5,620	5,620
Yuma Indl. Dev. Auth. Hosp. Rev. (Yuma Reg'l. Med. Ctr. Proj.) Series 2008, 0.07% 2/7/12, LOC JPMorgan Chase Bank, VRDN (a)	10,300	10,300
		178,708
California - 4.8%
ABAG Fin. Auth. for Nonprofit Corps. Rev.:
(Schools of the Sacred Heart - San Francisco Proj.) Series 2008 B, 0.12% 2/7/12, LOC Bank of America NA, VRDN (a)	2,100	2,100
(Sharp HealthCare Proj.):
Series 2009 C, 0.07% 2/7/12, LOC Citibank NA, VRDN (a)	5,300	5,300
Series 2009 D, 0.07% 2/7/12, LOC Citibank NA, VRDN (a)	27,080	27,080
Belmont Redwood Shores CA School District Bonds Series WF 11 105 C, 0.2%, tender 7/25/12 (Liquidity Facility Wells Fargo Bank NA) (a)(d)(e)	10,360	10,360
California Econ. Recovery Bonds Series 2004 A, 5.25% 7/1/12	30,985	31,635
California Gen. Oblig.:
Series 2004 A7, 0.06% 2/7/12, LOC Citibank NA, LOC California Teachers Retirement Sys., VRDN (a)	6,040	6,040
Series 2004 B5, 0.07% 2/7/12, LOC Citibank NA, VRDN (a)	28,300	28,300
Series 2005 A2-1, 0.03% 2/7/12, LOC Barclays Bank PLC, VRDN (a)	10,900	10,900
Series B6, 0.07% 2/7/12, LOC Citibank NA, VRDN (a)	9,200	9,200
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.) Series 2005 I, 0.09% 2/7/12, LOC Bank of America NA, VRDN (a)	$ 800	$ 800
(Children's Hosp. of Orange County Proj.):
Series 2009 C, 0.06% 2/7/12, LOC U.S. Bank NA, Minnesota, VRDN (a)	2,000	2,000
Series 2009 D, 0.06% 2/7/12, LOC U.S. Bank NA, Minnesota, VRDN (a)	11,200	11,200
(Scripps Health Proj.) Series 2008 C, 0.07% 2/7/12, LOC Union Bank of California, VRDN (a)	6,675	6,675
(St. Joseph Health Sys. Proj.) Series 2011 A, 0.07% 2/7/12, LOC Union Bank of California, VRDN (a)	2,300	2,300
California Statewide Cmntys. Dev. Auth. Gas Supply Rev. Series 2010, 0.07% 2/7/12 (Liquidity Facility Royal Bank of Canada), VRDN (a)	11,200	11,200
Chula Vista Ind. Dev. Rev. (San Diego Gas & Elec. Co. Proj.) Series 2006 A, 0.04% 2/7/12, VRDN (a)	10,000	10,000
Fremont Gen. Oblig. Ctfs. of Prtn. (2008 Fing. Proj.) 0.05% 2/7/12, LOC U.S. Bank NA, Minnesota, VRDN (a)	2,900	2,900
Los Angeles Dept. of Wtr. & Pwr. Rev. Participating VRDN Series Putters 3332, 0.08% 2/7/12 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	6,660	6,660
Los Angeles Gen. Oblig. Participating VRDN:
Series Putters 3930, 0.08% 2/1/12 (Liquidity Facility JPMorgan Chase & Co.) (a)(d)	6,700	6,700
Series Putters 3931, 0.08% 2/1/12 (Liquidity Facility JPMorgan Chase & Co.) (a)(d)	13,935	13,935
Los Angeles Wastewtr. Sys. Rev. Series 2008 C, 0.06% 2/7/12, LOC JPMorgan Chase Bank, VRDN (a)	10,760	10,760
Morgan Hill Redev. Agcy. Tax (Ojo de Agua Redev. Proj.) Series 2008 A, 0.04% 2/7/12, LOC Bank of Nova Scotia New York Branch, VRDN (a)	7,935	7,935
Otay Wtr. District Ctfs. of Prtn. (1996 Cap. Projects) 0.06% 2/7/12, LOC Union Bank of California, VRDN (a)	6,420	6,420
Riverside County Asset Leasing Corp. Leasehold Rev. (Southwest Justice Ctr. Proj.) Series 2008 A, 0.07% 2/7/12, LOC Union Bank of California, VRDN (a)	40,695	40,695
Riverside County Ctfs. of Prtn. (Woodcrest Library Proj.) 0.07% 2/7/12, LOC Bank of America NA, VRDN (a)	8,415	8,415
Sacramento Muni. Util. District Elec. Rev. Series 2011 L1, 0.08% 2/17/12, LOC Barclays Bank PLC NY Branch, CP	15,000	15,000
San Diego County Wtr. Auth. Wtr. Rev. Participating VRDN Series Putters 2903Z, 0.08% 2/7/12 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	6,850	6,850
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Francisco Bay Area Rapid Transit Fing. Auth. Participating VRDN Series ROC II R 12318, 0.07% 2/7/12 (Liquidity Facility Citibank NA) (a)(d)	$ 2,000	$ 2,000
San Jose Multi-family Hsg. Rev. (Las Ventanas Apts. Proj.) Series 2008 B, 0.09% 2/7/12, LOC Freddie Mac, VRDN (a)	8,400	8,400
Santa Clara County Multi-family Rev. (Garden Grove Apts. Proj.) 0.06% 2/7/12, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (a)	2,200	2,200
Santa Clara Elec. Rev. Series 2008 B. 0.08% 2/7/12, LOC Bank of America NA, VRDN (a)	24,860	24,860
Sonoma County Gen. Oblig. Participating VRDN Series Putters 4000, 0.08% 2/1/12 (Liquidity Facility JPMorgan Chase & Co.) (a)(d)	15,000	15,000
Stockton Pub. Fing. Auth. Wtr. Rev. (Delta Wtr. Supply Proj.) Series 2010 A, 0.07% 2/7/12, LOC Union Bank of California, VRDN (a)	19,300	19,300
Torrance Gen. Oblig. Rev. (Torrance Memorial Med. Ctr. Proj.) Series 2010 B, 0.07% 2/7/12, LOC Citibank NA, VRDN (a)	3,000	3,000
Univ. of California Revs. Participating VRDN Series RBC O 13, 0.05% 2/7/12 (Liquidity Facility Royal Bank of Canada) (a)(d)	6,460	6,460
Whittier Gen. Oblig. (Whittier College Proj.) Series 2008, 0.05% 2/7/12, LOC U.S. Bank NA, Minnesota, VRDN (a)	9,200	9,200
		391,780
Colorado - 2.4%
Aurora Hosp. Rev. (Children's Hosp. Assoc. Proj.) Series 2008 C, 0.06% 2/7/12, LOC Wells Fargo Bank NA, VRDN (a)	12,800	12,800
Colorado Ed. Ln. Prog. TRAN Series 2012 A, 2% 6/29/12	4,400	4,433
Colorado Edl. & Cultural Facilities Auth. Rev. (Clyfford Still Museum Proj.) Series 2008, 0.07% 2/7/12, LOC Wells Fargo Bank NA, VRDN (a)	6,600	6,600
Colorado Health Facilities Auth. Rev.:
(Boulder Cmnty. Hosp. Proj.) Series 2000, 0.07% 2/7/12, LOC JPMorgan Chase Bank, VRDN (a)	30,230	30,230
Participating VRDN:
Series BA 08 1090, 0.14% 2/7/12 (Liquidity Facility Bank of America NA) (a)(d)	4,675	4,675
Series Putters 2999, 0.1% 2/7/12 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	6,250	6,250
Colorado Hsg. & Fin. Auth. Series 2002 B3, 0.06% 2/7/12 (Liquidity Facility Fannie Mae Guaranteed Mtg. pass-thru certificates) (Liquidity Facility Freddie Mac), VRDN (a)	2,300	2,300
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Colorado - continued
Colorado Reg'l. Trans. District Sales Tax Rev. Participating VRDN:
Series EGL 07 0036, 0.08% 2/7/12 (Liquidity Facility Citibank NA) (a)(d)	$ 12,500	$ 12,500
Series EGL 07 0039, 0.08% 2/7/12 (Liquidity Facility Citibank NA) (a)(d)	17,575	17,575
Series EGL 07 0040, 0.08% 2/7/12 (Liquidity Facility Citibank NA) (a)(d)	9,800	9,800
Series MT 741, 0.14% 2/7/12 (Liquidity Facility Bank of America NA) (a)(d)	13,205	13,205
Denver City & County Wastewtr. Dept. of Pub. Works Bonds Series 2012, 2% 11/1/12	1,870	1,895
Denver Urban Renewal Auth. Tax Increment Rev. Series 2008 A1, 0.08% 2/7/12, LOC U.S. Bank NA, Minnesota, VRDN (a)	6,500	6,500
Jefferson County School District #R1 TAN Series 2011A, 1.5% 6/29/12	14,750	14,825
Moffat County Poll. Cont. Rev.:
(PacifiCorp Proj.) Series 1994, 0.06% 2/7/12, LOC Wells Fargo Bank NA, VRDN (a)	9,400	9,400
(Tri-State Generation and Transmission Assoc., Inc. Proj.) Series 2009, 0.07% 2/7/12, LOC Bank of America NA, VRDN (a)	12,350	12,350
Univ. of Colorado Hosp. Auth. Rev.:
Series 2004 A, 0.07% 2/7/12, LOC JPMorgan Chase Bank, VRDN (a)	9,400	9,400
Series 2008 A, 0.06% 2/7/12, LOC JPMorgan Chase Bank, VRDN (a)	14,740	14,740
Series 2008 B, 0.06% 2/7/12, LOC JPMorgan Chase Bank, VRDN (a)	8,360	8,360
		197,838
Connecticut - 0.5%
Connecticut Dev. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1999:
0.32% tender 2/7/12, CP mode	1,000	1,000
0.4% tender 2/21/12, CP mode	9,235	9,235
Connecticut Gen. Oblig. Bonds Series 2010 C, 5% 12/1/12	2,765	2,876
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Connecticut - continued
Connecticut Health & Edl. Facilities Auth. Rev. Participating VRDN:
Series EGL 7 05 3031, 0.08% 2/7/12 (Liquidity Facility Citibank NA) (a)(d)	$ 22,900	$ 22,900
Series Putters 3363, 0.08% 2/7/12 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	4,800	4,800
		40,811
Delaware - 0.1%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1993 C, 0.36% 2/7/12, VRDN (a)	3,500	3,500
Series 1999 A, 0.36% 2/7/12, VRDN (a)	2,800	2,800
		6,300
District Of Columbia - 1.8%
District of Columbia Gen. Oblig.:
Participating VRDN Series Putters 4026, 0.08% 2/1/12 (Liquidity Facility JPMorgan Chase & Co.) (a)(d)	11,700	11,700
Series 2008 C, 0.06% 2/7/12, LOC TD Banknorth, NA, VRDN (a)	7,900	7,900
District of Columbia Hsg. Fin. Agcy. Multi-family Hsg. Rev. (Pentacle Apts. Proj.) Series 2008, 0.07% 2/7/12, LOC Freddie Mac, VRDN (a)	3,635	3,635
District of Columbia Income Tax Rev. Participating VRDN Series WF 11 145C, 0.08% 2/7/12 (Liquidity Facility Wells Fargo Bank NA) (a)(d)	13,610	13,610
District of Columbia Rev.:
(American Society for Microbiology Proj.) Series 1999 A, 0.07% 2/7/12, LOC Wells Fargo Bank NA, VRDN (a)	12,145	12,145
(George Washington Univ. Proj.) Series 1999 C, 0.09% 2/7/12, LOC Bank of America NA, VRDN (a)	17,980	17,980
(The AARP Foundation Proj.) Series 2004, 0.07% 2/7/12, LOC Bank of America NA, VRDN (a)	5,050	5,050
(The Phillips Collection Issue Proj.) Series 2003, 0.31% 2/7/12, LOC Bank of America NA, VRDN (a)	4,905	4,905
(Washington Drama Society, Inc. Proj.) Series 2008, 0.07% 2/7/12, LOC JPMorgan Chase Bank, VRDN (a)	6,025	6,025
Bonds (American Nat'l. Red Cross Proj.) Series 2000, 0.13% tender 3/16/12, LOC JPMorgan Chase Bank, CP mode	13,700	13,700
District of Columbia Univ. Rev.:
(American Univ. Proj.):
Series 2006 A, 0.07% 2/7/12, LOC Bank of America NA, VRDN (a)	29,800	29,800
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
District Of Columbia - continued
District of Columbia Univ. Rev.: - continued
(American Univ. Proj.):
Series 2006 B, 0.07% 2/7/12, LOC Bank of America NA, VRDN (a)	$ 18,500	$ 18,500
(Georgetown Univ. Proj.) Series 2007 B2, 0.05% 2/7/12, LOC JPMorgan Chase Bank, VRDN (a)	2,000	2,000
		146,950
Florida - 7.5%
Brevard County School Board RAN 1.5% 4/20/12	18,000	18,042
Broward County Fin. Auth. Multi-family Hsg. Rev. (Reflections Apts. Proj.) Series 1999, 0.08% 2/7/12, LOC Freddie Mac, VRDN (a)	5,940	5,940
Collier County Spl. Oblig. Rev. Bonds Series 2011, 2.5% 10/1/12	6,120	6,211
Davie Gen. Oblig. Rev. (United Jewish Cmnty. Proj.) 0.1% 2/7/12, LOC Bank of America NA, VRDN (a)	1,890	1,890
Florida Board of Ed. Pub. Ed. Cap. Outlay Participating VRDN:
Series BBT 08 16, 0.07% 2/7/12 (Liquidity Facility Branch Banking & Trust Co.) (a)(d)	10,740	10,740
Series EGL 07 0049, 0.07% 2/7/12 (Liquidity Facility Citibank NA) (a)(d)	29,585	29,585
Series EGL 7050054 Class A, 0.07% 2/7/12 (Liquidity Facility Citibank NA) (a)(d)	18,840	18,840
Series MS 3059, 0.14% 2/7/12 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	5,615	5,615
Series Putters 3834 Z, 0.08% 2/7/12 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	9,000	9,000
Florida Dept. of Envir. Protection Rev. Bonds Series 2004 A, 5% 7/1/12	1,745	1,778
Florida Gen. Oblig. Participating VRDN Series PZ 130, 0.11% 2/7/12 (Liquidity Facility Wells Fargo & Co.) (a)(d)	2,860	2,860
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev.:
(Tuscany Pointe Apts. Proj.) Series 2005 D, 0.08% 2/7/12, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (a)	850	850
(Victoria Park Apts. Proj.) Series 2002 J, 0.08% 2/7/12, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (a)	5,850	5,850
Florida Hurricane Catastrophe Fund Fin. Corp. Rev. Bonds Series 2006 A:
5% 7/1/12	5,000	5,097
5% 7/1/12	1,260	1,284
5.25% 7/1/12	1,925	1,963
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Florida Muni. Ln. Council Rev. Participating VRDN Series Solar 06 81, 0.07% 2/7/12 (Liquidity Facility U.S. Bank NA, Minnesota) (a)(d)	$ 9,380	$ 9,380
Fort Myers Util. Sys. Rev. Participating VRDN Series Solar 06 53, 0.07% 2/7/12 (Liquidity Facility U.S. Bank NA, Minnesota) (a)(d)	12,620	12,620
Hillsborough County Cap. Impt. Prog. Rev. Series A, 0.11% 4/5/12, LOC State Street Bank & Trust Co., Boston, CP	9,700	9,700
Jacksonville Elec. Auth. Elec. Sys. Rev. Series C1, 0.1% 3/6/12, CP	43,000	43,000
Jacksonville Health Facilities Auth. Hosp. Rev. (Baptist Med. Ctr. Proj.):
Series 2007 B, 0.06% 2/7/12, LOC Branch Banking & Trust Co., VRDN (a)	4,800	4,800
Series 2007 E, 0.06% 2/7/12, LOC Branch Banking & Trust Co., VRDN (a)	6,200	6,200
Jacksonville Hsg. Fin. Auth. Multi-family Hsg. Rev. (Augustine Apts. Proj.) 0.08% 2/7/12, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (a)	3,300	3,300
Jacksonville Poll. Cont. Rev. Bonds (Florida Pwr. & Lt. Co. Proj.):
Series 1992, 0.14% tender 2/15/12, CP mode	6,200	6,200
Series 1994, 0.14% tender 2/15/12, CP mode	9,560	9,560
Manatee County School District Participating VRDN Series Putters 4034, 0.08% 2/1/12 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	23,700	23,700
Orange County Health Facilities Auth. Rev. (The Nemours Foundation Proj.) Series 2009 B, 0.1% 2/7/12, LOC Bank of America NA, VRDN (a)	30,000	30,000
Orange County Indl. Dev. Auth. Indl. Dev. Rev. (Central Florida YMCA Proj.) Series 2002 A, 0.1% 2/7/12, LOC Bank of America NA, VRDN (a)	9,040	9,040
Orlando & Orange County Expressway Auth. Rev.:
Series 2003 C2, 0.06% 2/7/12, LOC JPMorgan Chase Bank, VRDN (a)	25,300	25,300
Series 2003 C3, 0.07% 2/7/12, LOC Bank of America NA, VRDN (a)	29,800	29,800
Series 2008 B1, 0.07% 2/7/12, LOC Bank of America NA, VRDN (a)	24,525	24,525
Palm Beach County Rev.:
(Hospice of Palm Beach Proj.) Series 2001, 0.09% 2/7/12, LOC Northern Trust Co., VRDN (a)	6,500	6,500
(Morse Oblig. Group Proj.) Series 2003, 0.07% 2/7/12, LOC TD Banknorth, NA, VRDN (a)	40,935	40,935
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Palm Beach County Rev.: - continued
(Planned Parenthood Proj.) Series 2002, 0.09% 2/7/12, LOC Northern Trust Co., VRDN (a)	$ 2,700	$ 2,700
(Raymond F. Kravis Ctr. Proj.) Series 2002, 0.07% 2/7/12, LOC Northern Trust Co., VRDN (a)	13,190	13,190
Palm Beach County Solid Waste Auth. Rev. Bonds:
Series 2011, 2% 10/1/12	8,650	8,748
Series WF 11 118, 0.2%, tender 7/25/12 (Liquidity Facility Wells Fargo Bank NA) (a)(d)(e)	26,230	26,230
Panama City Gen. Oblig. Participating VRDN Series Solar 2006 129, 0.07% 2/7/12 (Liquidity Facility U.S. Bank NA, Minnesota) (a)(d)	8,920	8,920
Pasco County School Board Ctfs. of Prtn. Series 2008 C, 0.09% 2/7/12, LOC Bank of America NA, VRDN (a)	13,900	13,900
Pinellas County Health Facilities Auth. Rev. (BayCare Health Sys. Proj.):
Series 2009 A2, 0.08% 2/7/12, LOC Northern Trust Co., VRDN (a)	15,750	15,750
Series 2009 A3, 0.07% 2/7/12, LOC Wells Fargo Bank NA, VRDN (a)	13,875	13,875
Pinellas County Hsg. Fin. Auth. (Booker Creek Apts. Proj.) Series 2009, 0.08% 2/7/12, LOC Freddie Mac, VRDN (a)	5,150	5,150
Pinellas County School District TAN Series 2011, 1% 6/30/12	12,000	12,038
Saint Petersburg Health Facilities Auth. Rev. (All Children's Hosp. Proj.):
Series 2005 A1, 0.07% 2/7/12, LOC Wells Fargo Bank NA, VRDN (a)	12,100	12,100
Series 2005 A2, 0.07% 2/7/12, LOC Wells Fargo Bank NA, VRDN (a)	6,100	6,100
Series 2005 B1, 0.07% 2/7/12, LOC Wells Fargo Bank NA, VRDN (a)	14,650	14,650
Series 2005 B2, 0.07% 2/7/12, LOC Wells Fargo Bank NA, VRDN (a)	8,625	8,625
South Florida Wtr. Mgmt. District Ctfs. of Prtn. Participating VRDN Series ROC II R 12313, 0.07% 2/1/12 (Liquidity Facility Citibank NA) (a)(d)	10,000	10,000
Sunshine State Govt. Fing. Commission Rev. Series 2011 C, 0.08% 2/7/12, LOC JPMorgan Chase Bank, VRDN (a)	14,250	14,250
USF Fing. Corp. Ctfs. of Prtn. (College of Medicine Health Facilities Lease Prog.) Series 2006 A2, 0.06% 2/7/12, LOC JPMorgan Chase Bank, VRDN (a)	4,500	4,500
		610,831
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Georgia - 3.0%
Burke County Indl. Dev. Auth. Poll. Cont. Rev.:
(Georgia Pwr. Co. Plant Vogtle Proj.) Second Series 1995, 0.11% 2/1/12, VRDN (a)	$ 4,000	$ 4,000
(Oglethorpe Pwr. Corp. Projects) Series 2010 A, 0.07% 2/7/12, LOC Bank of America NA, VRDN (a)	5,000	5,000
Clarke County Indl. Dev. Auth. Hosp. Facilities Rev. Participating VRDN Series Solar 07 31, 0.07% 2/7/12 (Liquidity Facility U.S. Bank NA, Minnesota) (a)(d)	16,600	16,600
Cobb County Dev. Auth. Rev. (Presbyterian Village, Austell, Inc. Obligated Group Proj.) Series 2004 B, 0.07% 2/7/12, LOC Branch Banking & Trust Co., VRDN (a)	6,800	6,800
DeKalb County Hsg. Auth. Multi-family Hsg. Rev. (Timber Trace Apts. Proj.) Series 2003, 0.07% 2/7/12, LOC Freddie Mac, VRDN (a)	18,175	18,175
Fulton County Dev. Auth.:
(Mount Vernon Presbyterian School Proj.) Series 2005, 0.07% 2/7/12, LOC Branch Banking & Trust Co., VRDN (a)	5,300	5,300
(Pace Academy, Inc. Proj.) Series 2008, 0.13% 2/7/12, LOC Bank of America NA, VRDN (a)	15,600	15,600
Participating VRDN Series Solar 07 72, 0.07% 2/7/12 (Liquidity Facility U.S. Bank NA, Minnesota) (a)(d)	11,520	11,520
Fulton County Residential Care Facilities (Lenbrook Proj.) Series 2008 C, 0.12% 2/7/12, LOC Bank of Scotland PLC, VRDN (a)	6,445	6,445
Georgia Gen. Oblig. Participating VRDN:
Series MT 729, 0.14% 2/7/12 (Liquidity Facility Bank of America NA) (a)(d)	7,500	7,500
Series PZ 271, 0.11% 2/7/12 (Liquidity Facility Wells Fargo & Co.) (a)(d)	9,873	9,873
Georgia Muni. Gas Auth. Rev. BAN (Gas Portfolio III Proj.) Series K, 2% 5/23/12	11,250	11,298
Gwinnet County Hosp. Auth. Rev. (Gwinnett Hosp. Sys., Inc. Proj.) Series 2009 A, 0.06% 2/7/12, LOC Fed. Home Ln. Bank Atlanta, VRDN (a)	17,045	17,045
Gwinnett County Wtr. & Swr. Auth. Rev. Participating VRDN Series ROC II R 11910, 0.07% 2/7/12 (Liquidity Facility Citibank NA) (a)(d)	4,270	4,270
Heard County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Wansley Proj.) First Series 1997, 0.11% 2/1/12, VRDN (a)	10,500	10,500
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Series 2010 A, 0.08% 2/7/12 (Liquidity Facility Royal Bank of Canada), VRDN (a)	21,380	21,380
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev. Participating VRDN:
Series Putters 3755, 0.1% 2/7/12 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	$ 2,500	$ 2,500
Series Putters 4016, 0.1% 2/7/12 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	6,500	6,500
Series Solar 08 0001, 0.07% 2/7/12 (Liquidity Facility U.S. Bank NA, Minnesota) (a)(d)	10,225	10,225
Monroe County Dev. Auth. Poll. Cont. Rev. Series 2010 A, 0.07% 2/7/12, LOC Bank of America NA, VRDN (a)	10,000	10,000
Muni. Elec. Auth. of Georgia:
Bonds (Gen. Resolution Projs.) Series 1985 A, 0.1% tender 2/2/12, LOC Barclays Bank PLC, CP mode	7,500	7,500
Series 1985 B, 0.08% 2/7/12, LOC Barclays Bank PLC, VRDN (a)	10,000	10,000
Private Colleges & Univs. Auth. Rev.:
(Mercer Univ. Proj.) Series 2011 A, 0.08% 2/7/12, LOC Branch Banking & Trust Co., VRDN (a)	10,000	10,000
Participating VRDN Series WF 11 32C, 0.08% 2/7/12 (Liquidity Facility Wells Fargo Bank NA) (a)(d)	5,800	5,800
Thomasville Hosp. Auth. Rev. (Archbold Memorial Hosp. Proj.):
Series 2009 A, 0.07% 2/7/12, LOC Branch Banking & Trust Co., VRDN (a)	5,150	5,150
Series 2009 B, 0.07% 2/7/12, LOC Branch Banking & Trust Co., VRDN (a)	3,900	3,900
		242,881
Hawaii - 0.5%
Hawaii Dept. of Budget & Fin. Spl. Purp. Rev. (Queen's Health Sys. Proj.) Series 2009 B, 0.07% 2/7/12, LOC Bank of America NA, VRDN (a)	10,970	10,970
Hawaii Gen. Oblig.:
Bonds Series 2011 EB, 2% 12/1/12	2,290	2,323
Participating VRDN Series MT 4718, 0.14% 2/7/12 (Liquidity Facility Bank of America NA) (a)(d)	5,000	5,000
Hawaii State Hsg. Fin. & Dev. Corp. Rev. (Lokahi Kau Apts. Proj.) Series 2008, 0.06% 2/7/12, LOC Freddie Mac, VRDN (a)	9,235	9,235
Honolulu City & County Gen. Oblig. Bonds Series 2009 C, 3% 4/1/12	1,000	1,005
Honolulu City and County Wastewtr. Sys. Participating VRDN:
Series ROC II R 11989, 0.08% 2/7/12 (Liquidity Facility Citibank NA) (a)(d)	5,550	5,550
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Hawaii - continued
Honolulu City and County Wastewtr. Sys. Participating VRDN: - continued
Series ROC II R 12325, 0.07% 2/1/12 (Liquidity Facility Citibank NA) (a)(d)	$ 3,000	$ 3,000
Series WF 11 119C, 0.08% 2/7/12 (Liquidity Facility Wells Fargo Bank NA) (a)(d)	5,670	5,670
		42,753
Idaho - 1.8%
Idaho Gen. Oblig. TAN Series 2011, 2% 6/29/12	103,000	103,728
Idaho Health Facilities Auth. Rev. (St. Luke's Health Sys. Proj.) Series 2009 A, 0.07% 2/7/12, LOC Wells Fargo Bank NA, VRDN (a)	27,000	27,000
Idaho Hsg. & Fin. Assoc. Single Family Mtg. Series A, 0.07% 2/7/12 (Liquidity Facility Fannie Mae Guaranteed Mtg. pass-thru certificates) (Liquidity Facility Freddie Mac), VRDN (a)	4,200	4,200
Idaho Hsg. & Fin. Assoc. Unemployment Compensation Bonds Series 2011, 2% 8/15/12	9,000	9,082
		144,010
Illinois - 6.1%
Bridgeview Gen. Oblig. Subseries 2008 A1, 0.08% 2/7/12, LOC Northern Trust Co., VRDN (a)	17,500	17,500
Chicago Gen. Oblig. Participating VRDN Series Solar 06 38, 0.07% 2/7/12 (Liquidity Facility U.S. Bank NA, Minnesota) (a)(d)	13,200	13,200
Chicago Metropolitan Wtr. Reclamation District Greater Chicago Participating VRDN:
Series BBT 08 60, 0.07% 2/7/12 (Liquidity Facility Branch Banking & Trust Co.) (a)(d)	4,385	4,385
Series Clipper 07 12, 0.11% 2/7/12 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(d)	10,350	10,350
Series Solar 06 75, 0.07% 2/7/12 (Liquidity Facility U.S. Bank NA, Minnesota) (a)(d)	7,400	7,400
Chicago Park District Gen. Oblig. Participating VRDN Series Putters 3842, 0.08% 2/7/12 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	4,000	4,000
Chicago Wtr. Rev.:
Series 2004 A1, 0.1% 2/7/12, LOC California Pub. Employees Retirement Sys., VRDN (a)	19,575	19,575
Series 2004 A2, 0.1% 2/7/12, LOC California Pub. Employees Retirement Sys., VRDN (a)	34,005	34,005
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago Wtr. Rev.: - continued
Series 2004 A3, 0.06% 2/7/12, LOC State Street Bank & Trust Co., Boston, VRDN (a)	$ 8,270	$ 8,270
DuPage County Rev. (Morton Arboretum Proj.) 0.1% 2/7/12, LOC Bank of America NA, VRDN (a)	6,200	6,200
Illinois Dev. Fin. Auth. Rev.:
(Glenwood School for Boys Proj.) Series 1998, 0.09% 2/7/12, LOC BMO Harris Bank NA, VRDN (a)	3,000	3,000
(Lyric Opera of Chicago Proj.) 0.07% 2/7/12, LOC JPMorgan Chase Bank, LOC BMO Harris Bank NA, VRDN (a)	10,200	10,200
Illinois Edl. Facilities Auth. Revs.:
(Elmhurst College Proj.) Series 2003, 0.09% 2/7/12, LOC BMO Harris Bank NA, VRDN (a)	2,550	2,550
Participating VRDN Series ROC II R 12278, 0.07% 2/7/12 (Liquidity Facility Citibank NA) (a)(d)	5,200	5,200
Illinois Fin. Auth. Rev.:
(Alexian Brothers Health Sys. Proj.) Series 2004, 0.08% 2/7/12, LOC JPMorgan Chase Bank, VRDN (a)	35,400	35,400
(Chicago Historical Society Proj.) Series 2006, 0.08% 2/7/12, LOC JPMorgan Chase Bank, VRDN (a)	31,175	31,175
(Chicago Symphony Orchestra Proj.) Series 2008, 0.06% 2/7/12, LOC U.S. Bank NA, Minnesota, VRDN (a)	5,985	5,985
(Edward Hosp. Obligated Group Proj.) Series 2008 C, 0.06% 2/7/12, LOC JPMorgan Chase Bank, VRDN (a)	11,700	11,700
(Little Co. of Mary Hosp. Proj.) Series 2008 A, 0.07% 2/7/12, LOC JPMorgan Chase Bank, VRDN (a)	4,700	4,700
(Northwest Cmnty. Hosp. Proj.):
Series 2008 B, 0.08% 2/7/12, LOC JPMorgan Chase Bank, VRDN (a)	33,130	33,130
Series 2008 C, 0.08% 2/7/12, LOC JPMorgan Chase Bank, VRDN (a)	7,100	7,100
(OSF Healthcare Sys. Proj.):
Series 2009 C, 0.07% 2/7/12, LOC Wells Fargo Bank NA, VRDN (a)	21,000	21,000
Series 2009 D, 0.07% 2/7/12, LOC JPMorgan Chase Bank, VRDN (a)	25,000	25,000
(Provena Health Proj.):
Series 2009 C, 0.07% 2/7/12, LOC JPMorgan Chase Bank, VRDN (a)	1,300	1,300
Series D, 0.07% 2/7/12, LOC JPMorgan Chase Bank, VRDN (a)	8,000	8,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Fin. Auth. Rev.: - continued
(Rehabilitation Institute of Chicago Proj.) Series 2009 B, 0.06% 2/7/12, LOC JPMorgan Chase Bank, VRDN (a)	$ 9,000	$ 9,000
(Rockford Mem. Hosp. Proj.) 0.08% 2/7/12, LOC JPMorgan Chase Bank, VRDN (a)	20,200	20,200
(Rush Univ. Med. Ctr. Proj.) Series 2008 A, 0.06% 2/7/12, LOC Northern Trust Co., VRDN (a)	9,500	9,500
(Saint Xavier Univ. Proj.) Series 2008, 0.1% 2/7/12, LOC Bank of America NA, VRDN (a)	7,045	7,045
(The Univ. of Chicago Med. Ctr. Proj.) Series 2009 D2, 0.08% 2/1/12, LOC Bank of America NA, VRDN (a)	2,300	2,300
(Trinity Int'l. Univ. Proj.) Series 2009, 0.09% 2/7/12, LOC Fed. Home Ln. Bank Chicago, VRDN (a)	10,000	10,000
Participating VRDN:
Series EGL 06 115, 0.07% 2/7/12 (Liquidity Facility Citibank NA) (a)(d)	6,000	6,000
Series EGL 06 118, Class A, 0.07% 2/7/12 (Liquidity Facility Citibank NA) (a)(d)	12,570	12,570
Series Putters 3288Z, 0.08% 2/7/12 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	3,000	3,000
Series Putters 3764, 0.08% 2/7/12 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	2,000	2,000
Series 2009 A, 0.06% 2/7/12, LOC JPMorgan Chase Bank, VRDN (a)	4,280	4,280
Illinois Sales Tax Rev. Participating VRDN:
Series MS 3283 X, 0.14% 2/7/12 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	3,810	3,810
Series WF 11 125C, 0.08% 2/7/12 (Liquidity Facility Wells Fargo Bank NA) (a)(d)	8,790	8,790
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2007 A 1B, 0.06% 2/7/12, LOC PNC Bank NA, VRDN (a)	17,000	17,000
Series 2007 A 2D, 0.06% 2/7/12, LOC Wells Fargo Bank NA, VRDN (a)	11,200	11,200
Lisle Village Multi-family Hsg. Rev. (Four Lakes Phase V-Lisle) Series 1996, 0.13% 2/7/12, LOC Bank of America NA, VRDN (a)	12,500	12,500
Quincy Hosp. Rev. (Blessing Hosp. Proj.) Series 2004, 0.08% 2/7/12, LOC JPMorgan Chase Bank, VRDN (a)	3,900	3,900
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Univ. of Illinois Rev.:
(UIC South Campus Dev. Proj.) Series 2008, 0.07% 2/7/12, LOC JPMorgan Chase Bank, VRDN (a)	$ 9,400	$ 9,400
Series 2008, 0.07% 2/7/12, LOC JPMorgan Chase Bank, VRDN (a)	10,885	10,885
		493,705
Indiana - 2.7%
Elkhart County Hosp. Auth. Rev. (Elkhart Gen. Hosp. Proj.) Series 2008, 0.06% 2/7/12, LOC JPMorgan Chase Bank, VRDN (a)	15,575	15,575
Hamilton Southeastern Consolidated School Bldg. Corp. Participating VRDN Series Solar 07 06, 0.08% 2/7/12 (Liquidity Facility U.S. Bank NA, Minnesota) (a)(d)	11,515	11,515
Indiana Dev. Fin. Auth. Envir. Rev. Series 2005, 0.16% 2/7/12, LOC Royal Bank of Scotland PLC, VRDN (a)	18,280	18,280
Indiana Dev. Fin. Auth. Rev. (Indianapolis Museum of Art, Inc. Proj.) Series 2001, 0.06% 2/7/12, LOC JPMorgan Chase Bank, VRDN (a)	5,000	5,000
Indiana Edl. Facilities Auth. Rev. (Hanover College Proj.) Series 2004 B, 0.08% 2/7/12, LOC JPMorgan Chase Bank, VRDN (a)	4,400	4,400
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.):
Series 2008 A, 0.06% 2/7/12, LOC JPMorgan Chase Bank, VRDN (a)	2,600	2,600
Series 2008 D, 0.06% 2/7/12, LOC Bank of America NA, VRDN (a)	11,500	11,500
Series 2008 E, 0.06% 2/7/12, LOC Bank of America NA, VRDN (a)	12,000	12,000
Series 2008 I, 0.06% 2/7/12, LOC Wells Fargo Bank NA, VRDN (a)	2,000	2,000
Indiana Fin. Auth. Hosp. Rev. (Parkview Health Sys. Oblig. Group Proj.) Series 2009 C, 0.06% 2/7/12, LOC PNC Bank NA, VRDN (a)	12,700	12,700
Indiana Fin. Auth. Rev.:
(Columbus Reg'l. Hosp. Proj.) Series 2009 A, 0.07% 2/7/12, LOC PNC Bank NA, VRDN (a)	20,715	20,715
(DePauw Univ. Proj.):
Series 2008 A, 0.07% 2/7/12, LOC Northern Trust Co., VRDN (a)	1,085	1,085
Series 2008 B, 0.06% 2/7/12, LOC PNC Bank NA, VRDN (a)	8,260	8,260
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Indiana Fin. Auth. Rev.: - continued
Bonds:
Series 2005 A, 5% 2/1/12	$ 2,000	$ 2,000
Series 2011 A, 1% 2/1/12	13,700	13,700
Participating VRDN Series BBT 08 12, 0.06% 2/7/12 (Liquidity Facility Branch Banking & Trust Co.) (a)(d)	11,735	11,735
Indiana Health & Edl. Facilities Fing. Auth. Rev. Participating VRDN Series Solar 07 63, 0.07% 2/7/12 (Liquidity Facility U.S. Bank NA, Minnesota) (a)(d)	15,400	15,400
Indiana Health Facility Fing. Auth. Rev. Bonds (Ascension Health Subordinate Cr. Proj.) Series A2, 3.75%, tender 2/1/12 (a)	12,500	12,500
Lawrenceburg Poll. Cont. Rev. (Indiana Michigan Pwr. Co. Proj.) Series 2008 H, 0.08% 2/7/12, LOC Bank of Nova Scotia New York Branch, VRDN (a)	26,000	26,000
Marion Econ. Dev. Rev. (Indiana Wesleyan Univ. Proj.) Series 2006, 0.1% 2/7/12, LOC Bank of America NA, VRDN (a)	3,300	3,300
Richmond Econ. Dev. Rev. (Friends Fellowship Cmnty. Proj.) Series 1997, 0.08% 2/7/12, LOC U.S. Bank NA, Minnesota, VRDN (a)	3,600	3,600
Saint Joseph County Hosp. Auth. Health Sys. Rev. (Memorial Health Sys. Proj.) Series 2008 A, 0.08% 2/7/12, LOC JPMorgan Chase Bank, VRDN (a)	4,700	4,700
		218,565
Iowa - 0.2%
Iowa Fin. Auth. Poll. Cont. Facility Rev. (MidAmerican Energy Proj.) Series 2008 B, 0.11% 2/7/12, VRDN (a)	18,500	18,500
Kansas - 0.3%
Wichita Gen. Oblig.:
BAN Series 246, 0.375% 8/10/12	14,255	14,256
Participating VRDN Series Putters 3951, 0.08% 2/1/12 (Liquidity Facility JPMorgan Chase & Co.) (a)(d)	11,645	11,645
		25,901
Kentucky - 1.0%
Jefferson County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 2001 A, 0.31% tender 3/1/12, CP mode	3,100	3,100
Kentucky Econ. Dev. Fin. Auth. Participating VRDN Series MS 3125, 0.13% 2/7/12 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	11,250	11,250
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev.:
(Baptist Healthcare Sys. Proj.) Series 2009 B4, 0.05% 2/7/12, LOC Branch Banking & Trust Co., VRDN (a)	15,000	15,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Kentucky - continued
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev.: - continued
(St. Elizabeth Med. Ctr., Inc. Proj.) Series 2009 B, 0.06% 2/7/12, LOC JPMorgan Chase Bank, VRDN (a)	$ 5,300	$ 5,300
Kentucky Econ. Dev. Fin. Auth. Rev. (Ashland Hosp. Corp./King's Daughters Med. Ctr. Proj.) Series 2008 A, 0.08% 2/7/12, LOC Branch Banking & Trust Co., VRDN (a)	22,000	22,000
Louisville & Jefferson County Metropolitan Swr. District Swr. & Drain Sys. Rev. Participating VRDN Series Solar 06 87, 0.07% 2/7/12 (Liquidity Facility U.S. Bank NA, Minnesota) (a)(d)	18,080	18,080
Trimble County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) 0.21% tender 2/13/12, CP mode	6,500	6,500
		81,230
Louisiana - 1.9%
Ascension Parish Indl. Dev. Board Rev. (IMTT-Geismar Proj.) Series 2007, 0.06% 2/7/12, LOC Fed. Home Ln. Bank Atlanta, VRDN (a)	34,000	34,000
Louisiana Gas & Fuel Tax Rev. Participating VRDN Series Solar 06 133, 0.07% 2/7/12 (Liquidity Facility U.S. Bank NA, Minnesota) (a)(d)	3,300	3,300
Louisiana Offshore Term. Auth. Deepwater Port Rev. (LOOP LLC Proj.) Series 2003 B, 0.08% 2/7/12, LOC JPMorgan Chase Bank, VRDN (a)	12,375	12,375
Louisiana Pub. Facilities Auth. Gulf Opportunity Zone Rev. (Celtic Mgmt. Corp. Proj.) Series 2008, 0.07% 2/7/12, LOC JPMorgan Chase Bank, VRDN (a)	14,785	14,785
Louisiana Pub. Facilities Auth. Hosp. Rev. (Franciscan Missionaries of Our Lady Health Sys. Proj.) Series 2008 A, 0.07% 2/7/12, LOC JPMorgan Chase Bank, VRDN (a)	9,000	9,000
Louisiana Pub. Facilities Auth. Rev.:
(Air Products & Chemicals, Inc. Proj.) Series 2009 A, 0.04% 2/7/12, VRDN (a)	10,850	10,850
(C-Port LLC Proj.) Series 2008, 0.13% 2/7/12, LOC Bank of America NA, VRDN (a)	14,400	14,400
(CommCare Corp. Proj.) Series 2008 A, 0.07% 2/7/12, LOC JPMorgan Chase Bank, VRDN (a)	6,300	6,300
(Int'l.-Matex Tank Terminals Proj.) Series 2007, 0.06% 2/7/12, LOC Fed. Home Ln. Bank Atlanta, VRDN (a)	20,000	20,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Louisiana - continued
St. James Parish Gen. Oblig. (NuStar Logistics LP Proj.):
Series 2010 A, 0.08% 2/7/12, LOC JPMorgan Chase Bank, VRDN (a)	$ 12,500	$ 12,500
Series 2010 B, 0.08% 2/7/12, LOC JPMorgan Chase Bank, VRDN (a)	13,400	13,400
		150,910
Maine - 0.1%
Maine Health & Higher Ed. Facilities Auth. Rev. Series 2008 B, 0.08% 2/7/12, LOC JPMorgan Chase Bank, VRDN (a)	9,100	9,100
Maryland - 2.2%
Anne Arundel County Gen. Oblig. Participating VRDN Series BBT 08 10, 0.06% 2/7/12 (Liquidity Facility Branch Banking & Trust Co.) (a)(d)	13,695	13,695
Baltimore County Gen. Oblig.:
Participating VRDN Series WF 11 137C, 0.08% 2/7/12 (Liquidity Facility Wells Fargo Bank NA) (a)(d)	7,115	7,115
Series 2011:
0.14% 2/6/12 (Liquidity Facility Mizuho Corporate Bank Ltd.), CP	10,700	10,700
0.14% 2/14/12 (Liquidity Facility Mizuho Corporate Bank Ltd.), CP	12,800	12,800
0.17% 2/7/12 (Liquidity Facility Mizuho Corporate Bank Ltd.), CP	8,500	8,500
0.18% 2/6/12 (Liquidity Facility Mizuho Corporate Bank Ltd.), CP	10,700	10,700
Howard County Gen. Oblig. Participating VRDN Series Putters 4041, 0.08% 2/1/12 (Liquidity Facility JPMorgan Chase & Co.) (a)(d)	2,930	2,930
Maryland Cmnty. Dev. Administration Multi-family Dev. Rev. (Avalon Lea Apt. Proj.) Series 1997, 0.08% 2/7/12, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (a)	9,400	9,400
Maryland Econ. Dev. Auth. Rev.:
(Associated Projs.) Series A, 0.1% 2/7/12, LOC Bank of America NA, VRDN (a)	4,470	4,470
(United States Pharmacopeial Convention, Inc. Proj.) Series 2008 A, 0.1% 2/1/12, LOC Bank of America NA, VRDN (a)	2,600	2,600
Maryland Gen. Oblig. Bonds:
(State & Local Facilities Ln. Prog.):
First Series 2005 B, 5.25% 2/15/12	1,480	1,483
First Series 2008, 5% 3/1/12	2,000	2,008
Second Series 2003, 5% 8/1/12	1,000	1,024
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Maryland - continued
Maryland Gen. Oblig. Bonds: - continued
Series 2004, 5% 2/1/12	$ 1,000	$ 1,000
Third Series 2009 C, 5% 11/1/12	8,205	8,498
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Anne Arundel Health Sys. Proj.) Series 2009 B, 0.08% 2/7/12, LOC Bank of America NA, VRDN (a)	6,000	6,000
(Howard County Gen. Hosp. Proj.) Series 2008, 0.06% 2/7/12, LOC PNC Bank NA, VRDN (a)	5,100	5,100
(Mercy Med. Ctr. Proj.) Series 2007 D, 0.07% 2/7/12, LOC Wells Fargo Bank NA, VRDN (a)	18,100	18,100
(Univ. of Maryland Med. Sys. Proj.) Series 2008 A, 0.24% 2/7/12, LOC Citizens Bank of Pennsylvania, VRDN (a)	14,200	14,200
(Villa Julie College, Inc. Proj.) Series 2005, 0.08% 2/7/12, LOC Bank of America NA, VRDN (a)	19,340	19,340
Participating VRDN Series BBT 08 46, 0.07% 2/7/12 (Liquidity Facility Branch Banking & Trust Co.) (a)(d)	3,820	3,820
Montgomery County Econ. Dev. Rev. (Georgetown Preparatory School, Inc. Proj.) Series 2005, 0.1% 2/7/12, LOC Bank of America NA, VRDN (a)	5,325	5,325
Montgomery County Hsg. Opportunities Commission Series 2002 C, 0.08% 2/7/12 (Liquidity Facility Fannie Mae Guaranteed Mtg. pass-thru certificates) (Liquidity Facility Freddie Mac), VRDN (a)	7,965	7,965
Washington Suburban San. District Bonds Series 2004, 5% 6/1/12	1,500	1,524
		178,297
Massachusetts - 3.5%
Massachusetts Bay Trans. Auth. Sales Tax Rev. Participating VRDN Series PT 4368, 0.08% 2/7/12 (Liquidity Facility Wells Fargo & Co.) (a)(d)	5,000	5,000
Massachusetts Gen. Oblig.:
Participating VRDN Series Clipper 07 41, 0.11% 2/7/12 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(d)	11,000	11,000
RAN:
Series 2011 A, 2% 4/26/12	100,000	100,432
Series 2011 B, 2% 5/31/12	100,000	100,603
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1992, 0.5% tender 2/1/12, CP mode	10,000	10,000
Series 1993 A, 0.4% tender 2/16/12, CP mode	18,100	18,100
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - continued
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Participating VRDN:
Series EGL 07 0031, 0.08% 2/7/12 (Liquidity Facility Citibank NA) (a)(d)	$ 13,000	$ 13,000
Series Putters 2479Z, 0.08% 2/7/12 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	3,755	3,755
Series Putters 2857, 0.08% 2/7/12 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	10,255	10,255
Series WF 11 124C, 0.08% 2/7/12 (Liquidity Facility Wells Fargo Bank NA) (a)(d)	6,865	6,865
Massachusetts St Wtr. Resources Auth. Participating VRDN Series Putters 3690, 0.08% 2/7/12 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	1,200	1,200
		280,210
Michigan - 5.0%
Grand Valley Michigan State Univ. Rev. Series 2005, 0.06% 2/7/12, LOC PNC Bank NA, VRDN (a)	5,110	5,110
Michigan Bldg. Auth. Rev. Series 6, 0.1% 2/16/12, LOC State Street Bank & Trust Co., Boston, LOC U.S. Bank NA, Minnesota, CP	13,905	13,905
Michigan Fin. Auth. Rev.:
Participating VRDN Series ROC II R 11988, 0.08% 2/7/12 (Liquidity Facility Citibank NA) (a)(d)	6,750	6,750
RAN Series 2011 C3, 2% 8/20/12, LOC Bank of Nova Scotia New York Branch	15,200	15,341
Series 2011 L, 0.11% 2/7/12, LOC Citibank NA, VRDN (a)	145,400	145,400
Michigan Hosp. Fin. Auth. Rev.:
(McLaren Health Care Corp. Proj.) Series 2008 B2, 0.08% 2/7/12, LOC JPMorgan Chase Bank, VRDN (a)	16,590	16,590
Bonds (Trinity Health Sys. Proj.):
Series 2008 C:
0.11% tender 2/13/12, CP mode	36,000	36,000
0.13% tender 2/14/12, CP mode	6,700	6,700
0.15% tender 3/6/12, CP mode	60,000	60,000
0.16% tender 6/6/12, CP mode	14,300	14,300
Series B, 0.07% tender 3/6/12, CP mode	23,420	23,420
Participating VRDN Series ROC II R 11676, 0.08% 2/7/12 (Liquidity Facility Citibank NA) (a)(d)	8,650	8,650
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Michigan Strategic Fund Ltd. Oblig. Rev. (Van Andel Research Institute Proj.) Series 2008, 0.12% 2/7/12, LOC Bank of America NA, VRDN (a)	$ 52,000	$ 52,000
Wayne County Arpt. Auth. Rev. 0.08% 2/7/12, LOC JPMorgan Chase Bank, VRDN (a)	2,000	2,000
		406,166
Minnesota - 0.6%
Bloomington Sr. Hsg. Rev. (Presbyterian Homes Proj.) Series 2008, 0.08% 2/7/12, LOC Freddie Mac, VRDN (a)	5,000	5,000
Metropolitan Council Gen. Oblig. Rev.:
Bonds Series 2011 C, 0.25% 3/1/13	10,000	10,000
Participating VRDN Series Putters 3954, 0.08% 2/1/12 (Liquidity Facility JPMorgan Chase & Co.) (a)(d)	10,500	10,500
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (Allina Health Sys. Proj.) Series 2007 C1, 0.06% 2/7/12, LOC Wells Fargo Bank NA, VRDN (a)	4,025	4,025
Minnesota Gen. Oblig. Participating VRDN Series Putters 3845, 0.08% 2/7/12 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	3,400	3,400
Minnetonka Multi-family Hsg. Rev. (Cliffs at Ridgedale Proj.) Series 1995, 0.09% 2/7/12, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (a)	2,550	2,550
Oak Park Heights Multi-Family Rev. 0.08% 2/7/12, LOC Freddie Mac, VRDN (a)	6,830	6,830
Rochester Health Care Facilities Rev. Participating VRDN Series WF11 49 C, 0.08% 2/7/12 (Liquidity Facility Wells Fargo Bank NA) (a)(d)	5,225	5,225
		47,530
Mississippi - 0.6%
Mississippi Dev. Bank Spl. Oblig.:
(Harrison County Proj.) Series 2008 A2, 0.1% 2/7/12, LOC Bank of America NA, VRDN (a)	13,525	13,525
Participating VRDN Series Solar 06 0153, 0.07% 2/7/12 (Liquidity Facility U.S. Bank NA, Minnesota) (a)(d)	5,850	5,850
Mississippi Gen. Oblig.:
Participating VRDN Series ROC II-R 11987, 0.08% 2/7/12 (Liquidity Facility Citibank NA) (a)(d)	3,300	3,300
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Mississippi - continued
Mississippi Gen. Oblig.: - continued
0.1% 2/7/12 (Liquidity Facility Bank of America NA), VRDN (a)	$ 16,700	$ 16,700
Mississippi Hosp. Equip. & Facilities Auth. Bonds (Baptist Memorial Health Care Proj.) Series 2004 B2, 0.19%, tender 7/11/12 (a)(e)	8,600	8,600
		47,975
Missouri - 1.5%
Bi-State Dev. Agcy. Missouri Illinois Metropolitan District Rev. (Metrolink Cross County Extension Proj.) Series 2010 A, 0.06% 2/7/12, LOC JPMorgan Chase Bank, VRDN (a)	9,400	9,400
Cape Girardeau County Indl. Dev. Auth. (St. Francis Med. Ctr. Proj.) Series 2009 B, 0.07% 2/7/12, LOC Wells Fargo Bank NA, VRDN (a)	6,845	6,845
Curators of the Univ. of Missouri Series A, 0.09% 4/19/12, CP	3,500	3,500
Kansas City Indl. Dev. Auth. Student Hsg. Facilities Rev. (Oak Street West Proj.) Series 2006, 0.09% 2/7/12, LOC Bank of America NA, VRDN (a)	17,970	17,970
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev.:
(Christian Brothers College Proj.) Series 2002 A, 0.08% 2/7/12, LOC TD Banknorth, NA, VRDN (a)	25,165	25,165
Participating VRDN:
Series EGL 07 0001, 0.08% 2/7/12 (Liquidity Facility Citibank NA) (a)(d)	8,470	8,470
Series Putters 3929, 0.08% 2/7/12 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	2,785	2,785
Missouri Health & Edl. Facilities Auth. Health Facilities Rev.:
(SSM Health Care Sys. Proj.) Series 2005 A1, 0.08% 2/7/12, LOC Bank of America NA, VRDN (a)	3,200	3,200
Bonds (CoxHealth Proj.) 0.21% tender 5/4/12, LOC Bank of Nova Scotia New York Branch, CP mode	13,000	13,000
Missouri Health & Edl. Facilities Auth. Rev.:
(Ascension Health Cr. Group Proj.) Series 2003 C2, 0.06% 2/7/12, VRDN (a)	15,500	15,500
(Lutheran Sr. Svcs. Proj.) Series 2008, 0.06% 2/7/12, LOC PNC Bank NA, VRDN (a)	2,575	2,575
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Missouri - continued
Missouri Highways & Trans. Commission State Road Rev. Series 2005 B, 0.07% 2/7/12, LOC State Street Bank & Trust Co., Boston, VRDN (a)	$ 3,775	$ 3,775
St. Louis Indl. Dev. Auth. (The St. Louis Art Museum Proj.) Series 2009 B, 0.06% 2/7/12, LOC U.S. Bank NA, Minnesota, VRDN (a)	6,200	6,200
		118,385
Montana - 0.1%
Montana Board of Invt. Bonds Series 1998, 0.48%, tender 3/1/12 (a)	4,000	4,000
Nebraska - 1.0%
Central Plains Energy Proj. Rev. (Nebraska Gas Proj.) Series 2009, 0.08% 2/7/12 (Liquidity Facility Royal Bank of Canada), VRDN (a)	16,000	16,000
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev. Series 2010 B, 0.06% 2/7/12 (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (a)	16,015	16,015
Nebraska Pub. Pwr. District Rev. Series A:
0.07% 3/1/12, CP	9,500	9,500
0.07% 3/5/12, CP	5,650	5,650
0.07% 3/6/12, CP	9,700	9,700
Omaha Pub. Pwr. District Elec. Rev.:
Participating VRDN Series BBT 2060, 0.07% 2/7/12 (Liquidity Facility Branch Banking & Trust Co.) (a)(d)	22,935	22,935
Series A, 0.19% 2/6/12, CP	3,500	3,500
		83,300
Nevada - 2.4%
Clark County Arpt. Rev.:
Series 2008 D 2A, 0.08% 2/7/12, LOC Citibank NA, VRDN (a)	28,800	28,800
Series 2008 D 2B, 0.07% 2/7/12, LOC Royal Bank of Canada, VRDN (a)	12,400	12,400
Series 2008 D1, 0.08% 2/7/12, LOC Citibank NA, VRDN (a)	4,000	4,000
Series 2008 D3, 0.09% 2/7/12, LOC Bank of America NA, VRDN (a)	10,000	10,000
Clark County Fuel Tax Participating VRDN Series ROC II R 11507, 0.08% 2/7/12 (Liquidity Facility Citibank NA) (a)(d)	4,500	4,500
Clark County Indl. Dev. Rev. (Southwest Gas Corp. Proj.) Series 2009 A, 0.07% 2/7/12, LOC JPMorgan Chase Bank, VRDN (a)	2,000	2,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Nevada - continued
Clark County McCarran Int'l. Arpt. Passenger Facility Charge Rev. Series 2010 F2, 0.08% 2/7/12, LOC Union Bank of California, VRDN (a)	$ 3,500	$ 3,500
Clark County School District Bonds Series 2007 B, 5% 6/15/12	2,140	2,177
Clark County Wtr. Reclamation District Participating VRDN:
Series Putters 3366Z, 0.08% 2/7/12 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	6,085	6,085
Series Putters 3489Z, 0.08% 2/7/12 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	11,965	11,965
Eclipse Fdg. Trust Cus. Rpt. Various States Participating VRDN 0.07% 2/7/12 (Liquidity Facility U.S. Bank NA, Minnesota) (a)(d)	10,200	10,200
Nevada Gen. Oblig. Bonds Series A, 5% 2/1/12	5,250	5,250
Reno Cap. Impt. Rev. Series 2005 A, 0.07% 2/7/12, LOC Bank of America NA, VRDN (a)	5,400	5,400
Reno Hosp. Rev. (Renown Reg'l. Med. Ctr. Proj.):
Series 2008 A, 0.07% 2/7/12, LOC Union Bank of California, VRDN (a)	10,915	10,915
Series 2008 B, 0.07% 2/7/12, LOC Union Bank of California, VRDN (a)	42,625	42,625
Series 2009 A, 0.07% 2/7/12, LOC Wells Fargo Bank NA, VRDN (a)	28,385	28,385
Series 2009 B, 0.07% 2/7/12, LOC Wells Fargo Bank NA, VRDN (a)	8,865	8,865
		197,067
New Hampshire - 0.1%
New Hampshire Health & Ed. Facilities Auth. Rev. (Exeter Hosp. Obligated Group Proj.) Series 2001 B, 0.1% 2/7/12, LOC Bank of America NA, VRDN (a)	7,800	7,800
New Jersey - 2.0%
Montgomery Township Gen. Oblig. BAN 2% 9/7/12	14,386	14,516
New Jersey Bldg. Auth. State Bldg. Rev. Series 2003 A2, 0.06% 2/7/12, LOC Barclays Bank PLC, VRDN (a)	7,000	7,000
New Jersey Gen. Oblig. TRAN Series 2012 C, 2% 6/21/12	75,700	76,210
New Jersey Trans. Trust Fund Auth. Series 2009 D, 0.08% 2/7/12, LOC Wells Fargo Bank NA, VRDN (a)	44,300	44,300
North Brunswick Township Gen. Oblig. BAN Series 2011 A, 1.5% 8/9/12	21,600	21,738
		163,764
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
New Mexico - 0.9%
New Mexico Muni. Energy Acquisition Auth. Gas Supply Rev. Series 2009, 0.08% 2/7/12 (Liquidity Facility Royal Bank of Canada), VRDN (a)	$ 72,695	$ 72,695
New York - 3.4%
Huntington Union Free School District TAN 1.5% 6/27/12	13,500	13,568
New York City Gen. Oblig.:
Participating VRDN:
Series RBC O3, 0.05% 2/7/12 (Liquidity Facility Royal Bank of Canada) (a)(d)	5,000	5,000
Series ROC II R 14000X, 0.08% 2/7/12 (Liquidity Facility Citibank NA) (a)(d)	1,600	1,600
Series 1995 F3, 0.06% 2/7/12, LOC JPMorgan Chase Bank, VRDN (a)	4,100	4,100
New York City Health & Hosp. Corp. Rev. Series 2008 D, 0.08% 2/7/12, LOC JPMorgan Chase Bank, VRDN (a)	4,415	4,415
New York City Hsg. Dev. Corp. Multi-family Hsg. Mtg. Rev.:
(Beekman Tower Proj.) Series 2008 A, 0.11% 2/7/12, LOC RBS Citizens NA, VRDN (a)	33,300	33,300
(Elliott Chelsea Dev. Proj.) Series 2010 A, 0.07% 2/7/12, LOC Citibank NA, VRDN (a)	7,000	7,000
New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev. (Two Gold Street Proj.) Series 2006 A, 0.06% 2/7/12, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (a)	1,000	1,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Participating VRDN:
Series PT 3992, 0.08% 2/7/12 (Liquidity Facility Wells Fargo & Co.) (a)(d)	3,495	3,495
Series ROC II R 10381, 0.07% 2/1/12 (Liquidity Facility Citibank NA) (a)(d)	2,500	2,500
Series ROC II R 11904, 0.08% 2/7/12 (Liquidity Facility Citibank NA) (a)(d)	4,000	4,000
New York Dorm. Auth. Revs.:
(City Univ. Proj.) Series 2008 C, 0.07% 2/7/12, LOC Bank of America NA, VRDN (a)	2,400	2,400
(North Shore - Long Island Jewish Obligated Group Proj.) Series 2009 D, 0.08% 2/7/12, LOC Bank of America NA, VRDN (a)	7,900	7,900
Participating VRDN:
Series EGL 06 47 Class A, 0.08% 2/7/12 (Liquidity Facility Citibank NA) (a)(d)	13,500	13,500
Series ROC II R 11735, 0.08% 2/7/12 (Liquidity Facility Citibank NA) (a)(d)	10,395	10,395
Series 1998, 0.18% 5/3/12, CP	6,500	6,500
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Hsg. Fin. Agcy. Rev.:
Series 2010 A, 0.05% 2/7/12, LOC Wells Fargo Bank NA, VRDN (a)	$ 18,000	$ 18,000
Series 2011 A1, 0.06% 2/7/12, LOC Wells Fargo Bank NA, VRDN (a)	7,500	7,500
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev. Series 2008 A1, 0.07% 2/7/12, LOC Morgan Stanley Bank, West Valley City Utah, VRDN (a)	8,000	8,000
New York Metropolitan Trans. Auth. Rev. Series 2C, 0.16% 4/4/12, LOC Royal Bank of Canada, CP	15,800	15,800
New York Pwr. Auth. Series 1:
0.16% 3/14/12, CP	13,400	13,400
0.17% 2/15/12, CP	4,100	4,100
New York State Energy Research & Dev. Auth. Facilities Rev. (Consolidated Edison Co. of New York, Inc. Proj.) Series 2005 A2, 0.06% 2/7/12, LOC Mizuho Corporate Bank Ltd., VRDN (a)	15,200	15,200
New York State Gen. Oblig. Bonds Series 2011 C, 5% 9/1/12	10,000	10,276
New York Thruway Auth. Gen. Rev. Participating VRDN Series Solar 06 17, 0.07% 2/7/12 (Liquidity Facility U.S. Bank NA, Minnesota) (a)(d)	15,000	15,000
South Huntington Union Free School District TAN 1.5% 6/28/12	12,500	12,562
Syosset Central School District TAN 1.5% 6/22/12	12,500	12,560
Tarrytown BAN Series 2011 D, 1.5% 10/19/12	8,188	8,260
West Babylon Union Free School District TAN 1.5% 6/22/12	15,000	15,067
		276,398
New York & New Jersey - 0.1%
Port Auth. of New York & New Jersey Series B, 0.17% 3/14/12, CP	6,235	6,235
Non State Specific - 0.1%
Alaska Indl. Dev. & Export Auth. Rev. Participating VRDN Series WF 11 132C, 0.08% 2/7/12 (Liquidity Facility Wells Fargo Bank NA) (a)(d)	8,680	8,680
North Carolina - 3.3%
Board of Governors of the Univ. of North Carolina Series D:
0.13% 3/6/12, CP	11,010	11,010
0.13% 3/19/12, CP	23,000	23,000
0.14% 3/12/12, CP	11,600	11,600
Charlotte Gen. Oblig. Participating VRDN Series ROC II R 11905, 0.07% 2/7/12 (Liquidity Facility Citibank NA) (a)(d)	6,700	6,700
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
Charlotte Int'l. Arpt. Rev. Series 2010 C, 0.07% 2/7/12, LOC Wells Fargo Bank NA, VRDN (a)	$ 11,600	$ 11,600
Charlotte Wtr. & Swr. Sys. Rev.:
Bonds:
Series 2009 B, 4% 7/1/12	1,000	1,016
Series 2011, 1.5% 6/1/12	3,320	3,334
Participating VRDN Series Putters 3443, 0.08% 2/7/12 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	6,100	6,100
Guilford County Gen. Oblig. Series 2007 B, 0.05% 2/7/12 (Liquidity Facility Branch Banking & Trust Co.), VRDN (a)	4,900	4,900
North Carolina Cap. Facilities Fin. Agcy. Cap. Facilities Rev. (Guilford College Proj.) Series 2005 A, 0.07% 2/7/12, LOC Branch Banking & Trust Co., VRDN (a)	6,275	6,275
North Carolina Cap. Facilities Fin. Agcy. Edl. Facilities Rev.:
(Campbell Univ. Proj.) Series 2009, 0.07% 2/7/12, LOC Branch Banking & Trust Co., VRDN (a)	6,100	6,100
(High Point Univ. Rev.) Series 2006, 0.07% 2/7/12, LOC Branch Banking & Trust Co., VRDN (a)	9,530	9,530
Series 2011, 0.08% 2/7/12, LOC Bank of America NA, VRDN (a)	19,200	19,200
North Carolina Cap. Facilities Fin. Agcy. Rev. Participating VRDN:
Series EGL 06 0139, 0.08% 2/7/12 (Liquidity Facility Citibank NA) (a)(d)	2,800	2,800
Series EGL 07 0015, 0.08% 2/7/12 (Liquidity Facility Citibank NA) (a)(d)	10,890	10,890
Series Putters 3331, 0.08% 2/7/12 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	1,250	1,250
North Carolina Edl. Facilities Fin. Agcy. Rev. (Queens College Proj.) Series 1999 B, 0.07% 2/7/12, LOC Bank of America NA, VRDN (a)	4,990	4,990
North Carolina Med. Care Commission Health Care Facilities Rev.:
(Cape Fear Valley Health Sys. Proj.) Series 2008 A2, 0.07% 2/7/12, LOC Branch Banking & Trust Co., VRDN (a)	28,200	28,200
(Univ. Health Systems of Eastern Carolina) Series 2008 B, 0.07% 2/7/12, LOC Branch Banking & Trust Co., VRDN (a)	2,420	2,420
(Wake Forest Univ. Proj.) Series 2008 C, 0.09% 2/7/12, LOC Bank of America NA, VRDN (a)	4,800	4,800
North Carolina Ports Auth. Port Facilities Rev. Series 2008, 0.07% 2/7/12, LOC Branch Banking & Trust Co., VRDN (a)	3,500	3,500
Piedmont Triad Arpt. Auth. Series 2008 A, 0.05% 2/7/12, LOC Branch Banking & Trust Co., VRDN (a)	3,450	3,450
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
Sampson County Gen. Oblig. Participating VRDN Series Solar 06 0160, 0.09% 2/7/12 (Liquidity Facility U.S. Bank NA, Minnesota) (a)(d)	$ 4,130	$ 4,130
Univ. of North Carolina at Chapel Hill Rev. Participating VRDN:
Series BBT 08 19, 0.07% 2/7/12 (Liquidity Facility Branch Banking & Trust Co.) (a)(d)	25,565	25,565
Series EGL 05 3014 Class A, 0.08% 2/7/12 (Liquidity Facility Citibank NA) (a)(d)	22,700	22,700
Wake County Gen. Oblig.:
Bonds Series 2007, 5% 3/1/12	5,835	5,857
Series 2003 C, 0.04% 2/7/12 (Liquidity Facility Wells Fargo Bank NA), VRDN (a)	21,000	21,000
Winston-Salem Ltd. Oblig. Series 2010 B, 0.06% 2/7/12 (Liquidity Facility Branch Banking & Trust Co.), VRDN (a)	9,000	9,000
		270,917
Ohio - 1.8%
Akron Bath Copley Hosp. District Rev. (Akron Gen. Health Systems Proj.) Series 2008, 0.07% 2/7/12, LOC JPMorgan Chase Bank, VRDN (a)	2,400	2,400
Cleveland Arpt. Sys. Rev. Series 2008 D, 0.06% 2/7/12, LOC PNC Bank NA, VRDN (a)	2,980	2,980
Franklin County Health Care Facilities Rev. (Presbyterian Retirement Svcs. Proj.) Series 2005 B, 0.08% 2/7/12, LOC PNC Bank NA, VRDN (a)	14,385	14,385
Franklin County Hosp. Rev. (OhioHealth Corp. Proj.) Series D, 0.06% 2/7/12, LOC U.S. Bank NA, Minnesota, VRDN (a)	3,100	3,100
Hamilton County Hosp. Facilities Rev. (Children's Hosp. Med. Ctr. Proj.) Series 2000, 0.08% 2/7/12, LOC JPMorgan Chase Bank, VRDN (a)	1,010	1,010
Lake County Hosp. Facilities Rev. (Lake Hosp. Sys., Inc. Proj.):
Series 2008 A, 0.07% 2/7/12, LOC JPMorgan Chase Bank, VRDN (a)	7,500	7,500
Series 2008 B, 0.07% 2/7/12, LOC JPMorgan Chase Bank, VRDN (a)	5,500	5,500
Lancaster Port Auth. Gas Rev. 0.08% 2/7/12 (Liquidity Facility Royal Bank of Canada), VRDN (a)	6,635	6,635
Middletown Hosp. Facilities Rev. (Atrium Med. Ctr. Obligated Group Proj.) Series 2008 A, 0.08% 2/7/12, LOC JPMorgan Chase Bank, VRDN (a)	4,615	4,615
Ohio Air Quality Dev. Auth. Rev. (Cincinnati Gas & Elec. Co. Proj.) Series A, 0.31% 2/7/12, VRDN (a)	4,400	4,400
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Ohio Gen. Oblig.:
(Common Schools Proj.) Series 2005 A, 0.06% 2/7/12, VRDN (a)	$ 2,540	$ 2,540
Participating VRDN Series BBT 3, 0.07% 2/7/12 (Liquidity Facility Branch Banking & Trust Co.) (a)(d)	5,705	5,705
Ohio Higher Edl. Facility Commission Rev.:
(Antioch Univ. Proj.) 0.07% 2/7/12, LOC PNC Bank NA, VRDN (a)	4,875	4,875
(Ohio Northern Univ. Proj.) Series 2008 A, 0.07% 2/7/12, LOC JPMorgan Chase Bank, VRDN (a)	10,000	10,000
(Univ. Hosp. Health Sys. Proj.) Series 2008 B, 0.15% 2/7/12, LOC RBS Citizens NA, VRDN (a)	14,300	14,300
(Xavier Univ. Proj.):
Series 2008 A, 0.05% 2/7/12, LOC U.S. Bank NA, Minnesota, VRDN (a)	4,300	4,300
Series B, 0.06% 2/7/12, LOC PNC Bank NA, LOC U.S. Bank NA, Minnesota, VRDN (a)	12,115	12,115
Bonds:
(Cleveland Clinic Foundation Proj.) Series 2008 B5, 0.27% tender 3/8/12, CP mode	3,000	3,000
(The Cleveland Clinic Foundation Proj.) Series 2008 B6, 0.28% tender 6/22/12, CP mode	10,000	10,000
Series 2008 B6, 0.27% tender 3/8/12, CP mode	15,000	15,000
Richland County Health Care Facilities Rev. (Wesleyan Sr. Living Proj.) Series 2004 A, 0.07% 2/7/12, LOC JPMorgan Chase Bank, VRDN (a)	2,625	2,625
Warren County Health Care Facilities Rev. (Otterbein Homes Proj.) Series 2007, 0.08% 2/7/12, LOC U.S. Bank NA, Minnesota, VRDN (a)	6,150	6,150
		143,135
Oklahoma - 0.2%
Univ. Hospitals Trust Rev. Series 2005 A, 0.11% 2/7/12, LOC Bank of America NA, VRDN (a)	16,350	16,350
Oregon - 2.8%
Clackamas County Hosp. Facility Auth.:
(Legacy Health Sys. Proj.):
Series 2008 B, 0.06% 2/7/12, LOC U.S. Bank NA, Minnesota, VRDN (a)	5,200	5,200
Series 2008 C, 0.06% 2/7/12, LOC U.S. Bank NA, Minnesota, VRDN (a)	4,700	4,700
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Oregon - continued
Clackamas County Hosp. Facility Auth.: - continued
Bonds (Providence Health Sys. Proj.):
Series 2003 E:
0.1% tender 4/4/12, CP mode	$ 8,000	$ 8,000
0.16% tender 2/14/12, CP mode	10,000	10,000
Series 2003 G, 0.17% tender 3/6/12, CP mode	14,275	14,275
Series F, 0.16% tender 2/14/12, CP mode	10,000	10,000
Oregon Gen. Oblig. TAN Series 2011 A, 2% 6/29/12	76,400	76,948
Oregon Health and Science Univ. Spl. Rev. Series 2009 B1, 0.07% 2/7/12, LOC U.S. Bank NA, Minnesota, VRDN (a)	26,615	26,615
Port of Portland Arpt. Rev. Series 2009 A1, 0.07% 2/7/12, LOC Bank of America NA, VRDN (a)	6,410	6,410
Portland Swr. Sys. Rev. Bonds Series 2010 A, 4% 3/1/12	4,250	4,263
Salem Hosp. Facility Auth. Rev. (Salem Hosp. Proj.):
Series 2008 B, 0.06% 2/7/12, LOC U.S. Bank NA, Minnesota, VRDN (a)	37,000	37,000
Series 2008 C, 0.07% 2/7/12, LOC Bank of America NA, VRDN (a)	12,500	12,500
Yamhill County Rev. (George Fox Univ. Proj.) Series A, 0.1% 2/7/12, LOC Bank of America NA, VRDN (a)	14,230	14,230
		230,141
Pennsylvania - 3.3%
Allegheny County Series C-58 A, 0.08% 2/7/12, LOC JPMorgan Chase Bank, VRDN (a)	4,350	4,350
Allegheny County Indl. Dev. Auth. Health Care Rev. (Vincentian Collaborative Sys. Proj.) Series 2008 A, 0.08% 2/7/12, LOC PNC Bank NA, VRDN (a)	8,105	8,105
Allegheny County Indl. Dev. Auth. Rev. (United Jewish Federation Proj.) Series 1996 A, 0.08% 2/7/12, LOC PNC Bank NA, VRDN (a)	5,500	5,500
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. (FirstEnergy Nuclear Generation Corp. Proj.) Series 2006 B, 0.08% 2/7/12, LOC Citibank NA, VRDN (a)	12,600	12,600
Berks County Indl. Dev. Auth. Rev. (Kutztown Univ. Foundation, Inc. Proj.) Series 2004, 0.07% 2/7/12, LOC Wells Fargo Bank NA, VRDN (a)	8,100	8,100
Chester County Health & Ed. Auth. Rev. (Jenner's Pond Proj.) Series 2006, 0.12% 2/7/12, LOC Citizens Bank of Pennsylvania, VRDN (a)	8,900	8,900
Chester County Indl. Dev. Auth. Student Hsg. Rev.:
(Univ. Student Hsg., LLC Proj. at West Chester Univ.) Series 2003, 0.06% 2/7/12, LOC Fed. Home Ln. Bank Pittsburgh, VRDN (a)	7,000	7,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Chester County Indl. Dev. Auth. Student Hsg. Rev.: - continued
Series 2008 A, 0.08% 2/7/12, LOC Citizens Bank of Pennsylvania, VRDN (a)	$ 32,265	$ 32,265
Delaware County Auth. Rev. (White Horse Village Proj.):
Series 2006 B, 0.11% 2/1/12, LOC Citizens Bank of Pennsylvania, VRDN (a)	7,300	7,300
Series 2008, 0.11% 2/1/12, LOC Citizens Bank of Pennsylvania, VRDN (a)	2,500	2,500
Delaware County Indl. Dev. Auth. Rev. (Resource Recovery Facility Proj.) Series 1997 G, 0.04% 2/7/12, VRDN (a)	1,000	1,000
Geisinger Auth. Health Sys. Rev. Participating VRDN Series Putters 3446, 0.08% 2/7/12 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	2,020	2,020
Harveys Lake Gen. Muni. Auth. (Misericordia Univ. Proj.) 0.08% 2/7/12, LOC PNC Bank NA, VRDN (a)	8,800	8,800
Lancaster County Hosp. Auth. Health Ctr. Rev. (Lancaster Gen. Hosp. Proj.) Series 2008, 0.09% 2/1/12, LOC Bank of America NA, VRDN (a)	1,200	1,200
Lower Merion School District Series 2009 A, 0.07% 2/7/12, LOC State Street Bank & Trust Co., Boston, VRDN (a)	4,600	4,600
Northeastern Pennsylvania Hosp. and Ed. Auth. Rev. (The Commonwealth Med. College Proj.) Series 2009, 0.06% 2/7/12, LOC PNC Bank NA, VRDN (a)	11,425	11,425
Pennsylvania Gen. Oblig. Participating VRDN:
Series Putters 3352Z, 0.08% 2/7/12 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	3,000	3,000
Series ROC II R 11505, 0.08% 2/7/12 (Liquidity Facility Citibank NA) (a)(d)	4,100	4,100
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Indiana Univ. of Pennsylvania Student Hsg. Proj.) Series 2008, 0.06% 2/7/12, LOC Fed. Home Ln. Bank Pittsburgh, VRDN (a)	26,260	26,260
(Keystone College Proj.) Series 2001 H5, 0.08% 2/7/12, LOC PNC Bank NA, VRDN (a)	3,250	3,250
(King's College Proj.) Series 2001 H6, 0.08% 2/7/12, LOC PNC Bank NA, VRDN (a)	3,825	3,825
(Marywood Univ. Proj.) Series 2005 A, 0.08% 2/7/12, LOC PNC Bank NA, VRDN (a)	4,735	4,735
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev. Series 2008 B2, 0.06% 2/7/12, LOC PNC Bank NA, VRDN (a)	16,445	16,445
RBC Muni. Products, Inc. Trust Participating VRDN Series RBC E 22, 0.08% 2/7/12 (Liquidity Facility Royal Bank of Canada) (a)(d)	13,400	13,400
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Schuylkill County Indl. Dev. Auth. Resource Recovery Rev. (Integrys Energy Group, Inc. Proj.) 0.07% 2/7/12, LOC JPMorgan Chase Bank, VRDN (a)	$ 19,800	$ 19,800
Somerset County Gen. Oblig. Series 2009 A, 0.08% 2/7/12, LOC PNC Bank NA, VRDN (a)	3,470	3,470
South Fork Muni. Auth. Hosp. Rev. (Conemaugh Health Ctr. Proj.) Series A, 0.07% 2/7/12, LOC PNC Bank NA, VRDN (a)	11,125	11,125
Univ. of Pittsburgh Commonwealth Sys. of Higher Ed.:
Bonds (Univ. Cap. Proj.) Series 2005 B, 0.12% tender 4/5/12, CP mode	13,300	13,300
Participating VRDN Series WF 09 38C, 0.08% 2/7/12 (Liquidity Facility Wells Fargo & Co.) (a)(d)	6,000	6,000
Washington County Hosp. Auth. Rev. (Washington Hosp. Proj.) Series 2007 B, 0.08% 2/7/12, LOC Wells Fargo Bank NA, VRDN (a)	10,000	10,000
West Cornwall Township Muni. Auth. (Lebanon Valley Brethren Home Proj.) Series 2006, 0.07% 2/7/12, LOC PNC Bank NA, VRDN (a)	3,300	3,300
		267,675
Puerto Rico - 0.0%
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2003 C5-2, 0.08% 2/7/12, LOC Barclays Bank PLC NY Branch, VRDN (a)	1,000	1,000
Rhode Island - 0.9%
Narragansett Bay Commission Wastewtr. Sys. Rev.:
Participating VRDN Series Solar 07 16, 0.07% 2/7/12 (Liquidity Facility U.S. Bank NA, Minnesota) (a)(d)	12,345	12,345
Series 2008 A, 0.06% 2/7/12, LOC U.S. Bank NA, Minnesota, VRDN (a)	9,400	9,400
Rhode Island & Providence Plantations Bonds Series 2004 B, 5% 8/1/12	2,000	2,047
Rhode Island Health and Edl. Bldg. Corp. Higher Ed. Facility Rev.:
(Bryant Univ. Proj.) Series 2008, 0.06% 2/7/12, LOC TD Banknorth, NA, VRDN (a)	11,100	11,100
(New England Institute of Technology Proj.) Series 2008, 0.06% 2/7/12, LOC TD Banknorth, NA, VRDN (a)	4,870	4,870
(Rhode Island School of Design Proj.):
Series 2008 A, 0.1% 2/7/12, LOC Bank of America NA, VRDN (a)	17,605	17,605
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Rhode Island - continued
Rhode Island Health and Edl. Bldg. Corp. Higher Ed. Facility Rev.: - continued
(Rhode Island School of Design Proj.):
Series 2008 B, 0.08% 2/7/12, LOC TD Banknorth, NA, VRDN (a)	$ 14,400	$ 14,400
(Roger Williams Univ. Proj.) Series 2008 B, 0.1% 2/7/12, LOC Bank of America NA, VRDN (a)	4,900	4,900
		76,667
South Carolina - 1.4%
Beaufort County School District Bonds Series 2011 D, 3% 3/1/12	7,300	7,316
Charleston County School District Bonds Series 2011 B, 2% 3/1/12	12,700	12,719
Columbia Wtrwks. & Swr. Rev. Participating VRDN Series BC 10 43W, 0.1% 2/7/12 (Liquidity Facility Barclays Bank PLC) (a)(d)	1,875	1,875
Florence County Hosp. Rev. (McLeod Reg'l. Med. Ctr. Proj.) Series 2010 B, 0.07% 2/7/12, LOC Wells Fargo Bank NA, VRDN (a)	2,500	2,500
Greenville County School District Bonds Series 2011, 1.5% 6/1/12	16,900	16,971
Greenwood School District #50 Gen. Oblig. Bonds:
Series 2011 B, 1% 4/2/12	5,960	5,968
Series A, 1.5% 4/2/12	4,650	4,659
Oconee County Poll. Cont. Rev. (Duke Energy Corp. Proj.) Series 1999 A, 0.13% 2/1/12, VRDN (a)	4,500	4,500
South Carolina Assoc. of Governmental Organizations Ctfs. of Prtn. Bonds Series 2011 C, 1% 3/1/12	23,500	23,515
South Carolina Edl. Facilities Auth. for Private Nonprofit Institutions of Higher Learning Edl. Facilities Rev. (Claflin Univ. Proj.) 0.1% 2/7/12, LOC Bank of America NA, VRDN (a)	1,000	1,000
South Carolina Gen. Oblig. Participating VRDN Series ROC II R 692W, 0.07% 2/7/12 (Liquidity Facility Wells Fargo & Co.) (a)(d)	4,115	4,115
South Carolina Jobs-Econ. Dev. Auth. Econ. Dev. Rev. (Bon Secours Health Sys. Proj.) Series 2008 D, 0.08% 2/7/12, LOC Citibank NA, VRDN (a)	4,710	4,710
South Carolina Pub. Svc. Auth. Rev.:
Series 2010 A:
0.14% 3/19/12, CP	5,458	5,458
0.17% 2/8/12, CP	10,986	10,986
Series 2010 B:
0.14% 3/19/12, CP	1,481	1,481
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
South Carolina - continued
South Carolina Pub. Svc. Auth. Rev.: - continued
Series 2010 B:
0.17% 2/8/12, CP	$ 1,157	$ 1,157
York County Poll. Cont. Rev. Bonds (Duke Energy Corp. Proj.) 0.5% tender 2/1/12, CP mode	6,800	6,800
		115,730
Tennessee - 1.2%
Chattanooga Health Ed. & Hsg. Facility Board Rev. (Southern Adventist Univ. Proj.) 0.2% 2/7/12, LOC Bank of America NA, VRDN (a)	7,495	7,495
Clarksville Pub. Bldg. Auth. Rev. (Tennessee Muni. Bond Fund Proj.):
Series 1994, 0.25% 2/7/12, LOC Bank of America NA, VRDN (a)	2,100	2,100
Series 2003, 0.1% 2/1/12, LOC Bank of America NA, VRDN (a)	6,525	6,525
Series 2008, 0.1% 2/1/12, LOC Bank of America NA, VRDN (a)	2,600	2,600
Indl. Dev. Board of Blount County and Cities of Alcoa and Maryville (Maryville Civic Arts Ctr. Proj.) Series 2009 B, 0.07% 2/7/12, LOC Branch Banking & Trust Co., VRDN (a)	4,085	4,085
Jackson Energy Auth. Wastewtr. Sys. Rev. Series 2009, 0.1% 2/7/12, LOC Bank of America NA, VRDN (a)	9,000	9,000
Knox County Health Edl. & Hsg. Facilities Board Hosp. Facilities Rev.:
Series 2011 A, 0.09% 2/7/12, LOC Bank of America NA, VRDN (a)	4,975	4,975
Series 2011 B, 0.09% 2/7/12, LOC Bank of America NA, VRDN (a)	8,500	8,500
Metropolitan Govt. Nashville & Davidson County Indl. Dev. Board Rev. (Nashville Symphony Hall Proj.) Series 2004, 0.1% 2/7/12, LOC Bank of America NA, VRDN (a)	22,100	22,100
Montgomery County Pub. Bldg. Auth. Pooled Fing. Rev. (Tennessee County Ln. Pool Prog.):
Series 1999, 0.2% 2/7/12, LOC Bank of America NA, VRDN (a)	4,300	4,300
Series 2006, 0.1% 2/1/12, LOC Bank of America NA, VRDN (a)	1,500	1,500
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Tennessee - continued
Nashville and Davidson County Metropolitan Govt. Gen. Oblig. Participating VRDN Series Putters 2631, 0.08% 2/7/12 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	$ 20,000	$ 20,000
Shelby County Health Edl. & Hsg. Facilities Board Rev. (Trezevant Manor Proj.) Series A, 0.1% 2/7/12, LOC Bank of America NA, VRDN (a)	7,175	7,175
		100,355
Texas - 8.6%
Austin Elec. Util. Sys. Rev. Series A, 0.1% 2/9/12, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	10,900	10,900
Austin Wtr. & Wastewtr. Sys. Rev. Series 2008, 0.04% 2/7/12, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., LOC Sumitomo Mitsui Banking Corp., VRDN (a)	12,400	12,400
Birdville Independent School District Participating VRDN Series MT 720, 0.14% 2/7/12 (Liquidity Facility Bank of America NA) (a)(d)	3,895	3,895
Board of Regents of The Texas A&M Univ. Sys. Permanent Univ. Fund Participating VRDN Series WF 10 53C, 0.08% 2/7/12 (Liquidity Facility Wells Fargo Bank NA) (a)(d)	5,555	5,555
Brownsville Util. Sys. Rev. Series A, 0.14% 3/19/12, LOC State Street Bank & Trust Co., Boston, CP	7,500	7,500
Comal Independent School District Participating VRDN Series ROC II R 11907, 0.08% 2/7/12 (Liquidity Facility Citibank NA) (a)(d)	2,825	2,825
Dallas Area Rapid Transit Sales Tax Rev. Participating VRDN Series ROC II R 12317, 0.08% 2/7/12 (Liquidity Facility Citibank NA) (a)(d)	4,000	4,000
Dallas Independent School District Bonds Series 2005, 5.25% 8/15/12 (Permanent School Fund of Texas Guaranteed)	2,185	2,243
Dallas Wtr. & Swr. Sys. Rev.:
Participating VRDN Series Solar 06 60, 0.07% 2/7/12 (Liquidity Facility U.S. Bank NA, Minnesota) (a)(d)	11,400	11,400
Series C, 0.1% 3/16/12, CP	4,450	4,450
Dallas Wtrwks. & Swr. Sys. Rev. Bonds Series 2010, 3% 10/1/12	4,435	4,516
Fort Bend Independent School District Participating VRDN Series WF 09 49C, 0.08% 2/7/12 (Liquidity Facility Wells Fargo & Co.) (a)(d)	4,925	4,925
Friendswood Independent School District Participating VRDN Series BA 08 3036X, 0.18% 2/7/12 (Liquidity Facility Bank of America NA) (a)(d)	8,635	8,635
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Frisco Independent School District Bonds Series WF 11 1C, 0.2%, tender 7/25/12 (Liquidity Facility Wells Fargo Bank NA) (a)(d)(e)	$ 6,895	$ 6,895
Harris County Cultural Ed. Facilities Fin. Corp. Rev.:
(Memorial Hermann Healthcare Sys. Proj.) Series 2008 D1, 0.07% 2/7/12, LOC JPMorgan Chase Bank, VRDN (a)	6,500	6,500
(YMCA of the Greater Houston Area Proj.) Series 2008 C, 0.08% 2/1/12, LOC Bank of America NA, VRDN (a)	10,100	10,100
Harris County Flood Cont. District Participating VRDN Series ROC II R 10396, 0.07% 2/1/12 (Liquidity Facility Citibank NA) (a)(d)	16,000	16,000
Harris County Gen. Oblig.:
Bonds Series 2011 A, 2%, tender 8/15/12 (a)	9,100	9,184
Participating VRDN Series RBC E 18, 0.08% 2/7/12 (Liquidity Facility Royal Bank of Canada) (a)(d)	11,000	11,000
Series A1, 0.14% 3/19/12 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	7,535	7,535
TAN Series 2011:
1.5% 2/29/12	10,600	10,611
2.5% 2/29/12	23,000	23,041
Harris County Metropolitan Trans. Auth.:
Series A1:
0.16% 2/8/12 (Liquidity Facility JPMorgan Chase Bank), CP	28,150	28,150
0.22% 2/16/12 (Liquidity Facility JPMorgan Chase Bank), CP	11,750	11,750
Series A3, 0.13% 5/24/12 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	9,000	9,000
Harris County Tex Indl. Dev. Corp. (HFOTCO LLC Proj.) Series 2010, 0.1% 2/7/12, LOC Bank of America NA, VRDN (a)	1,600	1,600
Harris County Tex Metropolitan Tran Auth. Participating VRDN Series WF 11 104 C, 0.08% 2/7/12 (Liquidity Facility Wells Fargo Bank NA) (a)(d)	24,490	24,490
Houston Gen. Oblig.:
Participating VRDN Series BC 11 116B, 0.1% 2/7/12 (Liquidity Facility Barclays Bank PLC) (a)(d)	7,935	7,935
Series A, 0.17% 2/7/12, LOC Union Bank of California, CP	7,600	7,600
Houston Higher Ed. Fin. Corp. Higher Ed. Rev. Participating VRDN Series MS 06 2042, 0.07% 2/7/12 (Liquidity Facility Wells Fargo & Co.) (a)(d)	18,870	18,870
Houston Independent School District Participating VRDN Series MT 732, 0.14% 2/7/12 (Liquidity Facility Bank of America NA) (a)(d)	9,805	9,805
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Houston Util. Sys. Rev.:
Participating VRDN Series ROC II R 12267, 0.08% 2/7/12 (Liquidity Facility Citibank NA) (a)(d)	$ 7,955	$ 7,955
Series 2004 B1, 0.09% 2/7/12, LOC Bank of America NA, VRDN (a)	13,900	13,900
Humble Independent School District Participating VRDN Series MT 733, 0.14% 2/7/12 (Liquidity Facility Bank of America NA) (a)(d)	8,475	8,475
Irving Independent School District Participating VRDN Series PT 3954, 0.08% 2/7/12 (Liquidity Facility Wells Fargo & Co.) (a)(d)	17,840	17,840
Keller Independent School District Participating VRDN Series WF11 55 C, 0.08% 2/7/12 (Liquidity Facility Wells Fargo Bank NA) (a)(d)	5,650	5,650
Lower Colorado River Auth. Transmission Contract Rev. Bonds (LCRA Transmission Corp. Proj.) Series 2011 B, 1.5% 5/15/12	4,395	4,409
Mansfield Independent School District Participating VRDN Series Putters 754, 0.14% 2/7/12 (Liquidity Facility Bank of America NA) (a)(d)	8,495	8,495
North Central Texas Health Facilities Dev. Corp. Bonds Series WF 09 33C, 0.2%, tender 7/25/12 (Liquidity Facility Wells Fargo & Co.) (a)(d)(e)	7,270	7,270
North Texas Tollway Auth. Rev. Participating VRDN:
Series ROC II R 11947, 0.08% 2/7/12 (Liquidity Facility Citibank NA) (a)(d)	7,200	7,200
Series ROC II R 14006, 0.08% 2/7/12 (Liquidity Facility Citibank NA) (a)(d)	4,940	4,940
Plano Gen. Oblig. Participating VRDN Series MS 06 1862, 0.07% 2/7/12 (Liquidity Facility Wells Fargo & Co.) (a)(d)	5,830	5,830
Puttable Fltg Opt Exmt Rcpt Participating VRDN Series MT 788, 0.14% 2/7/12 (Liquidity Facility Bank of America NA) (a)(d)	10,515	10,515
RBC Muni. Products, Inc. Trust Participating VRDN Series RBC E 27, 0.08% 2/7/12 (Liquidity Facility Royal Bank of Canada) (a)(d)	13,000	13,000
Red River Ed. Fin. Corp. Ed. Rev. (Texas Christian Univ. Proj.):
Series 2000, 0.06% 2/7/12, VRDN (a)	28,600	28,600
0.06% 2/7/12, VRDN (a)	1,500	1,500
San Antonio Elec. & Gas Sys. Rev.:
Bonds Series 2002, 5.25% 2/1/12	4,000	4,000
Participating VRDN Series BBT 08 26, 0.07% 2/7/12 (Liquidity Facility Branch Banking & Trust Co.) (a)(d)	5,315	5,315
Series A, 0.12% 2/17/12, CP	17,500	17,500
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
San Antonio Hotel Occupancy Tax Rev. Series 2008, 0.07% 2/7/12, LOC Wells Fargo Bank NA, VRDN (a)	$ 12,455	$ 12,455
San Antonio Wtr. Sys. Rev.:
Participating VRDN Series EGL 06 5, 0.08% 2/7/12 (Liquidity Facility Citibank NA) (a)(d)	3,000	3,000
Series 2001 A:
0.09% 2/15/12, CP	10,000	10,000
0.1% 2/16/12, CP	14,480	14,480
0.22% 2/1/12, CP	9,287	9,287
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. (Baylor Health Care Sys. Proj.):
Series 2011 C, 0.06% 2/7/12, LOC Northern Trust Co., VRDN (a)	1,000	1,000
Series 2011 E, 0.07% 2/7/12, LOC Wells Fargo Bank NA, VRDN (a)	10,600	10,600
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. (Christus Health Proj.):
Series 2008 C1, 0.09% 2/7/12, LOC Bank of America NA, VRDN (a)	2,000	2,000
Series 2008 C2, 0.09% 2/7/12, LOC Bank of America NA, VRDN (a)	5,900	5,900
Tarrant County Health Facilities Dev. Corp. Rev. (Carter Blood Care Proj.) Series 1998, 0.08% 2/7/12, LOC JPMorgan Chase Bank, VRDN (a)	1,000	1,000
Texas Gen. Oblig.:
Bonds Series 2011, 3% 10/1/12	1,600	1,630
Participating VRDN:
Series Putters 3480, 0.08% 2/7/12 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	7,495	7,495
Series ROC II R 11184, 0.07% 2/7/12 (Liquidity Facility Citibank NA) (a)(d)	6,205	6,205
Series 2011 B:
0.2% 2/21/12 (Liquidity Facility Texas Comptroller Pub. Accounts), CP	8,500	8,500
0.2% 2/22/12 (Liquidity Facility Texas Comptroller Pub. Accounts), CP	7,800	7,800
0.21% 3/6/12 (Liquidity Facility Texas Comptroller Pub. Accounts), CP	11,100	11,100
0.21% 3/7/12 (Liquidity Facility Texas Comptroller Pub. Accounts), CP	5,400	5,400
0.21% 3/8/12 (Liquidity Facility Texas Comptroller Pub. Accounts), CP	5,200	5,200
Texas Pub. Fin. Auth. Rev. Bonds Series 2010 A, 5% 7/1/12	5,000	5,098
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Texas Southmost College District Participating VRDN Series Solar 06 61, 0.07% 2/7/12 (Liquidity Facility U.S. Bank NA, Minnesota) (a)(d)	$ 10,615	$ 10,615
Texas Trans. Commission State Hwy. Fund Rev. Participating VRDN Series MT 780, 0.18% 2/7/12 (Liquidity Facility Bank of America NA) (a)(d)	5,050	5,050
Texas Wtr. Dev. Board Rev. Participating VRDN Series BA 08 1128, 0.14% 2/7/12 (Liquidity Facility Bank of America NA) (a)(d)	10,000	10,000
Univ. of Texas Board of Regents Sys. Rev.:
Bonds Series 2010 A, 4% 8/15/12	1,950	1,989
Participating VRDN Series Putters 1646, 0.08% 2/7/12 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	5,350	5,350
Series 2002 A:
0.05% 2/9/12 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	20,108	20,108
0.08% 3/29/12 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	20,096	20,096
Univ. of Texas Permanent Univ. Fund Rev. Participating VRDN Series BBT 08 59, 0.07% 2/7/12 (Liquidity Facility Branch Banking & Trust Co.) (a)(d)	6,000	6,000
Victoria Independent School District Bonds Series WF 08 26C, 0.2%, tender 7/25/12 (Liquidity Facility Wells Fargo & Co.) (a)(d)(e)	12,335	12,335
		695,397
Utah - 1.1%
Carbon County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.06% 2/7/12, LOC Wells Fargo Bank NA, VRDN (a)	1,800	1,800
Emery County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.07% 2/7/12, LOC Wells Fargo Bank NA, VRDN (a)	7,940	7,940
Intermountain Pwr. Agcy. Pwr. Supply Rev.:
Series 1997 B:
0.09% 3/16/12 (Liquidity Facility Bank of Nova Scotia), CP	6,800	6,800
0.09% 3/16/12 (Liquidity Facility JPMorgan Chase Bank), CP	40,700	40,700
Series 1997 B2, 0.18% 2/6/12 (Liquidity Facility Bank of Nova Scotia), CP	5,160	5,160
Series 1998 B4, 0.17% 2/8/12 (Liquidity Facility JPMorgan Chase Bank), CP	2,940	2,940
Utah Gen. Oblig. Bonds Series 2002 B, 5.375% 7/1/12	7,200	7,354
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Utah - continued
Utah State Board of Regents Rev. Participating VRDN Series Solar 06 140, 0.07% 2/7/12 (Liquidity Facility U.S. Bank NA, Minnesota) (a)(d)	$ 9,900	$ 9,900
Utah Transit Auth. Sales Tax Rev. Participating VRDN Series BBT 08 27, 0.07% 2/7/12 (Liquidity Facility Branch Banking & Trust Co.) (a)(d)	5,640	5,640
		88,234
Virginia - 2.8%
Albemarle County Econ. Dev. Auth. Hosp. Rev. (Martha Jefferson Hosp. Proj.) Series 2008 B, 0.05% 2/7/12, LOC Wells Fargo Bank NA, VRDN (a)	16,150	16,150
Albemarle County Indl. Dev. Auth. 0.07% 2/7/12, LOC Wells Fargo Bank NA, VRDN (a)	5,800	5,800
Fairfax County Econ. Dev. Auth. Student Hsg. Rev. (George Mason Univ. Foundation, Inc., Proj.) 0.11% 2/7/12, LOC Bank of America NA, VRDN (a)	4,520	4,520
Fairfax County Gen. Oblig. Bonds Series 2004 B, 5% 10/1/12	1,000	1,032
Fairfax County Indl. Dev. Auth. Bonds Series 2009 A, 4% 5/15/12	1,000	1,011
Fauquier County Indl. Dev. Auth. Rev. (Highland School Proj.) Series 2008, 0.07% 2/7/12, LOC Branch Banking & Trust Co., VRDN (a)	4,050	4,050
Hanover County Econ. Dev. Auth. Rev. (Bon Secours Health Sys. Proj.):
Series 2008 D1, 0.08% 2/7/12, LOC Citibank NA, VRDN (a)	21,900	21,900
Series 2008 D2, 0.06% 2/7/12, LOC U.S. Bank NA, Minnesota, VRDN (a)	37,215	37,215
Lexington Indl. Dev. Auth. Edl. Facilities Rev. Series 2010, 0.05% 2/7/12, VRDN (a)	2,435	2,435
Norfolk Econ. Dev. Auth. Hosp. Facilities Rev. Bonds (Sentara Healthcare Proj.) Series 2010 C, 0.2%, tender 8/28/12 (a)	17,345	17,345
Norfolk Econ. Dev. Auth. Rev. Series 1997, 0.09% 4/5/12, CP	8,700	8,700
Richmond Pub. Util. Rev. Participating VRDN:
Series MT 755, 0.18% 2/7/12 (Liquidity Facility Bank of America NA) (a)(d)	4,985	4,985
Series MT 777, 0.14% 2/7/12 (Liquidity Facility Bank of America NA) (a)(d)	7,485	7,485
Series ROC II R 10410, 0.09% 2/7/12 (Liquidity Facility Citibank NA) (a)(d)	2,400	2,400
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Virginia - continued
Univ. of Virginia Gen. Rev.:
Bonds Series A, 0.15% tender 3/5/12, CP mode	$ 11,010	$ 11,010
Participating VRDN:
Series BBT 08 30, 0.07% 2/7/12 (Liquidity Facility Branch Banking & Trust Co.) (a)(d)	7,500	7,500
Series EGL 06 17 Class A, 0.07% 2/7/12 (Liquidity Facility Citibank NA) (a)(d)	14,775	14,775
Series 2003 A, 0.06% 2/7/12, CP	5,000	5,000
Virginia College Bldg. Auth. Edl. Facilities Rev. Bonds Series 2011 A, 3% 9/1/12	3,375	3,429
Virginia Commonwealth Trans. Board Rev.:
Bonds (Trans. Cap. Projects) Series 2010 A1, 5% 5/15/12	3,550	3,598
Participating VRDN Series WF 11 93C, 0.08% 2/7/12 (Liquidity Facility Wells Fargo Bank NA) (a)(d)	8,710	8,710
Virginia Pub. Bldg. Auth. Pub. Facilities Rev. Bonds Series 2010 B1, 4% 8/1/12	3,825	3,897
Virginia Resources Auth. Clean Wtr. Rev. Participating VRDN:
Series BBT 08 48, 0.07% 2/7/12 (Liquidity Facility Branch Banking & Trust Co.) (a)(d)	3,925	3,925
Series MS 06 1860, 0.07% 2/7/12 (Liquidity Facility Wells Fargo & Co.) (a)(d)	2,360	2,360
Series Putters 3036, 0.08% 2/7/12 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	3,365	3,365
Series ROC II R 11923, 0.07% 2/7/12 (Liquidity Facility Citibank NA) (a)(d)	5,965	5,965
Virginia Small Bus. Fing. (Children's Hosp. of The King's Daughters, Inc. Proj.) Series 2006, 0.11% 2/7/12, LOC Bank of America NA, VRDN (a)	5,900	5,900
Virginia Small Bus. Fing. Auth. Health Care Facilities Rev.:
Participating VRDN:
Series BC 10 17W, 0.1% 2/7/12 (Liquidity Facility Barclays Bank PLC) (a)(d)	5,000	5,000
Series Putters 3791Z, 0.08% 2/7/12 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	3,350	3,350
Series 2010, 0.06% 2/7/12, LOC JPMorgan Chase Bank, VRDN (a)	8,000	8,000
		230,812
Washington - 3.4%
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev.:
Bonds Series WF 11 38, 0.2%, tender 7/25/12 (Liquidity Facility Wells Fargo Bank NA) (a)(d)(e)	9,950	9,950
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev.: - continued
Participating VRDN Series Putters 2866, 0.08% 2/7/12 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	$ 8,285	$ 8,285
Eclipse Fdg. Trust Cus. Rpt. Various States Participating VRDN Series Solar 07 106, 0.07% 2/7/12 (Liquidity Facility U.S. Bank NA, Minnesota) (a)(d)	3,350	3,350
Energy Northwest Elec. Rev. Bonds Series 2008 D, 5% 7/1/12	3,505	3,573
King County Swr. Rev. Bonds Series 2010, 4% 1/1/13	3,080	3,187
Pierce County Econ. Dev. Corp. Spl. Rev. (Weyerhaeuser Real Estate Proj.) Series 1997 A, 0.1% 2/7/12, LOC Bank of America NA, VRDN (a)	4,400	4,400
Port of Tacoma Rev. Series 2008 B, 0.06% 2/1/12, LOC Bank of America NA, VRDN (a)	13,400	13,400
Seattle Muni. Lt. & Pwr. Rev. Participating VRDN Series Putters 3859, 0.08% 2/7/12 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	5,000	5,000
Seattle Wtr. Sys. Rev. Participating VRDN Series MS 06 2170, 0.07% 2/7/12 (Liquidity Facility Wells Fargo & Co.) (a)(d)	2,530	2,530
Snohomish County Pub. Hosp. District #2 (Stevens Health Care Proj.) Series 1999, 0.36% 2/7/12, LOC Bank of America NA, VRDN (a)	8,000	8,000
Vancouver Hsg. Auth. Rev. Series 2008, 0.12% 2/7/12, LOC Freddie Mac, VRDN (a)	8,900	8,900
Washington Econ. Dev. Fin. Auth. Econ. Dev. Rev. (Puget Sound Blood Ctr. Proj.) Series 2008 D, 0.07% 2/7/12, LOC Wells Fargo Bank NA, VRDN (a)	6,240	6,240
Washington Gen. Oblig.:
Bonds Series 2011 C, 5% 7/1/12	5,100	5,200
Participating VRDN:
Series BA 08 1121, 0.18% 2/7/12 (Liquidity Facility Bank of America NA) (a)(d)	6,665	6,665
Series Putters 3054, 0.08% 2/7/12 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	1,000	1,000
Series Putters 3856, 0.08% 2/7/12 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	8,500	8,500
Series Putters 3872, 0.08% 2/7/12 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	4,000	4,000
Series WF 11-16C, 0.08% 2/7/12 (Liquidity Facility Wells Fargo Bank NA) (a)(d)	7,315	7,315
Washington Health Care Facilities Auth. (Swedish Health Svcs. Proj.):
Series 2011 B, 0.08% 2/7/12, LOC Citibank NA, VRDN (a)	5,000	5,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Washington Health Care Facilities Auth. (Swedish Health Svcs. Proj.): - continued
Series 2011 C, 0.08% 2/7/12, LOC Citibank NA, VRDN (a)	$ 25,000	$ 25,000
Washington Health Care Facilities Auth. Rev.:
(Children's Hosp. Reg'l. Med. Ctr. Proj.) Series 2008 A, 0.07% 2/7/12, LOC Bank of America NA, VRDN (a)	31,700	31,700
(MultiCare Health Sys. Proj.):
Series 2009 A, 0.06% 2/7/12, LOC Wells Fargo Bank NA, VRDN (a)	9,000	9,000
Series 2009 B, 0.06% 2/7/12, LOC Wells Fargo Bank NA, VRDN (a)	4,750	4,750
(Southwest Washington Med. Ctr. Proj.) Series 2008 B, 0.1% 2/7/12, LOC Bank of America NA, VRDN (a)	6,655	6,655
(Southwest Washington Med. Ctr.) Series 2008 A, 0.08% 2/7/12, LOC Union Bank of California, VRDN (a)	9,200	9,200
(Swedish Health Svcs. Proj.) Series 2009 C, 0.09% 2/7/12, LOC Bank of America NA, VRDN (a)	5,000	5,000
Washington Higher Ed. Facilities Auth. Rev. (Seattle Pacific Univ. Proj.) Series 2008, 0.06% 2/7/12, LOC U.S. Bank NA, Minnesota, VRDN (a)	16,700	16,700
Washington Hsg. Fin. Commission Multi-family Hsg. Rev.:
(Discovery Heights Apt. Proj.) Series 2010, 0.08% 2/7/12, LOC Bank of America NA, VRDN (a)	16,000	16,000
(New Haven Apts. Proj.) Series 2009, 0.07% 2/7/12, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (a)	4,000	4,000
(The Cambridge Apts. Proj.) Series 2009, 0.07% 2/7/12, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (a)	6,600	6,600
(Washington Terrace Sr. Apts. Proj.) Series 2010, 0.07% 2/7/12, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN (a)	3,750	3,750
Washington Hsg. Fin. Commission Nonprofit Rev.:
(United Way King County Proj.) 0.25% 2/7/12, LOC Bank of America NA, VRDN (a)	1,500	1,500
(YMCA of Pierce and Kitsap Countries Proj.) Series 2010 B, 0.07% 2/7/12, LOC Wells Fargo Bank NA, VRDN (a)	8,100	8,100
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #2 Rev. Bonds 5.4% 7/1/12 (Bonneville Pwr. Administration Guaranteed)	15,400	15,725
		278,175
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
West Virginia - 0.6%
West Virginia Econ. Dev. Auth. Poll. Cont. Rev. (Ohio Pwr. Co. - Kammer Proj.) Series 2008 B, 0.06% 2/7/12, LOC Bank of Nova Scotia New York Branch, VRDN (a)	$ 3,000	$ 3,000
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev. (Appalachian Pwr. Co. - Amos Proj.):
Series 2009 A, 0.07% 2/7/12, LOC Sumitomo Mitsui Banking Corp., VRDN (a)	10,800	10,800
Series 2009 B, 0.08% 2/7/12, LOC Sumitomo Mitsui Banking Corp., VRDN (a)	3,000	3,000
West Virginia Hosp. Fin. Auth. Hosp. Rev. (West Virginia United Health Sys. Proj.):
Series 2008 D, 0.1% 2/7/12, LOC Bank of America NA, VRDN (a)	4,600	4,600
Series 2009 A, 0.07% 2/7/12, LOC Branch Banking & Trust Co., VRDN (a)	4,700	4,700
Series 2009 B, 0.07% 2/7/12, LOC Branch Banking & Trust Co., VRDN (a)	2,900	2,900
West Virginia Hosp. Fin. Auth. Rev. (Charleston Area Med. Ctr., Inc. Proj.) Series 2008 A, 0.07% 2/7/12, LOC Branch Banking & Trust Co., VRDN (a)	22,800	22,800
		51,800
Wisconsin - 1.8%
Appleton Redev. Auth. Rev. (Fox Cities Performing Arts Ctr. Proj.) Series 2001 B, 0.08% 2/7/12, LOC JPMorgan Chase Bank, VRDN (a)	9,200	9,200
Madison Metropolitan School District Participating VRDN Series Putters 4027, 0.08% 2/1/12 (Liquidity Facility JPMorgan Chase & Co.) (a)(d)	19,750	19,750
Milwaukee Gen. Oblig.:
Bonds Series 2011 N3, 4% 5/15/12	11,300	11,419
Series C2, 0.15% 4/12/12, LOC State Street Bank & Trust Co., Boston, CP	10,000	10,000
Wisconsin Gen. Oblig.:
Bonds:
Series 1, 5% 5/1/12	6,000	6,070
Series 2004 E, 4.25% 5/1/12	1,125	1,136
Participating VRDN:
Series BBT 08 47, 0.07% 2/7/12 (Liquidity Facility Branch Banking & Trust Co.) (a)(d)	6,400	6,400
Series Solar 07 4, 0.07% 2/7/12 (Liquidity Facility U.S. Bank NA, Minnesota) (a)(d)	24,235	24,235
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Wisconsin - continued
Wisconsin Gen. Oblig.: - continued
Series 2005 A, 0.09% 3/16/12 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	$ 2,500	$ 2,500
Series 2006 A:
0.07% 2/15/12 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	2,724	2,724
0.09% 3/16/12 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	3,250	3,250
TAN 2% 6/15/12	20,800	20,935
Wisconsin Health & Edl. Facilities Auth. Rev. Participating VRDN Series MS 3259. 0.14% 2/7/12 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	5,000	5,000
Wisconsin Trans. Rev.:
Series 1997 A, 0.09% 3/16/12 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	10,341	10,341
Series 2006 A:
0.07% 2/15/12 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	2,000	2,000
0.18% 3/7/12 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	9,850	9,850
		144,810
Wyoming - 0.1%
Sweetwater County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.06% 2/7/12, LOC Wells Fargo Bank NA, VRDN (a)	6,250	6,250
Municipal Securities - continued
	Shares	Value (000s)
Other - 5.3%
Fidelity Tax-Free Cash Central Fund, 0.07% (b)(c)	434,034,083	$ 434,032
TOTAL INVESTMENT PORTFOLIO - 101.5% (Cost $8,253,409)		8,253,409
NET OTHER ASSETS (LIABILITIES) - (1.5)%		(119,035)
NET ASSETS - 100%		$ 8,134,374
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
CP	-	COMMERCIAL PAPER
RAN	-	REVENUE ANTICIPATION NOTE
TAN	-	TAX ANTICIPATION NOTE
TRAN	-	TAX AND REVENUE ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(b) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d) Provides evidence of ownership in one or more underlying municipal bonds.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $81,640,000 or 1.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost (000s)
Belmont Redwood Shores CA School District Bonds Series WF 11 105 C, 0.2%, tender 7/25/12 (Liquidity Facility Wells Fargo Bank NA)	9/29/11	$ 10,360
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Bonds Series WF 11 38, 0.2%, tender 7/25/12 (Liquidity Facility Wells Fargo Bank NA)	3/24/11	$ 9,950
Frisco Independent School District Bonds Series WF 11 1C, 0.2%, tender 7/25/12 (Liquidity Facility Wells Fargo Bank NA)	1/25/12	$ 6,895
Mississippi Hosp. Equip. & Facilities Auth. Bonds (Baptist Memorial Health Care Proj.) Series 2004 B2, 0.19%, tender 7/11/12	1/5/12	$ 8,600
Security	Acquisition Date	Cost (000s)
North Central Texas Health Facilities Dev. Corp. Bonds Series WF 09 33C, 0.2%, tender 7/25/12 (Liquidity Facility Wells Fargo & Co.)	8/18/11	$ 7,270
Palm Beach County Solid Waste Auth. Rev. Bonds Series WF 11 118, 0.2%, tender 7/25/12 (Liquidity Facility Wells Fargo Bank NA)	10/27/11 - 12/2/11	$ 26,230
Victoria Independent School District Bonds Series WF 08 26C, 0.2%, tender 7/25/12 (Liquidity Facility Wells Fargo & Co.)	8/18/11	$ 12,335
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Tax-Free Cash Central Fund	$ 171
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At January 31, 2012, the cost of investment securities for income tax purposes was $8,253,409,000.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Cash Management Funds:
Treasury Fund

January 31, 2012

1.813078.107

UST-QTLY-0312

Investments January 31, 2012 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 22.8%
	Yield (a)	Principal Amount (000s)	Value (000s)
U.S. Treasury Bills - 1.0%
11/15/12	0.11%	$ 58,000	$ 57,949
U.S. Treasury Notes - 21.8%
3/31/12 to 2/28/13	0.09 to 0.19	1,223,830	1,237,922
TOTAL U.S. TREASURY OBLIGATIONS			1,295,871
Repurchase Agreements - 77.1%
	Maturity Amount (000s)
In a joint trading account at:
0.2% dated 1/31/12 due 2/1/12 (Collateralized by U.S. Treasury Obligations)	2,726,190	2,726,175
0.2% dated 1/31/12 due 2/1/12 (Collateralized by U.S. Treasury Obligations)	53,358	53,358
With:
Barclays Capital, Inc. at:
0.09%, dated 1/24/12 due 2/7/12 (Collateralized by U.S. Treasury Obligations valued at $232,564,727, 1% - 4.25%, 5/15/12 - 4/30/18)	228,017	228,000
0.1%, dated 1/26/12 due 2/2/12 (Collateralized by U.S. Treasury Obligations valued at $102,001,715, 0% - 3.88%, 4/30/12 - 5/15/18)	100,002	100,000
0.16%, dated 1/31/12 due 2/7/12 (Collateralized by U.S. Treasury Obligations valued at $240,721,101, 2.63% - 3.13%, 4/30/16 - 10/31/16)	236,007	236,000
0.2%, dated 1/31/12 due 2/1/12 (Collateralized by U.S. Treasury Obligations valued at $706,306,395, 1.25%, 1/31/19)	693,004	693,000
Repurchase Agreements - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
Citigroup Global Capital Markets, Inc. at 0.09%, dated 1/25/12 due 2/1/12 (Collateralized by U.S. Treasury Obligations valued at $116,444,142, 1.25%, 9/30/15)	$ 114,002	$ 114,000
Morgan Stanley & Co., Inc. at 0.12%, dated 1/30/12 due 2/6/12 (Collateralized by U.S. Treasury Obligations valued at $232,561,861, 2.75% - 4.25%, 10/31/13 - 11/15/40)	228,005	228,000
TOTAL REPURCHASE AGREEMENTS		4,378,533
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $5,674,404)		5,674,404
NET OTHER ASSETS (LIABILITIES) - 0.1%		7,967
NET ASSETS - 100%		$ 5,682,371
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$2,726,175,000 due 2/01/12 at 0.20%
BNP Paribas Securities Corp.	$ 135,334
Credit Agricole CIB New York Branch	961,503
Credit Suisse Securities (USA) LLC	283,234
RBS Securities, Inc.	1,201,878
UBS Securities LLC	60,094
Wells Fargo Securities LLC	84,132
$ 2,726,175
$53,358,000 due 2/01/12 at 0.20%
BNP Paribas Securities Corp.	$ 28,147
Barclays Capital, Inc.	14,971
Merrill Lynch, Pierce, Fenner & Smith, Inc.	10,240
$ 53,358
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At January 31, 2012, the cost of investment securities for income tax purposes was $5,674,404,000.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Newbury Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Newbury Street Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	March 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	March 29, 2012
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	March 29, 2012